Annual Report

December 31, 2020

Symetra Separate Account SL

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm
To the Board of Directors of Symetra Life Insurance Company and Contract Owners of Symetra Separate Account SL
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the Symetra Separate Account SL (the Separate Account), as of December 31, 2020, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statements of operations and changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the years in the four-year period ended December 31, 2019, were audited by other independent registered public accountants whose report, dated April 30, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 23, 2021

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm (Continued)

American Century Balanced

American Century Inflation Protection I

American Century Inflation Protection II

American Century International

American Century Large Company Value II

American Century Ultra I

American Century Ultra II

American Century Value

BNY Mellon Appreciation

BNY Mellon MidCap Stock

BNY Mellon Stock Index

BNY Mellon Sustainable U.S. Equity

BNY Mellon Technology Growth

Calvert Nasdaq 100 Index

Calvert Russell 2000 Small Cap Index

DWS CROCI International VIP – Class A

DWS Global Income Builder VIP A

Federated Hermes High Income Bond (1)

Federated Hermes Managed Volatility II (1)

Fidelity Asset Manager

Fidelity Asset Manager Growth

Fidelity Balanced

Fidelity Contrafund

Fidelity Equity-Income

Fidelity Government Money Market Portfolio – Initial Class

Fidelity Growth

Fidelity Growth & Income

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm (Continued)

Fidelity Growth Opportunities

Fidelity High Income

Fidelity Index 500

Fidelity Investment Grade Bond

Fidelity Mid Cap I

Fidelity Mid Cap II

Fidelity Overseas

Franklin Allocation VIP Fund – Class 1

Franklin Flex Cap Growth VIP Fund – Class 2

Franklin Income VIP Fund – Class 1

Franklin Income VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 1

Franklin Small Cap Value VIP Fund – Class 2

Franklin Small-Mid Cap Growth VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Invesco American Franchise Fund I

Invesco American Franchise Fund II

Invesco Global Real Estate

Invesco Health Care

Invesco International Growth I

Invesco International Growth II

Invesco Oppenheimer Discovery Mid Cap Growth Fund I (1)

Invesco Oppenheimer Discovery Mid Cap Growth Fund II (1)

JP Morgan Insurance Trust Mid Cap Value I

JP Morgan Insurance Trust U.S. Equity I

Morningstar Aggressive Growth ETF Asset Allocation Class I

Morningstar Growth ETF Asset Allocation Class I

Morningstar Income & Growth ETF Asset Allocation Class I

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm (Continued)

Neuberger Berman AMT Mid Cap Growth Portfolio Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I

PIMCO All Asset Portfolio Admin

PIMCO All Asset Portfolio Advisor

PIMCO CommodityRealReturn Strat. Administrative Class

PIMCO Total Return Admin

Pioneer Bond VCT Class I

Pioneer Equity Income VCT Class I

Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I

Pioneer High Yield VCT Class II

Pioneer Mid Cap Value VCT Class I

Pioneer Real Estate VCT Class I

Pioneer Real Estate VCT Class II

Pioneer Select Mid Cap Growth VCT Class I

Pioneer Strategic Income VCT Class I

Pioneer Strategic Income VCT Class II

Templeton Developing Markets VIP Fund – Class 1

Templeton Developing Markets VIP Fund – Class 2

Templeton Global Bond VIP Fund – Class 1

Templeton Global Bond VIP Fund – Class 2

Templeton Growth VIP Fund – Class 1

Templeton Growth VIP Fund – Class 2

Vanguard Balanced

Vanguard Equity Income

Vanguard Equity Index

Vanguard High Yield Bond

Vanguard International

Vanguard Mid-Cap Index

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm (Continued)

Vanguard Real Estate Index

Vanguard Small Company Growth

Vanguard Total Bond Market Index

Vanguard Total Stock Market Index

Voya Global High Dividend Low Volatility Portfolio – Class S (1)

VY JPMorgan Emerging Markets Equity Portfolio Initial

Wanger USA

The following sub-accounts had varying audited periods defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statements of Operations and Changes in Net Assets
BNY Mellon Quality Bond	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through April 30, 2020 (date of liquidation)
Invesco Mid Cap Growth Fund I	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through April 30, 2020 (date of consolidation)
Invesco Oppenheimer Discovery Mid Cap Growth Fund I	As of December 31, 2020	For the period from April 30, 2020 through December 31, 2020
Invesco Mid Cap Growth Fund II	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through April 30, 2020 (date of consolidation)
Invesco Oppenheimer Discovery Mid Cap Growth Fund II	As of December 31, 2020	For the period from April 30, 2020 through December 31, 2020

(1) See Note 1 of the financial statements for the former name of this sub-account

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Contract Owners of Symetra Separate Account SL

Opinion on the Financial Statements

We have audited the accompanying statements of operations and changes in net assets for each of the subaccounts that comprise Symetra Separate Account SL (the Separate Account) for each of the periods ended December 31, 2019 indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the results of operations and changes in net assets of each subaccount for each of the periods ended December 31, 2019 indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We served as the Separate Account’s auditor from 1987 to 2020.
Seattle, Washington
April 30, 2020

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm (Continued)

Appendix – Subaccounts comprising Symetra Separate Account SL

The following subaccounts were audited for the year ended December 31, 2019:

American Century Balanced                Invesco Health Care
American Century Inflation Protection I            Invesco International Growth I
American Century Inflation Protection II            Invesco International Growth II
American Century International                Invesco Mid Cap Growth Fund I
American Century Large Company Value II            Invesco Mid Cap Growth Fund II
American Century Ultra I                    JP Morgan Insurance Trust Mid Cap Value I
American Century Ultra II                    JP Morgan Insurance Trust U.S. Equity I
American Century Value                    Morningstar Aggressive Growth ETF Asset Allocation Class I
BNY Mellon Appreciation                    Morningstar Growth ETF Asset Allocation Class I
BNY Mellon MidCap Stock                Morningstar Income & Growth ETF Asset Allocation Class I
BNY Mellon Quality Bond                Neuberger Berman AMT Mid Cap Growth Portfolio Class I
BNY Mellon Stock Index                    Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I
BNY Mellon Sustainable U.S. Equity            PIMCO All Asset Portfolio Admin
BNY Mellon Technology Growth                PIMCO All Asset Portfolio Advisor
Calvert Nasdaq 100 Index                    PIMCO CommodityRealReturn Strat. Administrative Class
Calvert Russell 2000 Small Cap Index            PIMCO Total Return Admin
DWS CROCI International VIP - Class A            Pioneer Bond VCT Class I
DWS Global Income Builder VIP A            Pioneer Equity Income VCT Class I
Federated High Income Bond                Pioneer Equity Income VCT Class II
Federated Managed Volatility II                Pioneer Fund VCT Class I
Fidelity Asset Manager                    Pioneer High Yield VCT Class I
Fidelity Asset Manager Growth                Pioneer High Yield VCT Class II
Fidelity Balanced                        Pioneer Mid Cap Value VCT Class I
Fidelity Contrafund                    Pioneer Real Estate VCT Class I
Fidelity Equity-Income                    Pioneer Real Estate VCT Class II
Fidelity Government Money Market Portfolio - Initial Class    Pioneer Select Mid Cap Growth VCT Class I
Fidelity Growth                        Pioneer Strategic Income VCT Class I
Fidelity Growth & Income                    Pioneer Strategic Income VCT Class II
Fidelity Growth Opportunities                Templeton Developing Markets VIP Fund - Class 1
Fidelity High Income                    Templeton Developing Markets VIP Fund - Class 2
Fidelity Index 500                    Templeton Global Bond VIP Fund - Class 1
Fidelity Investment Grade Bond                Templeton Global Bond VIP Fund - Class 2
Fidelity Mid Cap I                    Templeton Growth VIP Fund - Class 1
Fidelity Mid Cap II                    Templeton Growth VIP Fund - Class 2
Fidelity Overseas                        Vanguard Balanced
Franklin Allocation VIP Fund - Class 1            Vanguard Equity Income
Franklin Flex Cap Growth VIP Fund - Class 2        Vanguard Equity Index
Franklin Income VIP Fund - Class 1            Vanguard High Yield Bond
Franklin Income VIP Fund - Class 2            Vanguard International
Franklin Mutual Shares VIP Fund - Class 2            Vanguard Mid-Cap Index
Franklin Small Cap Value VIP Fund - Class 1        Vanguard Real Estate Index
Franklin Small Cap Value VIP Fund - Class 2        Vanguard Small Company Growth
Franklin Small-Mid Cap Growth VIP Fund - Class 2        Vanguard Total Bond Market Index
Franklin U.S. Government Securities VIP Fund - Class 2    Vanguard Total Stock Market Index
Invesco American Franchise Fund I                Voya Global Equity Portfolio - Class S
Invesco American Franchise Fund II            VY JPMorgan Emerging Markets Equity Portfolio Initial
Invesco Global Real Estate                Wanger USA

Symetra Separate Account SL
Statements of Assets and Liabilities
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
American Century Balanced	150,655	$1,087,513	$1,315,211	$1,315,211	34,070
American Century Inflation Protection I	7,699	88,187	85,534	85,534	524
American Century Inflation Protection II	95,767	980,691	1,062,062	1,062,062	67,053
American Century International	76,930	782,237	1,084,714	1,084,714	31,269
American Century Large Company Value II	5,321	74,877	87,908	87,908	3,573
American Century Ultra I	11,234	174,707	308,705	308,705	4,675
American Century Ultra II	19,690	358,794	526,727	526,727	10,209
American Century Value	112,316	1,034,457	1,254,569	1,254,569	37,090
BNY Mellon Appreciation	22,571	903,120	1,064,867	1,064,867	30,029
BNY Mellon MidCap Stock	62,574	1,198,461	1,247,104	1,247,104	34,772
BNY Mellon Stock Index	19,032	909,303	1,225,131	1,225,131	25,744
BNY Mellon Sustainable U.S. Equity	8,422	301,688	397,859	397,859	16,900
BNY Mellon Technology Growth	97,418	1,840,898	3,573,304	3,573,304	58,003
Calvert Nasdaq 100 Index	16,907	949,394	2,073,932	2,073,932	3,162
Calvert Russell 2000 Small Cap Index	161	10,434	14,539	14,539	50
DWS CROCI International VIP - Class A	15,629	106,884	113,152	113,152	11,455
DWS Global Income Builder VIP A	20,887	488,882	523,620	523,620	25,605
Federated Hermes High Income Bond[1]	21,440	135,622	137,433	137,433	4,304
Federated Hermes Managed Volatility II1	5,120	50,994	56,778	56,778	2,798
Fidelity Asset Manager	226,151	3,496,332	3,853,607	3,853,607	15,738
Fidelity Asset Manager Growth	27,970	497,821	615,364	615,364	10,289
Fidelity Balanced	4,365	75,208	101,674	101,674	2,302
Fidelity Contrafund	239,378	8,004,985	11,530,832	11,530,832	72,719
Fidelity Equity-Income	364,700	7,861,190	8,716,306	8,716,306	52,915
Fidelity Government Money Market Portfolio - Initial Class	1,526,887	1,526,887	1,526,887	1,526,887	63,299
Fidelity Growth	206,879	12,711,639	21,308,337	21,308,337	116,670
Fidelity Growth & Income	61,621	1,198,315	1,377,844	1,377,844	32,291
Fidelity Growth Opportunities	31,130	1,048,567	2,413,833	2,413,833	31,717
Fidelity High Income	134,195	728,341	712,576	712,576	6,032
Fidelity Index 500	19,901	4,363,580	7,394,810	7,394,810	52,867
Fidelity Investment Grade Bond	96,877	1,328,042	1,365,006	1,365,006	3,943
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Fidelity Mid Cap I	2,555	$87,154	$98,920	$98,920	364
Fidelity Mid Cap II	36,511	1,150,437	1,361,483	1,361,483	36,346
Fidelity Overseas	94,179	1,782,422	2,497,619	2,497,619	16,934
Franklin Allocation VIP Fund - Class 1	4,866	31,454	26,715	26,715	129
Franklin Flex Cap Growth VIP Fund - Class 2	19,977	143,978	218,144	218,144	4,418
Franklin Income VIP Fund - Class 1	1,309	20,733	20,473	20,473	103
Franklin Income VIP Fund - Class 2	6,533	97,544	98,263	98,263	4,396
Franklin Mutual Shares VIP Fund - Class 2	10,755	200,872	178,414	178,414	7,186
Franklin Small Cap Value VIP Fund - Class 1	5,290	96,156	80,404	80,404	289
Franklin Small Cap Value VIP Fund - Class 2	59,662	903,093	865,107	865,107	27,421
Franklin Small-Mid Cap Growth VIP Fund - Class 2	64,407	1,106,024	1,488,445	1,488,445	43,905
Franklin U.S. Government Securities VIP Fund - Class 2	51,909	635,391	627,063	627,063	32,688
Invesco American Franchise Fund I	21,934	1,235,110	1,954,329	1,954,329	59,660
Invesco American Franchise Fund II	575	34,003	48,449	48,449	1,230
Invesco Global Real Estate	30,918	503,270	454,179	454,179	10,637
Invesco Health Care	771	21,331	25,959	25,959	546
Invesco International Growth I	11,747	392,351	499,479	499,479	10,688
Invesco International Growth II	10,752	386,595	450,296	450,296	21,736
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	656	63,287	70,067	70,067	1,220
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	2,333	204,783	228,814	228,814	7,215
JP Morgan Insurance Trust Mid Cap Value I	109,049	1,137,091	1,187,535	1,187,535	30,052
JP Morgan Insurance Trust U.S. Equity I	22,413	603,059	838,256	838,256	15,766
Morningstar Aggressive Growth ETF Asset Allocation Class I	14,752	186,440	193,694	193,694	967
Morningstar Growth ETF Asset Allocation Class I	6,554	75,780	76,610	76,610	383
Morningstar Income & Growth ETF Asset Allocation Class I	1,551	15,695	16,101	16,101	92
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	23,528	580,063	936,382	936,382	2,367
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	1,788	33,240	27,537	27,537	131
PIMCO All Asset Portfolio Admin	7,085	72,337	78,431	78,431	430
PIMCO All Asset Portfolio Advisor	3,025	32,377	33,902	33,902	1,766
PIMCO CommodityRealReturn Strat. Administrative Class	101,070	723,116	611,473	611,473	75,032
PIMCO Total Return Admin	84,479	938,635	979,116	979,116	5,142
Pioneer Bond VCT Class I	90,853	1,025,544	1,070,256	1,070,256	32,111
Pioneer Equity Income VCT Class I	70,388	1,397,352	1,091,713	1,091,713	4,267
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Pioneer Equity Income VCT Class II	16,548	$275,288	$261,277	$261,277	8,800
Pioneer Fund VCT Class I	310,547	4,930,391	5,226,496	5,226,496	99,673
Pioneer High Yield VCT Class II	12,974	112,793	118,972	118,972	5,513
Pioneer Mid Cap Value VCT Class I	68,465	1,327,814	1,230,323	1,230,323	30,673
Pioneer Real Estate VCT Class I	66,879	862,665	510,280	510,280	2,393
Pioneer Real Estate VCT Class II	76,004	847,161	582,950	582,950	29,644
Pioneer Select Mid Cap Growth VCT Class I	223,735	6,020,907	8,394,521	8,394,521	107,294
Pioneer Strategic Income VCT Class I	9,075	94,515	97,006	97,006	489
Pioneer Strategic Income VCT Class II	17,806	179,501	189,981	189,981	9,530
Templeton Developing Markets VIP Fund - Class 1	6,091	56,573	71,450	71,450	503
Templeton Developing Markets VIP Fund - Class 2	96,001	781,941	1,117,460	1,117,460	31,424
Templeton Global Bond VIP Fund - Class 1	8,025	141,019	116,292	116,292	666
Templeton Global Bond VIP Fund - Class 2	9,541	152,621	131,863	131,863	7,050
Templeton Growth VIP Fund - Class 1	8,856	115,261	101,136	101,136	678
Templeton Growth VIP Fund - Class 2	14,737	183,091	164,620	164,620	7,673
Vanguard Balanced	44,729	999,038	1,148,650	1,148,650	4,258
Vanguard Equity Income	5,631	104,406	129,913	129,913	473
Vanguard Equity Index	397,617	17,653,370	21,375,885	21,375,885	1,133,048
Vanguard High Yield Bond	12,903	100,903	104,771	104,771	463
Vanguard International	8,206	155,069	357,523	357,523	1,277
Vanguard Mid-Cap Index	278,009	5,836,124	7,164,300	7,164,300	410,860
Vanguard Real Estate Index	4,167	51,123	51,806	51,806	230
Vanguard Small Company Growth	1,392	28,758	34,091	34,091	87
Vanguard Total Bond Market Index	432	5,085	5,526	5,526	32
Vanguard Total Stock Market Index	460,722	16,982,923	22,372,716	22,372,716	1,302,359
Voya Global High Dividend Low Volatility Portfolio - Class S1	39,173	374,900	410,921	410,921	2,937
VY JPMorgan Emerging Markets Equity Portfolio Initial	27,073	472,279	746,411	746,411	2,261
Wanger USA	21,594	495,661	531,866	531,866	6,703

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
American Century Balanced	$1,229,377	$21,540	$(9,707)	$11,833	$5,310	$31,526	$186,978	$223,814	$235,647	$162,563	$(228,682)	$(66,119)	$169,528	$1,398,905
American Century Inflation Protection I	75,551	2,018	(586)	1,432	(361)	—	5,189	4,828	6,260	—	(1,588)	(1,588)	4,672	80,223
American Century Inflation Protection II	847,974	20,446	(6,170)	14,276	(5,288)	—	60,083	54,795	69,071	167,274	(164,803)	2,471	71,542	919,516
American Century International	833,465	7,698	(6,089)	1,609	29,223	46,238	132,208	207,669	209,278	60,241	(196,057)	(135,816)	73,462	906,927
American Century Large Company Value II	68,261	1,500	(553)	947	504	1,869	14,776	17,149	18,096	3,780	(5,095)	(1,315)	16,781	85,042
American Century Ultra I	153,881	—	(1,294)	(1,294)	2,766	19,100	31,566	53,432	52,138	7,370	(5,795)	1,575	53,713	207,594
American Century Ultra II	197,198	—	(1,812)	(1,812)	4,942	25,057	42,594	72,593	70,781	69,661	(10,795)	58,866	129,647	326,845
American Century Value	986,333	23,586	(7,776)	15,810	41,986	64,144	133,341	239,471	255,281	95,686	(134,376)	(38,690)	216,591	1,202,924
BNY Mellon Appreciation	674,823	9,439	(5,661)	3,778	140	87,588	146,096	233,824	237,602	35,054	(39,047)	(3,993)	233,609	908,432
BNY Mellon MidCap Stock	1,114,440	7,891	(8,315)	(424)	29,893	87,346	85,535	202,774	202,350	68,953	(181,205)	(112,252)	90,098	1,204,538
BNY Mellon Quality Bond[1]	223,880	4,115	(1,491)	2,624	(1,394)	—	13,796	12,402	15,026	22,363	(45,395)	(23,032)	(8,006)	215,874
BNY Mellon Stock Index	944,190	15,220	(7,297)	7,923	35,491	52,370	173,536	261,397	269,320	108,812	(189,775)	(80,963)	188,357	1,132,547
BNY Mellon Sustainable U.S. Equity	266,149	4,507	(2,195)	2,312	(2,885)	9,973	79,181	86,269	88,581	22,587	(22,952)	(365)	88,216	354,365
BNY Mellon Technology Growth	1,741,992	—	(14,756)	(14,756)	51,071	226,064	166,710	443,845	429,089	63,142	(125,525)	(62,383)	366,706	2,108,698
Calvert Nasdaq 100 Index	1,011,218	6,366	(8,954)	(2,588)	7,760	30,756	345,458	383,974	381,386	28,725	(14,245)	14,480	395,866	1,407,084
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Calvert Russell 2000 Small Cap Index	$10,313	$109	$(86)	$23	$122	$900	$1,424	$2,446	$2,469	$—	$(262)	$(262)	$2,207	$12,520
DWS CROCI International VIP - Class A	105,828	3,433	(798)	2,635	(3,675)	—	22,704	19,029	21,664	10,306	(20,134)	(9,828)	11,836	117,664
DWS Global Income Builder VIP A	425,714	17,934	(3,319)	14,615	(2,195)	536	68,886	67,227	81,842	33,356	(40,435)	(7,079)	74,763	500,477
Federated Hermes High Income Bond[1]	119,428	7,768	(898)	6,870	(1,048)	—	10,440	9,392	16,262	7,984	(11,664)	(3,680)	12,582	132,010
Federated Hermes Managed Volatility II1	73,547	1,663	(569)	1,094	496	—	12,684	13,180	14,274	3,337	(3,977)	(640)	13,634	87,181
Fidelity Asset Manager	3,376,304	63,864	(31,944)	31,920	6,637	150,405	379,042	536,084	568,004	280,288	(488,008)	(207,720)	360,284	3,736,588
Fidelity Asset Manager Growth	591,897	10,052	(5,272)	4,780	13,859	34,248	72,755	120,862	125,642	21,329	(57,515)	(36,186)	89,456	681,353
Fidelity Balanced	82,231	1,501	(621)	880	1,806	4,228	11,662	17,696	18,576	6,589	(16,207)	(9,618)	8,958	91,189
Fidelity Contrafund	7,962,570	41,629	(72,854)	(31,225)	211,596	1,010,948	1,174,036	2,396,580	2,365,355	308,179	(889,419)	(581,240)	1,784,115	9,746,685
Fidelity Equity-Income	7,246,797	161,804	(67,793)	94,011	37,674	509,318	1,216,444	1,763,436	1,857,447	417,461	(883,120)	(465,659)	1,391,788	8,638,585
Fidelity Government Money Market Portfolio - Initial Class	1,456,351	27,959	(10,462)	17,497	—	—	—	—	17,497	173,785	(269,251)	(95,466)	(77,969)	1,378,382
Fidelity Growth	13,529,643	40,597	(128,631)	(88,034)	605,006	944,333	2,902,059	4,451,398	4,363,364	600,155	(1,587,541)	(987,386)	3,375,978	16,905,621
Fidelity Growth & Income	1,099,110	42,889	(8,353)	34,536	45,201	101,909	122,370	269,480	304,016	75,185	(192,722)	(117,537)	186,479	1,285,589
Fidelity Growth Opportunities	1,234,352	2,140	(10,014)	(7,874)	109,100	120,204	242,464	471,768	463,894	57,452	(225,629)	(168,177)	295,717	1,530,069
Fidelity High Income	824,979	45,158	(7,663)	37,495	(1,984)	—	78,264	76,280	113,775	46,022	(87,544)	(41,522)	72,253	897,232
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Fidelity Index 500	$5,855,689	$131,915	$(55,912)	$76,003	$270,008	$98,415	$1,295,076	$1,663,499	$1,739,502	$351,099	$(652,755)	$(301,656)	$1,437,846	$7,293,535
Fidelity Investment Grade Bond	1,025,515	27,225	(9,017)	18,208	(22)	—	66,840	66,818	85,026	65,015	(167,602)	(102,587)	(17,561)	1,007,954
Fidelity Mid Cap I	69,995	695	(595)	100	(39)	8,396	7,273	15,630	15,730	—	(673)	(673)	15,057	85,052
Fidelity Mid Cap II	937,495	7,224	(7,393)	(169)	(14,025)	117,200	106,776	209,951	209,782	111,270	(138,514)	(27,244)	182,538	1,120,033
Fidelity Overseas	1,980,471	37,834	(18,543)	19,291	60,306	78,955	355,401	494,662	513,953	167,567	(297,394)	(129,827)	384,126	2,364,597
Franklin Allocation VIP Fund - Class 1	21,426	887	(310)	577	(3)	1,518	1,809	3,324	3,901	1,502	(2,393)	(891)	3,010	24,436
Franklin Flex Cap Growth VIP Fund - Class 2	133,391	—	(1,169)	(1,169)	217	8,173	34,375	42,765	41,596	14,907	(7,602)	7,305	48,901	182,292
Franklin Income VIP Fund - Class 1	18,366	1,085	(149)	936	(48)	312	1,640	1,904	2,840	—	(381)	(381)	2,459	20,825
Franklin Income VIP Fund - Class 2	131,185	6,254	(852)	5,402	1,854	1,890	8,819	12,563	17,965	9,898	(59,687)	(49,789)	(31,824)	99,361
Franklin Mutual Shares VIP Fund - Class 2	229,101	4,279	(1,690)	2,589	(9,169)	22,878	30,472	44,181	46,770	16,846	(67,023)	(50,177)	(3,407)	225,694
Franklin Small Cap Value VIP Fund - Class 1	62,002	901	(524)	377	274	11,315	3,970	15,559	15,936	—	(519)	(519)	15,417	77,419
Franklin Small Cap Value VIP Fund - Class 2	748,073	9,173	(5,961)	3,212	(54,097)	146,140	93,525	185,568	188,780	137,710	(128,069)	9,641	198,421	946,494
Franklin Small-Mid Cap Growth VIP Fund - Class 2	828,549	—	(6,795)	(6,795)	(45,031)	133,938	162,736	251,643	244,848	101,625	(162,571)	(60,946)	183,902	1,012,451
Franklin U.S. Government Securities VIP Fund - Class 2	351,908	10,258	(2,493)	7,765	(2,723)	—	10,369	7,646	15,411	62,832	(45,885)	16,947	32,358	384,266
Invesco American Franchise Fund I	1,171,360	—	(9,556)	(9,556)	77,493	195,828	142,351	415,672	406,116	62,113	(194,096)	(131,983)	274,133	1,445,493
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Invesco American Franchise Fund II	$25,846	$—	$(218)	$(218)	$606	$4,714	$4,043	$9,363	$9,145	$2,904	$(5,078)	$(2,174)	$6,971	$32,817
Invesco Global Real Estate	437,825	22,221	(3,419)	18,802	9,041	568	66,661	76,270	95,072	38,348	(60,120)	(21,772)	73,300	511,125
Invesco Health Care	20,996	10	(157)	(147)	(674)	555	6,495	6,376	6,229	1,320	(3,222)	(1,902)	4,327	25,323
Invesco International Growth I	512,103	8,762	(3,930)	4,832	16,222	35,397	78,368	129,987	134,819	12,041	(60,335)	(48,294)	86,525	598,628
Invesco International Growth II	264,160	4,240	(2,245)	1,995	2,147	21,313	48,124	71,584	73,579	73,377	(33,665)	39,712	113,291	377,451
Invesco Mid Cap Growth Fund I1	45,184	—	(386)	(386)	43	8,301	7,140	15,484	15,098	2,727	(2,925)	(198)	14,900	60,084
Invesco Mid Cap Growth Fund II1	105,912	—	(904)	(904)	280	19,617	16,111	36,008	35,104	7,961	(5,718)	2,243	37,347	143,259
JP Morgan Insurance Trust Mid Cap Value I	981,798	17,984	(7,680)	10,304	29,921	74,672	132,209	236,802	247,106	81,286	(164,845)	(83,559)	163,547	1,145,345
JP Morgan Insurance Trust U.S. Equity I	804,831	7,852	(6,390)	1,462	65,671	64,412	107,431	237,514	238,976	26,353	(116,903)	(90,550)	148,426	953,257
Morningstar Aggressive Growth ETF Asset Allocation Class I	152,358	3,033	(1,253)	1,780	84	5,982	24,657	30,723	32,503	—	(3,911)	(3,911)	28,592	180,950
Morningstar Growth ETF Asset Allocation Class I	61,300	1,360	(498)	862	(226)	3,045	8,009	10,828	11,690	—	(1,594)	(1,594)	10,096	71,396
Morningstar Income & Growth ETF Asset Allocation Class I	13,887	366	(109)	257	(16)	360	1,097	1,441	1,698	—	(330)	(330)	1,368	15,255
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	501,302	—	(4,507)	(4,507)	2,531	43,458	117,586	163,575	159,068	17,235	(7,558)	9,677	168,745	670,047
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	22,956	182	(193)	(11)	(100)	2,965	861	3,726	3,715	2,876	(486)	2,390	6,105	29,061
PIMCO All Asset Portfolio Admin	67,076	2,099	(526)	1,573	8	—	5,810	5,818	7,391	—	(646)	(646)	6,745	73,821
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
PIMCO All Asset Portfolio Advisor	$27,761	$844	$(208)	$636	$63	$—	$2,371	$2,434	$3,070	$1,124	$(702)	$422	$3,492	$31,253
PIMCO CommodityRealReturn Strat. Administrative Class	474,569	23,656	(3,678)	19,978	(25,304)	—	56,859	31,555	51,533	94,178	(72,571)	21,607	73,140	547,709
PIMCO Total Return Admin	814,408	25,700	(6,326)	19,374	(294)	—	42,400	42,106	61,480	28,783	(11,208)	17,575	79,055	893,463
Pioneer Bond VCT Class I	966,638	32,144	(7,159)	24,985	(5,970)	—	60,683	54,713	79,698	50,307	(92,981)	(42,674)	37,024	1,003,662
Pioneer Equity Income VCT Class I	857,635	26,863	(7,185)	19,678	(1,680)	404,461	(211,340)	191,441	211,119	28,725	(12,058)	16,667	227,786	1,085,421
Pioneer Equity Income VCT Class II	462,125	10,334	(3,066)	7,268	(61,904)	183,838	(31,976)	89,958	97,226	12,868	(146,856)	(133,988)	(36,762)	425,363
Pioneer Fund VCT Class I	3,703,150	42,178	(30,905)	11,273	(266,229)	630,788	709,251	1,073,810	1,085,083	231,359	(519,043)	(287,684)	797,399	4,500,549
Pioneer High Yield VCT Class I1	637	14	(157)	(143)	(10)	—	49	39	(104)	1,705	(2,238)	(533)	(637)	—
Pioneer High Yield VCT Class II	132,374	5,747	(863)	4,884	1,138	—	10,007	11,145	16,029	2,441	(31,401)	(28,960)	(12,931)	119,443
Pioneer Mid Cap Value VCT Class I	1,110,718	16,617	(9,013)	7,604	4,767	78,648	205,197	288,612	296,216	65,091	(168,857)	(103,766)	192,450	1,303,168
Pioneer Real Estate VCT Class I	424,375	11,476	(3,737)	7,739	(5,437)	142,414	(29,111)	107,866	115,605	14,363	(7,185)	7,178	122,783	547,158
Pioneer Real Estate VCT Class II	483,527	10,676	(3,823)	6,853	(52,354)	159,715	12,801	120,162	127,015	66,383	(114,828)	(48,445)	78,570	562,097
Pioneer Select Mid Cap Growth VCT Class I	5,391,597	—	(48,109)	(48,109)	9,753	780,400	948,111	1,738,264	1,690,155	303,742	(666,542)	(362,800)	1,327,355	6,718,952
Pioneer Strategic Income VCT Class I	83,715	2,945	(654)	2,291	(39)	—	5,426	5,387	7,678	—	(245)	(245)	7,433	91,148
Pioneer Strategic Income VCT Class II	202,130	6,409	(1,447)	4,962	(525)	—	12,863	12,338	17,300	11,872	(22,315)	(10,443)	6,857	208,987
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Templeton Developing Markets VIP Fund - Class 1	$49,273	$688	$(411)	$277	$(11)	$—	$12,497	$12,486	$12,763	$—	$(336)	$(336)	$12,427	$61,700
Templeton Developing Markets VIP Fund - Class 2	841,815	9,244	(6,419)	2,825	(3,663)	—	212,964	209,301	212,126	101,659	(147,274)	(45,615)	166,511	1,008,326
Templeton Global Bond VIP Fund - Class 1	124,251	8,843	(1,026)	7,817	(219)	—	(5,816)	(6,035)	1,782	1,038	(2,475)	(1,437)	345	124,596
Templeton Global Bond VIP Fund - Class 2	153,591	12,710	(1,182)	11,528	(3,044)	—	(7,172)	(10,216)	1,312	33,893	(24,624)	9,269	10,581	164,172
Templeton Growth VIP Fund - Class 1	82,647	2,693	(661)	2,032	164	16,648	(6,799)	10,013	12,045	1,451	(864)	587	12,632	95,279
Templeton Growth VIP Fund - Class 2	129,322	3,816	(975)	2,841	(3,026)	26,212	(7,227)	15,959	18,800	17,350	(15,204)	2,146	20,946	150,268
Vanguard Balanced	836,172	24,763	(7,129)	17,634	705	49,792	111,923	162,420	180,054	31,279	(14,943)	16,336	196,390	1,032,562
Vanguard Equity Income	103,212	2,841	(869)	1,972	306	6,900	15,056	22,262	24,234	—	(325)	(325)	23,909	127,121
Vanguard Equity Index	4,444,649	98,983	(12,055)	86,928	22,739	129,603	1,280,156	1,432,498	1,519,426	1,914,868	(217,738)	1,697,130	3,216,556	7,661,205
Vanguard High Yield Bond	87,483	5,577	(713)	4,864	(13)	—	8,101	8,088	12,952	—	(267)	(267)	12,685	100,168
Vanguard International	175,117	2,876	(1,506)	1,370	947	6,272	44,444	51,663	53,033	1,451	(1,259)	192	53,225	228,342
Vanguard Mid-Cap Index	1,702,544	30,876	(4,016)	26,860	(782)	159,159	370,970	529,347	556,207	517,090	(94,287)	422,803	979,010	2,681,554
Vanguard Real Estate Index	45,890	1,451	(400)	1,051	334	2,622	8,706	11,662	12,713	—	(2,623)	(2,623)	10,090	55,980
Vanguard Small Company Growth	22,775	131	(197)	(66)	41	2,852	3,321	6,214	6,148	—	(493)	(493)	5,655	28,430
Vanguard Total Bond Market Index	4,975	133	(38)	95	4	—	290	294	389	—	(94)	(94)	295	5,270
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Vanguard Total Stock Market Index	$8,256,214	$201,128	$(480)	$200,648	$25,100	$360,109	$2,827,933	$3,213,142	$3,413,790	$3,535,646	$(605,094)	$2,930,552	$6,344,342	$14,600,556
Voya Global High Dividend Low Volatility Portfolio - Class S1	352,002	9,794	(3,349)	6,445	3,486	18,126	42,687	64,299	70,744	32,106	(45,641)	(13,535)	57,209	409,211
VY JPMorgan Emerging Markets Equity Portfolio Initial	585,030	909	(5,835)	(4,926)	2,793	37,540	142,366	182,699	177,773	53,012	(81,016)	(28,004)	149,769	734,799
Wanger USA	438,603	1,288	(3,488)	(2,200)	(21,804)	87,132	65,422	130,750	128,550	7,347	(34,970)	(27,623)	100,927	539,530

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
American Century Balanced	$1,398,905	$14,744	$(9,004)	$5,740	$274	$46,047	$75,321	$121,642	$127,382	$91,776	$(302,852)	$(211,076)	$(83,694)	$1,315,211
American Century Inflation Protection I	80,223	1,323	(614)	709	(257)	—	6,670	6,413	7,122	—	(1,811)	(1,811)	5,311	85,534
American Century Inflation Protection II	919,516	13,084	(6,527)	6,557	(1,573)	—	70,720	69,147	75,704	250,704	(183,862)	66,842	142,546	1,062,062
American Century International	906,927	4,259	(6,293)	(2,034)	9,958	12,848	198,060	220,866	218,832	61,130	(102,175)	(41,045)	177,787	1,084,714
American Century Large Company Value II	85,042	1,420	(527)	893	(2,933)	784	3,757	1,608	2,501	45,918	(45,553)	365	2,866	87,908
American Century Ultra I	207,594	—	(1,701)	(1,701)	2,033	21,393	79,578	103,004	101,303	2,417	(2,609)	(192)	101,111	308,705
American Century Ultra II	326,845	—	(2,653)	(2,653)	11,555	33,918	115,221	160,694	158,041	72,045	(30,204)	41,841	199,882	526,727
American Century Value	1,202,924	25,236	(7,502)	17,734	25,608	27,384	(49,048)	3,944	21,678	135,927	(105,960)	29,967	51,645	1,254,569
BNY Mellon Appreciation	908,432	7,178	(6,370)	808	(4,313)	73,540	126,585	195,812	196,620	63,923	(104,108)	(40,185)	156,435	1,064,867
BNY Mellon MidCap Stock	1,204,538	8,703	(7,366)	1,337	10,897	—	74,972	85,869	87,206	83,049	(127,689)	(44,640)	42,566	1,247,104
BNY Mellon Quality Bond[1]	215,874	1,271	(424)	847	4,714	—	(2,090)	2,624	3,471	6,726	(226,071)	(219,345)	(215,874)	—
BNY Mellon Stock Index	1,132,547	13,987	(7,455)	6,532	24,506	65,057	70,564	160,127	166,659	81,325	(155,400)	(74,075)	92,584	1,225,131
BNY Mellon Sustainable U.S. Equity	354,365	3,390	(2,293)	1,097	(9,721)	3,678	69,850	63,807	64,904	45,956	(67,366)	(21,410)	43,494	397,859
BNY Mellon Technology Growth	2,108,698	6,551	(19,231)	(12,680)	32,075	261,420	1,149,611	1,443,106	1,430,426	102,165	(67,985)	34,180	1,464,606	3,573,304
Calvert Nasdaq 100 Index	1,407,084	7,837	(12,114)	(4,277)	16,120	60,914	585,186	662,220	657,943	29,678	(20,773)	8,905	666,848	2,073,932
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Calvert Russell 2000 Small Cap Index	$12,520	$124	$(84)	$40	$99	$693	$1,442	$2,234	$2,274	$—	$(255)	$(255)	$2,019	$14,539
DWS CROCI International VIP - Class A	117,664	3,517	(715)	2,802	(5,682)	—	3,685	(1,997)	805	10,973	(16,290)	(5,317)	(4,512)	113,152
DWS Global Income Builder VIP A	500,477	14,917	(3,329)	11,588	(2,534)	10,985	15,289	23,740	35,328	36,532	(48,717)	(12,185)	23,143	523,620
Federated Hermes High Income Bond[1]	132,010	7,526	(901)	6,625	(1,045)	—	780	(265)	6,360	8,944	(9,881)	(937)	5,423	137,433
Federated Hermes Managed Volatility II1	87,181	1,375	(417)	958	2,097	—	(6,064)	(3,967)	(3,009)	3,258	(30,652)	(27,394)	(30,403)	56,778
Fidelity Asset Manager	3,736,588	53,146	(31,690)	21,456	6,381	47,070	397,144	450,595	472,051	186,680	(541,712)	(355,032)	117,019	3,853,607
Fidelity Asset Manager Growth	681,353	6,162	(4,522)	1,640	11,750	8,583	57,867	78,200	79,840	22,029	(167,858)	(145,829)	(65,989)	615,364
Fidelity Balanced	91,189	1,240	(656)	584	3,027	1,438	14,227	18,692	19,276	6,284	(15,075)	(8,791)	10,485	101,674
Fidelity Contrafund	9,746,685	25,369	(81,823)	(56,454)	523,037	52,925	2,175,052	2,751,014	2,694,560	697,207	(1,607,620)	(910,413)	1,784,147	11,530,832
Fidelity Equity-Income	8,638,585	141,618	(65,014)	76,604	(62,834)	358,595	97,222	392,983	469,587	871,293	(1,263,159)	(391,866)	77,721	8,716,306
Fidelity Government Money Market Portfolio - Initial Class	1,378,382	4,412	(11,090)	(6,678)	—	—	—	—	(6,678)	422,952	(267,769)	155,183	148,505	1,526,887
Fidelity Growth	16,905,621	13,695	(151,463)	(137,768)	1,371,973	1,735,269	3,727,277	6,834,519	6,696,751	575,050	(2,869,085)	(2,294,035)	4,402,716	21,308,337
Fidelity Growth & Income	1,285,589	25,521	(8,305)	17,216	8,389	59,895	8,332	76,616	93,832	81,922	(83,499)	(1,577)	92,255	1,377,844
Fidelity Growth Opportunities	1,530,069	251	(12,769)	(12,518)	82,829	104,918	810,787	998,534	986,016	57,060	(159,312)	(102,252)	883,764	2,413,833
Fidelity High Income	897,232	35,662	(6,351)	29,311	(22,553)	—	2,707	(19,846)	9,465	41,360	(235,481)	(194,121)	(184,656)	712,576
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Fidelity Index 500	$7,293,535	$120,775	$(53,877)	$66,898	$798,012	$16,786	$196,400	$1,011,198	$1,078,096	$628,097	$(1,604,918)	$(976,821)	$101,275	$7,394,810
Fidelity Investment Grade Bond	1,007,954	27,965	(13,149)	14,816	58,043	499	10,134	68,676	83,492	1,575,940	(1,302,380)	273,560	357,052	1,365,006
Fidelity Mid Cap I	85,052	524	(590)	(66)	48	—	14,565	14,613	14,547	—	(679)	(679)	13,868	98,920
Fidelity Mid Cap II	1,120,033	4,318	(7,515)	(3,197)	(13,184)	—	225,707	212,523	209,326	156,349	(124,225)	32,124	241,450	1,361,483
Fidelity Overseas	2,364,597	9,712	(18,729)	(9,017)	76,007	10,178	236,268	322,453	313,436	97,967	(278,381)	(180,414)	133,022	2,497,619
Franklin Allocation VIP Fund - Class 1	24,436	419	(181)	238	(181)	6,334	(3,670)	2,483	2,721	—	(442)	(442)	2,279	26,715
Franklin Flex Cap Growth VIP Fund - Class 2	182,292	—	(1,287)	(1,287)	4,525	10,849	49,985	65,359	64,072	8,401	(36,621)	(28,220)	35,852	218,144
Franklin Income VIP Fund - Class 1	20,825	1,127	(142)	985	(103)	15	(885)	(973)	12	—	(364)	(364)	(352)	20,473
Franklin Income VIP Fund - Class 2	99,361	5,357	(637)	4,720	(77)	76	(4,847)	(4,848)	(128)	8,912	(9,882)	(970)	(1,098)	98,263
Franklin Mutual Shares VIP Fund - Class 2	225,694	4,542	(1,211)	3,331	(12,840)	6,315	(15,380)	(21,905)	(18,574)	12,815	(41,521)	(28,706)	(47,280)	178,414
Franklin Small Cap Value VIP Fund - Class 1	77,419	1,112	(493)	619	147	3,984	(1,280)	2,851	3,470	—	(485)	(485)	2,985	80,404
Franklin Small Cap Value VIP Fund - Class 2	946,494	11,881	(5,366)	6,515	(104,734)	50,535	72,371	18,172	24,687	134,678	(240,752)	(106,074)	(81,387)	865,107
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,012,451	—	(8,183)	(8,183)	(8,629)	152,236	400,312	543,919	535,736	58,419	(118,161)	(59,742)	475,994	1,488,445
Franklin U.S. Government Securities VIP Fund - Class 2	384,266	20,252	(3,925)	16,327	(1,538)	—	1,429	(109)	16,218	281,180	(54,601)	226,579	242,797	627,063
Invesco American Franchise Fund I	1,445,493	1,155	(11,135)	(9,980)	53,190	120,513	409,493	583,196	573,216	67,587	(131,967)	(64,380)	508,836	1,954,329
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Invesco American Franchise Fund II	$32,817	$—	$(268)	$(268)	$504	$3,131	$10,752	$14,387	$14,119	$4,643	$(3,130)	$1,513	$15,632	$48,449
Invesco Global Real Estate	511,125	22,130	(3,030)	19,100	680	12,360	(96,194)	(83,154)	(64,054)	49,946	(42,838)	7,108	(56,946)	454,179
Invesco Health Care	25,323	83	(176)	(93)	(178)	634	3,070	3,526	3,433	1,215	(4,012)	(2,797)	636	25,959
Invesco International Growth I	598,628	10,483	(3,710)	6,773	54,556	10,100	(14,273)	50,383	57,156	16,858	(173,163)	(156,305)	(99,149)	499,479
Invesco International Growth II	377,451	8,126	(2,535)	5,591	834	8,858	35,956	45,648	51,239	56,281	(34,675)	21,606	72,845	450,296
Invesco Mid Cap Growth Fund I1	60,084	—	(131)	(131)	(749)	15,536	26	14,813	14,682	838	(75,604)	(74,766)	(60,084)	—
Invesco Mid Cap Growth Fund II1	143,259	—	(314)	(314)	(135)	41,466	(7,476)	33,855	33,541	1,263	(178,063)	(176,800)	(143,259)	—
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	—	—	(295)	(295)	(1,753)	—	6,781	5,028	4,733	125,512	(60,178)	65,334	70,067	70,067
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	—	—	(748)	(748)	(3,763)	—	24,030	20,267	19,519	349,554	(140,259)	209,295	228,814	228,814
JP Morgan Insurance Trust Mid Cap Value I	1,145,345	14,820	(7,126)	7,694	3,569	61,832	(59,025)	6,376	14,070	119,026	(90,906)	28,120	42,190	1,187,535
JP Morgan Insurance Trust U.S. Equity I	953,257	7,587	(6,756)	831	202,430	61,183	(42,062)	221,551	222,382	25,993	(363,376)	(337,383)	(115,001)	838,256
Morningstar Aggressive Growth ETF Asset Allocation Class I	180,950	3,515	(1,250)	2,265	(166)	3,448	10,950	14,232	16,497	—	(3,753)	(3,753)	12,744	193,694
Morningstar Growth ETF Asset Allocation Class I	71,396	1,558	(502)	1,056	(289)	1,968	3,793	5,472	6,528	—	(1,314)	(1,314)	5,214	76,610
Morningstar Income & Growth ETF Asset Allocation Class I	15,255	379	(111)	268	(14)	189	738	913	1,181	—	(335)	(335)	846	16,101
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	670,047	—	(5,353)	(5,353)	4,295	37,263	221,946	263,504	258,151	17,831	(9,647)	8,184	266,335	936,382
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	$29,061	$281	$(173)	$108	$(334)	$—	$(845)	$(1,179)	$(1,071)	$—	$(453)	$(453)	$(1,524)	$27,537
PIMCO All Asset Portfolio Admin	73,821	3,533	(523)	3,010	(31)	—	2,266	2,235	5,245	—	(635)	(635)	4,610	78,431
PIMCO All Asset Portfolio Advisor	31,253	1,470	(210)	1,260	39	—	979	1,018	2,278	1,124	(753)	371	2,649	33,902
PIMCO CommodityRealReturn Strat. Administrative Class	547,709	32,132	(3,614)	28,518	(15,340)	—	748	(14,592)	13,926	99,627	(49,789)	49,838	63,764	611,473
PIMCO Total Return Admin	893,463	19,738	(6,934)	12,804	572	10,545	45,820	56,937	69,741	29,028	(13,116)	15,912	85,653	979,116
Pioneer Bond VCT Class I	1,003,662	30,940	(7,462)	23,478	(1,379)	—	56,700	55,321	78,799	42,602	(54,807)	(12,205)	66,594	1,070,256
Pioneer Equity Income VCT Class I	1,085,421	26,112	(7,076)	19,036	(8,981)	37,425	(57,460)	(29,016)	(9,980)	29,066	(12,794)	16,272	6,292	1,091,713
Pioneer Equity Income VCT Class II	425,363	7,552	(2,228)	5,324	(155,376)	13,029	119,592	(22,755)	(17,431)	17,521	(164,176)	(146,655)	(164,086)	261,277
Pioneer Fund VCT Class I	4,500,549	35,223	(34,040)	1,183	(216,464)	384,677	840,378	1,008,591	1,009,774	274,924	(558,751)	(283,827)	725,947	5,226,496
Pioneer High Yield VCT Class I1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Pioneer High Yield VCT Class II	119,443	5,769	(784)	4,985	256	—	(3,815)	(3,559)	1,426	3,198	(5,095)	(1,897)	(471)	118,972
Pioneer Mid Cap Value VCT Class I	1,303,168	13,723	(8,045)	5,678	(12,374)	36,563	(17,893)	6,296	11,974	60,546	(145,365)	(84,819)	(72,845)	1,230,323
Pioneer Real Estate VCT Class I	547,158	8,156	(3,502)	4,654	(13,968)	118,769	(153,918)	(49,117)	(44,463)	14,650	(7,065)	7,585	(36,878)	510,280
Pioneer Real Estate VCT Class II	562,097	8,171	(3,657)	4,514	(38,807)	132,348	(137,111)	(43,570)	(39,056)	116,786	(56,877)	59,909	20,853	582,950
Pioneer Select Mid Cap Growth VCT Class I	6,718,952	—	(52,697)	(52,697)	80,780	497,499	1,897,513	2,475,792	2,423,095	332,974	(1,080,500)	(747,526)	1,675,569	8,394,521
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Pioneer Strategic Income VCT Class I	$91,148	$3,192	$(679)	$2,513	$(35)	$284	$3,349	$3,598	$6,111	$—	$(253)	$(253)	$5,858	$97,006
Pioneer Strategic Income VCT Class II	208,987	6,427	(1,376)	5,051	(1,283)	631	7,938	7,286	12,337	15,650	(46,993)	(31,343)	(19,006)	189,981
Templeton Developing Markets VIP Fund - Class 1	61,700	2,533	(433)	2,100	(9)	1,492	6,519	8,002	10,102	—	(352)	(352)	9,750	71,450
Templeton Developing Markets VIP Fund - Class 2	1,008,326	39,706	(6,530)	33,176	9,103	24,918	92,835	126,856	160,032	98,863	(149,761)	(50,898)	109,134	1,117,460
Templeton Global Bond VIP Fund - Class 1	124,596	10,012	(882)	9,130	(468)	—	(15,850)	(16,318)	(7,188)	—	(1,116)	(1,116)	(8,304)	116,292
Templeton Global Bond VIP Fund - Class 2	164,172	12,925	(1,034)	11,891	(7,458)	—	(14,044)	(21,502)	(9,611)	7,298	(29,996)	(22,698)	(32,309)	131,863
Templeton Growth VIP Fund - Class 1	95,279	2,808	(650)	2,158	15	—	3,101	3,116	5,274	1,451	(868)	583	5,857	101,136
Templeton Growth VIP Fund - Class 2	150,268	4,265	(991)	3,274	(5,514)	—	11,408	5,894	9,168	19,840	(14,656)	5,184	14,352	164,620
Vanguard Balanced	1,032,562	27,409	(7,534)	19,875	915	33,425	46,272	80,612	100,487	29,208	(13,607)	15,601	116,088	1,148,650
Vanguard Equity Income	127,121	3,246	(860)	2,386	224	4,051	(3,550)	725	3,111	—	(319)	(319)	2,792	129,913
Vanguard Equity Index	7,661,205	143,150	(13,586)	129,564	43,446	167,932	2,656,768	2,868,146	2,997,710	11,294,422	(577,452)	10,716,970	13,714,680	21,375,885
Vanguard High Yield Bond	100,168	5,417	(736)	4,681	(41)	—	237	196	4,877	—	(274)	(274)	4,603	104,771
Vanguard International	228,342	3,116	(1,948)	1,168	1,681	5,695	120,814	128,190	129,358	1,451	(1,628)	(177)	129,181	357,523
Vanguard Mid-Cap Index	2,681,554	48,121	(4,278)	43,843	(9,316)	180,174	1,141,937	1,312,795	1,356,638	3,369,886	(243,778)	3,126,108	4,482,746	7,164,300
Vanguard Real Estate Index	55,980	1,276	(365)	911	(111)	803	(4,784)	(4,092)	(3,181)	—	(993)	(993)	(4,174)	51,806
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Vanguard Small Company Growth	$28,430	$175	$(201)	$(26)	$(26)	$2,532	$3,706	$6,212	$6,186	$—	$(525)	$(525)	$5,661	$34,091
Vanguard Total Bond Market Index	5,270	134	(41)	93	12	—	250	262	355	—	(99)	(99)	256	5,526
Vanguard Total Stock Market Index	14,600,556	235,874	(523)	235,351	58,418	455,050	3,339,164	3,852,632	4,087,983	4,413,562	(729,385)	3,684,177	7,772,160	22,372,716
Voya Global High Dividend Low Volatility Portfolio - Class S1	409,211	8,463	(3,279)	5,184	395	—	(12,044)	(11,649)	(6,465)	50,640	(42,465)	8,175	1,710	410,921
VY JPMorgan Emerging Markets Equity Portfolio Initial	734,799	4,243	(5,947)	(1,704)	38,594	46,240	113,230	198,064	196,360	41,490	(226,238)	(184,748)	11,612	746,411
Wanger USA	539,530	—	(3,373)	(3,373)	(86,148)	53,871	134,802	102,525	99,152	10,595	(117,411)	(106,816)	(7,664)	531,866

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION
Symetra Separate Account SL (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company (“Symetra Life”), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable life products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. Not all sub-accounts are available in all Symetra Life variable life products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
Symetra Life’s or Symetra Financial Corporation's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2019 and December 31, 2020 for the following sub-accounts, except as noted in footnotes 7 and 8 to the table below.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century Inflation Protection I	VP Inflation Protection Class I Fund
American Century Inflation Protection II	VP Inflation Protection Class II Fund
American Century International	VP International Fund
American Century Large Company Value I7	VP Large Company Value Class I Fund
American Century Large Company Value II	VP Large Company Value Class II Fund
American Century Ultra I	VP Ultra Class I Fund
American Century Ultra II	VP Ultra Class II Fund
American Century Value	VP Value Fund

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares
BNY Mellon Quality Bond[3]	BNY Mellon VIF Quality Bond Portfolio — Initial Shares

Calvert Mutual Funds, Inc.
Calvert Nasdaq 100 Index	Calvert VP Nasdaq 100 Index Portfolio
Calvert Russell 2000 Small Cap Index	Calvert VP Russell 2000 Small Cap Index Portfolio

DWS Variable Series I and II
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A

Federated Insurance Series
Federated Hermes High Income Bond[1]	Federated Hermes High Income Bond II
Federated Hermes Managed Volatility II2	Federated Hermes Managed Volatility Fund II

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION (continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund I (VIP)
Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class
Fidelity Asset Manager Growth	VIP Asset Manager Growth Portfolio
Fidelity Balanced	VIP Balanced Portfolio
Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity High Income	VIP High Income Portfolio — Initial Class
Fidelity Index 500	VIP Index 500 Portfolio
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Mid Cap II	VIP Mid Cap Portfolio — Service Class II
Fidelity Overseas	VIP Overseas Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund - Class 1	Franklin Allocation VIP Fund — Class 1
Franklin Flex Cap Growth VIP Fund - Class 2	Franklin Flex Cap Growth VIP Fund — Class 2
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund — Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund — Class 2
Franklin Mutual Shares VIP Fund - Class 1[7]	Franklin Mutual Shares VIP Fund — Class 1
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund — Class 2
Franklin Small Cap Value VIP Fund - Class 1	Franklin Small Cap Value VIP Fund — Class 1
Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value VIP Fund — Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund — Class 2
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund — Class 2

AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco American Franchise Fund II	Invesco V.I. American Franchise Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I
Invesco Health Care	Invesco V.I. Health Care Fund - Series I
Invesco International Growth I	Invesco V.I. International Growth Fund - Series I
Invesco International Growth II	Invesco V.I. International Growth Fund - Series II
Invesco Mid Cap Growth Fund I4	Invesco V.I. Mid Cap Growth Fund - Series I
Invesco Mid Cap Growth Fund II5	Invesco V.I. Mid Cap Growth Fund - Series II
Invesco Oppenheimer Discovery Mid Cap Growth Fund I4	Invesco V.I. Oppenheimer Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer Discovery Mid Cap Growth Fund II5	Invesco V.I. Oppenheimer Discovery Mid Cap Growth Fund - Series II

JPMorgan Insurance Trust
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio — Class I
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio — Class I

Financial Investors Variable Insurance Trust
Morningstar Aggressive Growth ETF Asset Allocation - Class 1	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class 1
Morningstar Balanced ETF Asset Allocation - Class 1[7]	Morningstar Balanced ETF Asset Allocation Portfolio — Class 1
Morningstar Growth ETF Asset Allocation - Class 1	Morningstar Growth ETF Asset Allocation Portfolio — Class 1
Morningstar Income and Growth ETF Asset Allocation - Class 1	Morningstar Income and Growth ETF Asset Allocation Portfolio — Class 1

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION (continued)

Sub-Account	Mutual Fund
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid Cap Growth Portfolio Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio — Class 1
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio — Class 1

PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Admin	PIMCO All Asset Portfolio — Administrative Class Shares
PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares
PIMCO CommodityRealReturn Strat. Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio — Administrative Class Shares
PIMCO Total Return Admin	PIMCO Total Return Portfolio — Administrative Class Shares

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Equity Income VCT Class I	Pioneer Equity Income VCT Portfolio — Class I
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class I8	Pioneer High Yield VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Real Estate VCT Class I	Pioneer Real Estate VCT Portfolio — Class I
Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 1	Templeton Developing Markets VIP Fund — Class 1
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund — Class 2
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund — Class 1
Templeton Global Bond VIP Fund - Class 2	Templeton Global Bond VIP Fund — Class 2
Templeton Growth VIP Fund - Class 1	Templeton Growth VIP Fund — Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund — Class 2

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Diversified Value[7]	Vanguard VIF — Diversified Value Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S6	Voya Global High Dividend Low Volatility Portfolio — Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

Wanger Advisors Trust
Wanger USA	Wanger USA

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION (continued)

1 Federated Hermes High Income Bond was known as Federated High Income Bond prior to April 28, 2020.
2 Federated Hermes Managed Volatility II was known as Federated Managed Volatility II prior to April 28, 2020.
3 Effective April 30, 2020 BNY Mellon Quality Bond was liquidated and no longer available for sale.
4 Invesco Mid Cap Growth Fund I was reorganized with Invesco Oppenheimer Discovery Mid Cap Growth Fund I on April 30, 2020.
5 Invesco Mid Cap Growth Fund II was reorganized with Invesco Oppenheimer Discovery Mid Cap Growth Fund II on April 30, 2020.
6 Voya Global High Dividend Low Volatility Portfolio – Class S was known as Voya Global Equity Portfolio – Class S prior to April 30, 2020.
7 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of
December 31, 2020
8 There was activity in the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2020.

Symetra Separate Account SL
Notes to Financial Statements
2.SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense (“M&E”) risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to a rate of 0.70 percent of the average daily net assets of the Separate Account. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for Symetra Complete and Symetra Complete Advisor are, on an annual basis, equal to a rate of 0.75 percent of the policy value in policy years 1 through 20, 0.60 percent of the policy value in policy years 21 through 30 and 0.50 percent in all remaining policy years. This charge is included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

Symetra Life deducts an expense charge for the Milestone VUL-G product on the policy date and on each monthly anniversary day. For policy years 1-20 a minimum current and guaranteed charge of $0.03 per $1000 of initial specified amount and a maximum current charge of $1.67 per $1000 and a guaranteed charge of $2.17 per $1000 of initial specified amount.

Symetra Life deducts a distribution charge for the Symetra Complete product to compensate the broker-dealer firm that sold the policy. The daily charge, on an annual basis, ranges from 0.50 percent to 1.50 percent based on the total policy value. The distribution charge is recorded as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to Symetra Complete Advisor.

Symetra Life deducts a monthly administration charge of $4 for each Enhanced Variable Universal Life contract and $5 for each PREMIER Variable Universal Life contract from the Separate Account. Monthly administration charges for Symetra Complete and Symetra Complete Advisor are 0.025 percent of the policy value not to exceed $8 per month. The monthly administrative charge for Milestone VUL-G is $20 for the current charge and $60 for the guaranteed charge on the policy date and on each monthly anniversary day. The administration charges are recorded as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

For all variable life insurance products, Symetra deducts amounts from the sub-accounts to cover the cost of insurance. These charges vary from month to month in accordance with the terms of the individual policy holders and are deducted through termination of units of interest from policy

Symetra Separate Account SL
Notes to Financial Statements

3.    EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
holder accounts. The costs of insurance are recorded as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year for Enhanced Variable Universal Life. A withdrawal charge for the Milestone VUL-G is $25 upon each withdrawal amount. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for Enhanced Variable Universal Life. A transfer charge for Milestone VUL-G is $25 upon each transfer. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. A surrender charge schedule will be issued for Milestone VUL-G and will be applicable if the owner surrenders the policy during the first fifteen policy years. If a policy is reinstated, the amount of the surrender charge is reinstated. The withdrawal charge, transfer charge and surrender charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

4. INVESTMENT TRANSACTIONS
The following table summarizes purchases and proceeds from sales activity by sub-account for the year ended December 31, 2020.

Sub-Account	Purchases	Proceeds From Sales
American Century Balanced	$99,539	$258,828
American Century Inflation Protection I	1,323	2,425
American Century Inflation Protection II	215,766	142,367
American Century International	43,838	74,067
American Century Large Company Value II	47,526	45,485
American Century Ultra I	23,298	3,798
American Century Ultra II	102,724	29,619
American Century Value	139,449	64,365
BNY Mellon Appreciation	123,736	89,573
BNY Mellon MidCap Stock	52,327	95,631
BNY Mellon Quality Bond[1]	2,298	220,795
BNY Mellon Stock Index	135,032	137,518
BNY Mellon Sustainable U.S. Equity	44,357	60,992
BNY Mellon Technology Growth	351,815	68,892
Calvert Nasdaq 100 Index	97,832	32,289
Calvert Russell 2000 Small Cap Index	816	338
DWS CROCI International VIP - Class A	10,164	12,680
DWS Global Income Builder VIP A	42,785	32,398
Federated Hermes High Income Bond[1]	12,720	7,032
Federated Hermes Managed Volatility II1	3,709	30,147
Fidelity Asset Manager	156,577	443,082
Fidelity Asset Manager Growth	27,729	163,334
Fidelity Balanced	7,244	14,013
Fidelity Contrafund	534,739	1,448,683
Fidelity Equity-Income	1,089,337	1,046,004
Fidelity Government Money Market Portfolio - Initial Class	281,801	133,296
Fidelity Growth	1,849,715	2,546,250
Fidelity Growth & Income	123,816	48,283
Fidelity Growth Opportunities	127,664	137,517
Fidelity High Income	50,968	215,778
Fidelity Index 500	578,487	1,471,624
Fidelity Investment Grade Bond	1,560,175	1,271,299
Fidelity Mid Cap I	524	1,269
Fidelity Mid Cap II	113,623	84,697

Symetra Separate Account SL
Notes to Financial Statements
4. INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Fidelity Overseas	$58,064	$237,317
Franklin Allocation VIP Fund - Class 1	6,753	622
Franklin Flex Cap Growth VIP Fund - Class 2	17,357	36,014
Franklin Income VIP Fund - Class 1	1,142	506
Franklin Income VIP Fund - Class 2	9,482	5,656
Franklin Mutual Shares VIP Fund - Class 2	17,536	36,597
Franklin Small Cap Value VIP Fund - Class 1	5,096	978
Franklin Small Cap Value VIP Fund - Class 2	153,911	202,936
Franklin Small-Mid Cap Growth VIP Fund - Class 2	183,159	98,848
Franklin U.S. Government Securities VIP Fund - Class 2	286,249	43,344
Invesco American Franchise Fund I	151,545	105,393
Invesco American Franchise Fund II	6,370	1,995
Invesco Global Real Estate	63,005	24,436
Invesco Health Care	1,888	4,143
Invesco International Growth I	30,775	170,206
Invesco International Growth II	61,397	25,343
Invesco Mid Cap Growth Fund I1	15,981	75,342
Invesco Mid Cap Growth Fund II1	42,191	177,839
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	125,013	59,973
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	348,581	140,035
JP Morgan Insurance Trust Mid Cap Value I	153,174	55,527
JP Morgan Insurance Trust U.S. Equity I	83,644	359,015
Morningstar Aggressive Growth ETF Asset Allocation Class I	6,963	5,002
Morningstar Growth ETF Asset Allocation Class I	3,526	1,815
Morningstar Income & Growth ETF Asset Allocation Class I	568	447
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	54,833	14,740
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	281	626
PIMCO All Asset Portfolio Admin	3,533	1,158
PIMCO All Asset Portfolio Advisor	2,456	825
PIMCO CommodityRealReturn Strat. Administrative Class	105,007	26,651
PIMCO Total Return Admin	59,012	19,750
Pioneer Bond VCT Class I	56,339	45,064
Pioneer Equity Income VCT Class I	92,262	19,531
Pioneer Equity Income VCT Class II	30,155	158,455
Pioneer Fund VCT Class I	528,232	426,199
Pioneer High Yield VCT Class II	8,282	5,193
Pioneer Mid Cap Value VCT Class I	79,049	121,625
Pioneer Real Estate VCT Class I	141,439	10,431
Pioneer Real Estate VCT Class II	230,032	33,261
Pioneer Select Mid Cap Growth VCT Class I	599,492	902,216
Pioneer Strategic Income VCT Class I	3,476	932
Pioneer Strategic Income VCT Class II	14,555	40,216
Templeton Developing Markets VIP Fund - Class 1	4,026	785
Templeton Developing Markets VIP Fund - Class 2	111,638	104,443
Templeton Global Bond VIP Fund - Class 1	10,012	1,999
Templeton Global Bond VIP Fund - Class 2	17,392	28,200
Templeton Growth VIP Fund - Class 1	4,228	1,487
Templeton Growth VIP Fund - Class 2	18,103	9,646
Vanguard Balanced	89,673	20,772
Vanguard Equity Income	7,298	1,181
Vanguard Equity Index	11,392,739	378,273

Symetra Separate Account SL
Notes to Financial Statements
4. INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Vanguard High Yield Bond	$5,417	$1,011
Vanguard International	10,261	3,576
Vanguard Mid-Cap Index	3,564,076	213,949
Vanguard Real Estate Index	2,079	1,357
Vanguard Small Company Growth	2,707	726
Vanguard Total Bond Market Index	134	141
Vanguard Total Stock Market Index	5,048,243	673,663
Voya Global High Dividend Low Volatility Portfolio - Class S	41,008	27,648
VY JPMorgan Emerging Markets Equity Portfolio Initial	69,030	209,241
Wanger USA	59,108	115,426

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units outstanding for the years ended December 31, 2020, and 2019 were as follows:

	2020			2019
			Increase			Increase
	Units	Units	(Decrease)	Units	Units	(Decrease)
Sub-Account	Issued	Redeemed	in Units	Issued	Redeemed	in Units
American Century Balanced	2,846	(9,710)	(6,864)	5,571	(7,527)	(1,956)
American Century Inflation Protection I	—	(16)	(16)	—	(15)	(15)
American Century Inflation Protection II	16,479	(12,584)	3,895	11,827	(11,655)	172
American Century International	2,238	(3,662)	(1,424)	2,462	(8,156)	(5,694)
American Century Large Company Value II	2,282	(2,227)	55	173	(224)	(51)
American Century Ultra I	48	(51)	(3)	190	(146)	44
American Century Ultra II	1,554	(753)	801	2,172	(343)	1,829
American Century Value	4,969	(3,539)	1,430	3,193	(4,418)	(1,225)
BNY Mellon Appreciation	2,282	(3,719)	(1,437)	1,397	(1,520)	(123)
BNY Mellon MidCap Stock	2,978	(4,260)	(1,282)	2,208	(5,964)	(3,756)
BNY Mellon Quality Bond[1]	325	(10,859)	(10,534)	1,119	(2,307)	(1,188)
BNY Mellon Stock Index	1,992	(4,066)	(2,074)	2,951	(5,266)	(2,315)
BNY Mellon Sustainable U.S. Equity	2,109	(3,765)	(1,656)	1,314	(1,353)	(39)
BNY Mellon Technology Growth	3,365	(2,838)	527	2,225	(7,302)	(5,077)
Calvert Nasdaq 100 Index	46	(64)	(18)	69	(60)	9
Calvert Russell 2000 Small Cap Index	—	(2)	(2)	—	(2)	(2)
DWS CROCI International VIP - Class A	1,278	(1,961)	(683)	1,182	(2,245)	(1,063)
DWS Global Income Builder VIP A	1,987	(2,697)	(710)	1,870	(2,265)	(395)
Federated Hermes High Income Bond[1]	302	(332)	(30)	275	(401)	(126)
Federated Hermes Managed Volatility II1	171	(1,680)	(1,509)	180	(210)	(30)
Fidelity Asset Manager	824	(2,081)	(1,257)	933	(2,143)	(1,210)
Fidelity Asset Manager Growth	471	(1,196)	(725)	480	(1,153)	(673)
Fidelity Balanced	168	(376)	(208)	198	(486)	(288)
Fidelity Contrafund	4,054	(13,307)	(9,253)	3,692	(9,233)	(5,541)
Fidelity Equity-Income	3,575	(5,532)	(1,957)	2,723	(7,653)	(4,930)
Fidelity Government Money Market Portfolio - Initial Class	20,880	(16,063)	4,817	8,899	(17,174)	(8,275)
Fidelity Growth	4,505	(17,542)	(13,037)	5,878	(14,699)	(8,821)
Fidelity Growth & Income	2,319	(2,295)	24	2,127	(5,487)	(3,360)
Fidelity Growth Opportunities	1,088	(3,043)	(1,955)	1,443	(5,762)	(4,319)
Fidelity High Income	357	(1,076)	(719)	367	(1,090)	(723)

Symetra Separate Account SL
Notes to Financial Statements
5. CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2020			2019
			Increase			Increase
	Units	Units	(Decrease)	Units	Units	(Decrease)
Sub-Account	Issued	Redeemed	in Units	Issued	Redeemed	in Units
Fidelity Index 500	2,240	(6,953)	(4,713)	2,444	(5,519)	(3,075)
Fidelity Investment Grade Bond	4,404	(3,720)	684	253	(902)	(649)
Fidelity Mid Cap I	—	(6)	(6)	—	(6)	(6)
Fidelity Mid Cap II	5,504	(4,155)	1,349	3,788	(4,621)	(833)
Fidelity Overseas	855	(1,748)	(893)	1,154	(2,794)	(1,640)
Franklin Allocation VIP Fund - Class 1	—	(3)	(3)	9	(16)	(7)
Franklin Flex Cap Growth VIP Fund - Class 2	220	(1,159)	(939)	514	(246)	268
Franklin Income VIP Fund - Class 1	—	(3)	(3)	—	(3)	(3)
Franklin Income VIP Fund - Class 2	434	(483)	(49)	465	(2,784)	(2,319)
Franklin Mutual Shares VIP Fund - Class 2	589	(1,975)	(1,386)	694	(2,713)	(2,019)
Franklin Small Cap Value VIP Fund - Class 1	—	(4)	(4)	—	(5)	(5)
Franklin Small Cap Value VIP Fund - Class 2	5,702	(9,619)	(3,917)	4,999	(4,737)	262
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2,288	(4,378)	(2,090)	4,895	(8,028)	(3,133)
Franklin U.S. Government Securities VIP Fund - Class 2	14,898	(2,863)	12,035	3,411	(2,523)	888
Invesco American Franchise Fund I	2,669	(5,387)	(2,718)	3,040	(9,308)	(6,268)
Invesco American Franchise Fund II	156	(101)	55	119	(198)	(79)
Invesco Global Real Estate	1,257	(1,042)	215	829	(1,312)	(483)
Invesco Health Care	30	(90)	(60)	37	(92)	(55)
Invesco International Growth I	457	(4,602)	(4,145)	351	(1,804)	(1,453)
Invesco International Growth II	3,111	(1,954)	1,157	4,231	(1,992)	2,239
Invesco Mid Cap Growth Fund I1	22	(1,478)	(1,456)	73	(78)	(5)
Invesco Mid Cap Growth Fund II1	60	(6,338)	(6,278)	369	(267)	102
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	2,749	(1,529)	1,220	—	—	—
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	13,812	(6,597)	7,215	—	—	—
JP Morgan Insurance Trust Mid Cap Value I	3,785	(2,622)	1,163	2,243	(4,526)	(2,283)
JP Morgan Insurance Trust U.S. Equity I	623	(7,159)	(6,536)	696	(3,030)	(2,334)
Morningstar Aggressive Growth ETF Asset Allocation Class I	—	(30)	(30)	—	(31)	(31)
Morningstar Growth ETF Asset Allocation Class I	—	(10)	(10)	—	(13)	(13)
Morningstar Income & Growth ETF Asset Allocation Class I	—	(3)	(3)	—	(2)	(2)
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	45	(49)	(4)	63	(47)	16
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	—	(4)	(4)	14	(3)	11
PIMCO All Asset Portfolio Admin	—	(7)	(7)	—	(8)	(8)
PIMCO All Asset Portfolio Advisor	66	(44)	22	66	(41)	25
PIMCO CommodityRealReturn Strat. Administrative Class	17,398	(8,351)	9,047	14,566	(11,086)	3,480
PIMCO Total Return Admin	153	(109)	44	165	(103)	62
Pioneer Bond VCT Class I	1,171	(1,377)	(206)	1,482	(2,575)	(1,093)
Pioneer Equity Income VCT Class I	114	(88)	26	117	(83)	34
Pioneer Equity Income VCT Class II	673	(6,062)	(5,389)	469	(5,450)	(4,981)
Pioneer Fund VCT Class I	6,421	(12,978)	(6,557)	6,111	(13,572)	(7,461)
Pioneer High Yield VCT Class I1	—	—	—	9	(13)	(4)
Pioneer High Yield VCT Class II	164	(256)	(92)	120	(1,564)	(1,444)
Pioneer Mid Cap Value VCT Class I	1,752	(4,079)	(2,327)	1,769	(4,396)	(2,627)
Pioneer Real Estate VCT Class I	69	(54)	15	65	(50)	15
Pioneer Real Estate VCT Class II	6,447	(3,024)	3,423	3,312	(5,741)	(2,429)
Pioneer Select Mid Cap Growth VCT Class I	4,873	(18,839)	(13,966)	5,464	(11,971)	(6,507)
Pioneer Strategic Income VCT Class I	—	(5)	(5)	—	(5)	(5)
Pioneer Strategic Income VCT Class II	858	(2,505)	(1,647)	660	(1,240)	(580)
Templeton Developing Markets VIP Fund - Class 1	—	(7)	(7)	—	(7)	(7)
Templeton Developing Markets VIP Fund - Class 2	3,598	(5,170)	(1,572)	3,751	(5,412)	(1,661)

Symetra Separate Account SL
Notes to Financial Statements
5. CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2020			2019
			Increase			Increase
	Units	Units	(Decrease)	Units	Units	(Decrease)
Sub-Account	Issued	Redeemed	in Units	Issued	Redeemed	in Units
Templeton Global Bond VIP Fund - Class 1	—	(12)	(12)	6	(19)	(13)
Templeton Global Bond VIP Fund - Class 2	383	(1,589)	(1,206)	1,676	(1,244)	432
Templeton Growth VIP Fund - Class 1	13	(12)	1	11	(12)	(1)
Templeton Growth VIP Fund - Class 2	1,101	(786)	315	906	(789)	117
Vanguard Balanced	109	(88)	21	134	(100)	34
Vanguard Equity Income	—	(5)	(5)	—	(4)	(4)
Vanguard Equity Index	761,803	(38,645)	723,158	141,315	(15,379)	125,936
Vanguard High Yield Bond	—	(5)	(5)	—	(4)	(4)
Vanguard International	9	(17)	(8)	9	(17)	(8)
Vanguard Mid-Cap Index	271,244	(18,048)	253,196	40,909	(7,261)	33,648
Vanguard Real Estate Index	—	(7)	(7)	—	(13)	(13)
Vanguard Small Company Growth	—	(2)	(2)	—	(2)	(2)
Vanguard Total Bond Market Index	—	(1)	(1)	—	(1)	(1)
Vanguard Total Stock Market Index	330,359	(51,511)	278,848	315,541	(47,404)	268,137
Voya Global High Dividend Low Volatility Portfolio - Class S1	225	(304)	(79)	162	(299)	(137)
VY JPMorgan Emerging Markets Equity Portfolio Initial	192	(2,182)	(1,990)	292	(387)	(95)
Wanger USA	165	(1,851)	(1,686)	126	(615)	(489)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)
6.ACCUMULATION UNIT VALUES
The following table summarizes the Unit values and Units outstanding for sub-accounts by net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2020.

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
American Century Balanced
	2020	$35.900	to	$252.142	34,070	$1,315,211	1.15%	0.70%	to	0.75%	11.74%	to	12.53%
	2019	32.128	to	224.072	40,934	1,398,905	1.56	0.70	to	0.75	19.01	to	19.85
	2018	26.995	to	186.958	42,890	1,229,377	1.41	0.70	to	0.75	(4.50)	to	(3.83)
	2017	28.268	to	194.403	45,389	1,359,211	1.55	0.70	to	0.75	13.12	to	13.91
	2016	24.990	to	170.664	45,798	1,212,975	1.58	0.70	to	0.75	6.25	to	6.99
American Century Inflation Protection I
	2020	163.163	to	163.163	524	85,534	1.61	0.75	to	0.75	9.81	to	9.81
	2019	148.591	to	148.591	540	80,223	2.56	0.75	to	0.75	9.16	to	9.16
	2018	136.127	to	136.127	555	75,551	3.09	0.75	to	0.75	(2.57)	to	(2.57)
	2017	139.720	to	139.720	570	79,659	2.86	0.75	to	0.75	3.92	to	3.92
	2016	134.444	to	134.444	586	78,702	2.14	0.75	to	0.75	4.71	to	4.71
American Century Inflation Protection II
	2020	15.839	to	15.839	67,053	1,062,062	1.40	0.70	to	0.70	8.79	to	8.79
	2019	14.559	to	14.559	63,158	919,516	2.32	0.70	to	0.70	8.14	to	8.14
	2018	13.463	to	13.463	62,986	847,974	2.87	0.70	to	0.70	(3.50)	to	(3.50)
	2017	13.951	to	13.951	59,190	825,763	2.67	0.70	to	0.70	2.94	to	2.94
	2016	13.552	to	13.552	53,904	730,480	1.80	0.70	to	0.70	3.66	to	3.66
American Century International
	2020	34.179	to	208.355	31,269	1,084,714	0.47	0.70	to	0.75	25.01	to	25.88
	2019	27.342	to	165.519	32,693	906,927	0.89	0.70	to	0.75	27.52	to	28.42
	2018	21.441	to	128.889	38,387	833,465	1.28	0.70	to	0.75	(15.82)	to	(15.22)
	2017	25.469	to	152.027	37,251	961,316	0.88	0.70	to	0.75	30.30	to	31.20
	2016	19.547	to	115.870	39,809	788,060	1.08	0.70	to	0.75	(6.16)	to	(5.50)
American Century Large Company Value I1
	2020	212.887	to	212.887	—	—	—	0.75	to	0.75	2.62	to	2.62
	2019	207.458	to	207.458	—	—	—	0.75	to	0.75	27.48	to	27.48
	2018	162.742	to	162.742	—	—	—	0.75	to	0.75	(8.04)	to	(8.04)
	2017	176.972	to	176.972	—	—	—	0.75	to	0.75	11.07	to	11.07
	2016	159.331	to	159.331	—	—	—	0.75	to	0.75	15.25	to	15.25
American Century Large Company Value II
	2020	24.605	to	24.605	3,573	87,908	1.89	0.70	to	0.70	1.77	to	1.77
	2019	24.177	to	24.177	3,518	85,042	1.90	0.70	to	0.70	26.42	to	26.42
	2018	19.124	to	19.124	3,569	68,261	1.67	0.70	to	0.70	(8.83)	to	(8.83)
	2017	20.976	to	20.976	6,545	137,292	1.56	0.70	to	0.70	10.19	to	10.19
	2016	19.037	to	19.037	6,533	124,374	2.00	0.70	to	0.70	14.22	to	14.22

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
American Century Ultra I
	2020	$66.033	to	$66.033	4,675	$308,705	—%	0.70%	to	0.70%	48.81%	to	48.81%
	2019	44.375	to	44.375	4,678	207,594	—	0.70	to	0.70	33.64	to	33.64
	2018	33.204	to	33.204	4,634	153,881	0.26	0.70	to	0.70	0.05	to	0.05
	2017	33.187	to	33.187	6,083	201,882	0.36	0.70	to	0.70	31.30	to	31.30
	2016	25.275	to	25.275	6,456	163,191	0.33	0.70	to	0.70	3.72	to	3.72
American Century Ultra II
	2020	51.593	to	51.593	10,209	526,727	—	0.70	to	0.70	48.51	to	48.51
	2019	34.741	to	34.741	9,408	326,845	—	0.70	to	0.70	33.52	to	33.52
	2018	26.019	to	26.019	7,579	197,198	0.10	0.70	to	0.70	(0.11)	to	(0.11)
	2017	26.047	to	26.047	4,491	116,980	0.21	0.70	to	0.70	31.09	to	31.09
	2016	19.870	to	19.870	3,176	63,116	0.21	0.70	to	0.70	3.62	to	3.62
American Century Value
	2020	33.825	to	33.825	37,090	1,254,569	2.36	0.70	to	0.70	0.27	to	0.27
	2019	33.733	to	33.733	35,660	1,202,924	2.12	0.70	to	0.70	26.15	to	26.15
	2018	26.741	to	26.741	36,885	986,333	1.66	0.70	to	0.70	(9.79)	to	(9.79)
	2017	29.642	to	29.642	38,827	1,150,908	1.67	0.70	to	0.70	7.99	to	7.99
	2016	27.449	to	27.449	39,361	1,080,515	1.74	0.70	to	0.70	19.64	to	19.64
BNY Mellon Appreciation
	2020	35.462	to	35.462	30,029	1,064,867	0.78	0.70	to	0.70	22.83	to	22.83
	2019	28.871	to	28.871	31,466	908,432	1.17	0.70	to	0.70	35.14	to	35.14
	2018	21.363	to	21.363	31,589	674,823	1.25	0.70	to	0.70	(7.50)	to	(7.50)
	2017	23.096	to	23.096	34,744	802,433	1.34	0.70	to	0.70	26.44	to	26.44
	2016	18.266	to	18.266	36,753	671,286	1.65	0.70	to	0.70	7.16	to	7.16
BNY Mellon MidCap Stock
	2020	35.866	to	35.866	34,772	1,247,104	0.83	0.70	to	0.70	7.35	to	7.35
	2019	33.409	to	33.409	36,054	1,204,538	0.66	0.70	to	0.70	19.34	to	19.34
	2018	27.994	to	27.994	39,810	1,114,440	0.58	0.70	to	0.70	(16.08)	to	(16.08)
	2017	33.359	to	33.359	42,209	1,408,031	1.06	0.70	to	0.70	14.58	to	14.58
	2016	29.115	to	29.115	44,177	1,286,224	1.05	0.70	to	0.70	14.66	to	14.66
BNY Mellon Quality Bond[1]
	2020	20.942	to	20.942	—	—	0.70	0.70	to	0.70	2.19	to	2.19
	2019	20.493	to	20.493	10,534	215,874	1.93	0.70	to	0.70	7.30	to	7.30
	2018	19.099	to	19.099	11,722	223,880	2.76	0.70	to	0.70	(3.23)	to	(3.23)
	2017	19.736	to	19.736	13,789	272,144	2.12	0.70	to	0.70	3.77	to	3.77
	2016	19.019	to	19.019	17,182	326,812	1.77	0.70	to	0.70	0.81	to	0.81
BNY Mellon Stock Index
	2020	47.589	to	47.589	25,744	1,225,131	1.31	0.70	to	0.70	16.89	to	16.89
	2019	40.712	to	40.712	27,818	1,132,547	1.46	0.70	to	0.70	29.93	to	29.93
	2018	31.334	to	31.334	30,133	944,190	1.39	0.70	to	0.70	(5.52)	to	(5.52)
	2017	33.165	to	33.165	33,324	1,105,192	1.46	0.70	to	0.70	20.37	to	20.37
	2016	27.553	to	27.553	36,131	995,591	1.78	0.70	to	0.70	10.67	to	10.67

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
BNY Mellon Sustainable U.S. Equity
	2020	$23.542	to	$23.542	16,900	$397,859	1.03%	0.70%	to	0.70%	23.28%	to	23.28%
	2019	19.097	to	19.097	18,556	354,365	1.44	0.70	to	0.70	33.42	to	33.42
	2018	14.313	to	14.313	18,595	266,149	2.07	0.70	to	0.70	(5.07)	to	(5.07)
	2017	15.078	to	15.078	25,718	387,777	1.12	0.70	to	0.70	14.53	to	14.53
	2016	13.165	to	13.165	26,530	349,304	1.29	0.70	to	0.70	9.61	to	9.61
BNY Mellon Technology Growth
	2020	26.584	to	701.915	58,003	3,573,304	0.25	0.70	to	0.75	68.74	to	69.92
	2019	15.754	to	413.082	57,476	2,108,698	—	0.70	to	0.75	24.93	to	25.82
	2018	12.610	to	328.322	62,553	1,741,992	—	0.70	to	0.75	(1.68)	to	(0.98)
	2017	12.825	to	331.583	70,041	1,854,139	—	0.70	to	0.75	41.65	to	42.64
	2016	9.054	to	232.463	72,385	1,318,688	—	0.70	to	0.75	4.00	to	4.72
Calvert Nasdaq 100 Index
	2020	655.897	to	655.897	3,162	2,073,932	0.48	0.75	to	0.75	48.23	to	48.23
	2019	442.499	to	442.499	3,180	1,407,084	0.52	0.75	to	0.75	38.78	to	38.78
	2018	318.855	to	318.855	3,171	1,011,218	0.56	0.75	to	0.75	(0.47)	to	(0.47)
	2017	320.351	to	320.351	3,149	1,008,713	0.50	0.75	to	0.75	32.35	to	32.35
	2016	242.049	to	242.049	3,115	754,101	0.54	0.75	to	0.75	6.59	to	6.59
Calvert Russell 2000 Small Cap Index
	2020	288.350	to	288.350	50	14,539	1.09	0.75	to	0.75	19.64	to	19.64
	2019	241.006	to	241.006	52	12,520	0.93	0.75	to	0.75	25.07	to	25.07
	2018	192.691	to	192.691	54	10,313	1.08	0.75	to	0.75	(11.23)	to	(11.23)
	2017	217.070	to	217.070	55	11,969	0.78	0.75	to	0.75	14.37	to	14.37
	2016	189.794	to	189.794	57	10,760	0.57	0.75	to	0.75	20.92	to	20.92
DWS CROCI International VIP - Class A
	2020	9.878	to	9.878	11,455	113,152	3.45	0.70	to	0.70	1.90	to	1.90
	2019	9.694	to	9.694	12,138	117,664	3.01	0.70	to	0.70	20.92	to	20.92
	2018	8.017	to	8.017	13,201	105,828	1.08	0.70	to	0.70	(14.99)	to	(14.99)
	2017	9.431	to	9.431	13,940	131,468	6.77	0.70	to	0.70	21.11	to	21.11
	2016	7.787	to	7.787	14,088	109,713	10.97	0.70	to	0.70	0.04	to	0.04
DWS Global Income Builder VIP A
	2020	20.450	to	20.450	25,605	523,620	3.14	0.70	to	0.70	7.52	to	7.52
	2019	19.019	to	19.019	26,315	500,477	3.78	0.70	to	0.70	19.32	to	19.32
	2018	15.939	to	15.939	26,710	425,714	3.94	0.70	to	0.70	(8.31)	to	(8.31)
	2017	17.383	to	17.383	34,561	600,779	2.96	0.70	to	0.70	15.72	to	15.72
	2016	15.021	to	15.021	35,658	535,642	4.15	0.70	to	0.70	6.07	to	6.07
Federated Hermes High Income Bond[1]
	2020	31.935	to	31.935	4,304	137,433	5.85	0.70	to	0.70	4.85	to	4.85
	2019	30.458	to	30.458	4,334	132,010	6.05	0.70	to	0.70	13.75	to	13.75
	2018	26.777	to	26.777	4,460	119,428	8.41	0.70	to	0.70	(3.97)	to	(3.97)
	2017	27.883	to	27.883	6,338	176,710	6.88	0.70	to	0.70	6.20	to	6.20
	2016	26.256	to	26.256	7,216	189,481	6.16	0.70	to	0.70	14.02	to	14.02

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Federated Hermes Managed Volatility II1
	2020	$20.290	to	$20.290	2,798	$56,778	2.31%	0.70%	to	0.70%	0.23%	to	0.23%
	2019	20.244	to	20.244	4,307	87,181	2.04	0.70	to	0.70	19.39	to	19.39
	2018	16.956	to	16.956	4,337	73,547	2.87	0.70	to	0.70	(9.14)	to	(9.14)
	2017	18.661	to	18.661	4,460	83,225	3.77	0.70	to	0.70	17.29	to	17.29
	2016	15.910	to	15.910	4,973	79,123	4.80	0.70	to	0.70	6.94	to	6.94
Fidelity Asset Manager
	2020	32.798	to	606.323	15,738	3,853,607	1.48	0.70	to	0.90	14.07	to	13.84
	2019	28.753	to	532.603	16,995	3,736,588	1.77	0.70	to	0.90	17.43	to	17.19
	2018	24.486	to	454.479	18,205	3,376,304	1.65	0.70	to	0.90	(6.01)	to	(6.20)
	2017	26.053	to	484.534	20,980	3,935,853	1.92	0.70	to	0.90	13.31	to	13.08
	2016	22.993	to	428.469	21,181	3,517,753	1.46	0.70	to	0.90	2.35	to	2.15
Fidelity Asset Manager Growth
	2020	32.512	to	500.531	10,289	615,364	1.09	0.70	to	0.90	16.45	to	16.21
	2019	27.920	to	430.694	11,014	681,353	1.56	0.70	to	0.90	21.97	to	21.73
	2018	22.891	to	353.819	11,687	591,897	1.45	0.70	to	0.90	(8.30)	to	(8.48)
	2017	24.962	to	386.606	12,107	659,351	1.35	0.70	to	0.90	17.90	to	17.67
	2016	21.172	to	328.562	12,357	489,439	1.35	0.70	to	0.90	1.75	to	1.55
Fidelity Balanced
	2020	44.160	to	44.160	2,302	101,674	1.32	0.70	to	0.70	21.54	to	21.54
	2019	36.335	to	36.335	2,510	91,189	1.69	0.70	to	0.70	23.64	to	23.64
	2018	29.388	to	29.388	2,798	82,231	1.47	0.70	to	0.70	(4.89)	to	(4.89)
	2017	30.900	to	30.900	2,781	85,939	1.48	0.70	to	0.70	15.61	to	15.61
	2016	26.727	to	26.727	2,814	75,219	1.29	0.70	to	0.70	6.52	to	6.52
Fidelity Contrafund
	2020	77.709	to	1,276.623	72,719	11,530,832	0.25	0.70	to	0.90	29.66	to	29.40
	2019	59.935	to	986.593	81,972	9,746,685	0.46	0.70	to	0.90	30.66	to	30.40
	2018	45.871	to	756.592	87,513	7,962,570	0.70	0.70	to	0.90	(7.03)	to	(7.22)
	2017	49.341	to	815.468	96,981	9,362,070	1.00	0.70	to	0.90	21.03	to	20.79
	2016	40.768	to	675.127	101,933	8,196,672	0.81	0.70	to	0.90	7.25	to	7.04
Fidelity Equity-Income
	2020	39.291	to	1,040.999	52,915	8,716,306	1.83	0.70	to	0.90	5.95	to	5.74
	2019	37.084	to	984.504	54,872	8,638,585	2.01	0.70	to	0.90	26.55	to	26.30
	2018	29.303	to	779.487	59,802	7,246,797	2.29	0.70	to	0.90	(8.93)	to	(9.12)
	2017	32.178	to	857.696	58,472	8,047,217	1.73	0.70	to	0.90	12.11	to	11.89
	2016	28.703	to	766.583	61,346	7,452,586	2.30	0.70	to	0.90	17.20	to	16.96
Fidelity Government Money Market Portfolio - Initial Class
	2020	13.644	to	161.489	63,299	1,526,887	0.30	0.70	to	0.90	(0.38)	to	(0.58)
	2019	13.696	to	162.429	58,482	1,378,382	2.00	0.70	to	0.90	1.31	to	1.10
	2018	13.519	to	160.659	66,757	1,456,351	1.62	0.70	to	0.90	0.94	to	0.74
	2017	13.393	to	159.483	86,725	1,844,965	0.67	0.70	to	0.90	(0.03)	to	(0.22)
	2016	13.397	to	159.842	87,153	1,448,153	0.20	0.70	to	0.90	(0.49)	to	(0.69)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Fidelity Growth
	2020	$71.496	to	$1,683.874	116,670	$21,308,337	0.07%	0.70%	to	0.90%	42.89%	to	42.60%
	2019	50.036	to	1,180.800	129,707	16,905,621	0.26	0.70	to	0.90	33.38	to	33.11
	2018	37.515	to	887.083	138,528	13,529,643	0.24	0.70	to	0.90	(0.87)	to	(1.07)
	2017	37.843	to	896.658	151,898	14,925,410	0.22	0.70	to	0.90	34.19	to	33.93
	2016	28.201	to	669.513	159,191	11,951,445	0.04	0.70	to	0.90	0.10	to	(0.10)
Fidelity Growth & Income
	2020	42.669	to	42.669	32,291	1,377,844	2.15	0.70	to	0.70	7.10	to	7.10
	2019	39.842	to	39.842	32,267	1,285,589	3.59	0.70	to	0.70	29.14	to	29.14
	2018	30.851	to	30.851	35,627	1,099,110	0.35	0.70	to	0.70	(9.62)	to	(9.62)
	2017	34.135	to	34.135	39,043	1,332,729	1.25	0.70	to	0.70	16.09	to	16.09
	2016	29.405	to	29.405	41,581	1,222,796	1.75	0.70	to	0.70	15.27	to	15.27
Fidelity Growth Opportunities
	2020	76.105	to	76.105	31,717	2,413,833	0.01	0.70	to	0.70	67.48	to	67.48
	2019	45.441	to	45.441	33,672	1,530,069	0.15	0.70	to	0.70	39.86	to	39.86
	2018	32.491	to	32.491	37,991	1,234,352	0.12	0.70	to	0.70	11.67	to	11.67
	2017	29.095	to	29.095	43,024	1,251,792	0.31	0.70	to	0.70	33.58	to	33.58
	2016	21.781	to	21.781	42,974	936,116	0.31	0.70	to	0.70	(0.37)	to	(0.37)
Fidelity High Income
	2020	22.005	to	342.528	6,032	712,576	4.92	0.70	to	0.90	2.03	to	1.83
	2019	21.568	to	336.388	6,751	897,232	5.18	0.70	to	0.90	14.30	to	14.07
	2018	18.869	to	294.884	7,474	824,979	5.50	0.70	to	0.90	(3.96)	to	(4.16)
	2017	19.647	to	307.672	9,402	923,941	5.32	0.70	to	0.90	6.19	to	5.98
	2016	18.502	to	290.315	10,710	876,109	5.38	0.70	to	0.90	13.81	to	13.58
Fidelity Index 500
	2020	53.249	to	1,081.565	52,867	7,394,810	1.86	0.70	to	0.90	17.42	to	17.18
	2019	45.351	to	922.995	57,580	7,293,535	1.97	0.70	to	0.90	30.43	to	30.17
	2018	34.770	to	709.047	60,655	5,855,689	1.85	0.70	to	0.90	(5.16)	to	(5.35)
	2017	36.662	to	749.141	64,449	6,431,590	1.81	0.70	to	0.90	20.87	to	20.63
	2016	30.332	to	621.045	66,896	5,481,971	1.46	0.70	to	0.90	11.08	to	10.86
Fidelity Investment Grade Bond
	2020	27.953	to	374.727	3,943	1,365,006	1.89	0.70	to	0.90	8.63	to	8.41
	2019	25.732	to	345.643	3,259	1,007,954	2.67	0.70	to	0.90	8.90	to	8.68
	2018	23.629	to	318.027	3,908	1,025,515	2.37	0.70	to	0.90	(1.23)	to	(1.43)
	2017	23.923	to	322.629	5,387	1,511,201	2.70	0.70	to	0.90	3.50	to	3.29
	2016	23.115	to	312.367	4,858	1,293,902	2.35	0.70	to	0.90	4.01	to	3.81
Fidelity Mid Cap I
	2020	271.542	to	271.542	364	98,920	0.66	0.75	to	0.75	18.19	to	18.19
	2019	229.752	to	229.752	370	85,052	0.87	0.75	to	0.75	23.45	to	23.45
	2018	186.112	to	186.112	376	69,995	0.65	0.75	to	0.75	(14.54)	to	(14.54)
	2017	217.773	to	217.773	382	83,219	0.71	0.75	to	0.75	20.81	to	20.81
	2016	180.263	to	180.263	388	69,985	0.52	0.75	to	0.75	12.23	to	12.23

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Fidelity Mid Cap II
	2020	$37.458	to	$37.458	36,346	$1,361,483	0.40%	0.70%	to	0.70%	17.05%	to	17.05%
	2019	32.003	to	32.003	34,997	1,120,033	0.68	0.70	to	0.70	22.31	to	22.31
	2018	26.165	to	26.165	35,830	937,495	0.42	0.70	to	0.70	(15.37)	to	(15.37)
	2017	30.917	to	30.917	36,790	1,137,446	0.49	0.70	to	0.70	19.70	to	19.70
	2016	25.829	to	25.829	38,047	982,775	0.32	0.70	to	0.70	11.15	to	11.15
Fidelity Overseas
	2020	29.237	to	462.641	16,934	2,497,619	0.44	0.70	to	0.90	14.81	to	14.58
	2019	25.466	to	403.777	17,827	2,364,597	1.73	0.70	to	0.90	26.87	to	26.62
	2018	20.072	to	318.886	19,467	1,980,471	1.54	0.70	to	0.90	(15.40)	to	(15.58)
	2017	23.727	to	377.717	20,129	2,465,779	1.43	0.70	to	0.90	29.37	to	29.12
	2016	18.340	to	292.529	20,740	2,074,264	1.43	0.70	to	0.90	(5.72)	to	(5.91)
Franklin Allocation VIP Fund - Class 1
	2020	207.136	to	207.136	129	26,715	1.73	0.75	to	0.75	12.19	to	12.19
	2019	184.633	to	184.633	132	24,436	3.79	0.75	to	0.75	20.04	to	20.04
	2018	153.809	to	153.809	139	21,426	3.28	0.75	to	0.75	(9.34)	to	(9.34)
	2017	169.646	to	169.646	145	24,657	2.89	0.75	to	0.75	12.17	to	12.17
	2016	151.243	to	151.243	154	23,361	4.13	0.75	to	0.75	13.43	to	13.43
Franklin Flex Cap Growth VIP Fund - Class 2
	2020	46.769	to	437.174	4,418	218,144	—	0.70	to	0.75	43.88	to	44.88
	2019	32.506	to	301.739	5,357	182,292	—	0.70	to	0.75	30.25	to	31.17
	2018	24.957	to	230.045	5,089	133,391	—	0.70	to	0.75	2.41	to	3.14
	2017	24.369	to	223.048	3,253	85,614	—	0.70	to	0.75	26.06	to	26.94
	2016	19.332	to	175.712	3,255	68,051	—	0.70	to	0.75	(3.56)	to	(2.89)
Franklin Income VIP Fund - Class 1
	2020	198.593	to	198.593	103	20,473	5.92	0.75	to	0.75	0.97	to	0.97
	2019	196.685	to	196.685	106	20,825	5.42	0.75	to	0.75	16.42	to	16.42
	2018	168.944	to	168.944	109	18,366	4.89	0.75	to	0.75	(4.09)	to	(4.09)
	2017	176.153	to	176.153	112	19,673	4.23	0.75	to	0.75	9.94	to	9.94
	2016	160.222	to	160.222	115	18,356	5.07	0.75	to	0.75	14.33	to	14.33
Franklin Income VIP Fund - Class 2
	2020	22.351	to	22.351	4,396	98,263	5.90	0.70	to	0.70	(0.01)	to	(0.01)
	2019	22.353	to	22.353	4,445	99,361	5.14	0.70	to	0.70	15.25	to	15.25
	2018	19.395	to	19.395	6,764	131,185	4.72	0.70	to	0.70	(4.98)	to	(4.98)
	2017	20.411	to	20.411	6,962	142,097	4.22	0.70	to	0.70	8.91	to	8.91
	2016	18.741	to	18.741	6,934	129,950	5.03	0.70	to	0.70	13.23	to	13.23
Franklin Mutual Shares VIP Fund - Class 2
	2020	24.828	to	24.828	7,186	178,414	2.63	0.70	to	0.70	(5.71)	to	(5.71)
	2019	26.331	to	26.331	8,572	225,694	1.77	0.70	to	0.70	21.72	to	21.72
	2018	21.633	to	21.633	10,591	229,101	2.34	0.70	to	0.70	(9.70)	to	(9.70)
	2017	23.958	to	23.958	13,089	313,580	2.26	0.70	to	0.70	7.59	to	7.59
	2016	22.267	to	22.267	14,133	314,736	2.00	0.70	to	0.70	15.25	to	15.25

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Franklin Small Cap Value VIP Fund - Class 1
	2020	$278.222	to	$278.222	289	$80,404	1.68%	0.75%	to	0.75%	5.41%	to	5.41%
	2019	263.949	to	263.949	293	77,419	1.28	0.75	to	0.75	26.72	to	26.72
	2018	208.285	to	208.285	298	62,002	1.11	0.75	to	0.75	(12.69)	to	(12.69)
	2017	238.548	to	238.548	302	72,081	0.73	0.75	to	0.75	10.92	to	10.92
	2016	215.071	to	215.071	307	65,943	1.05	0.75	to	0.75	30.54	to	30.54
Franklin Small Cap Value VIP Fund - Class 2
	2020	31.549	to	31.549	27,421	865,107	1.55	0.70	to	0.70	4.46	to	4.46
	2019	30.203	to	30.203	31,338	946,494	1.08	0.70	to	0.70	25.46	to	25.46
	2018	24.073	to	24.073	31,076	748,073	0.91	0.70	to	0.70	(13.49)	to	(13.49)
	2017	27.826	to	27.826	31,596	879,178	0.51	0.70	to	0.70	9.88	to	9.88
	2016	25.323	to	25.323	32,365	819,645	0.83	0.70	to	0.70	29.28	to	29.28
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2020	33.901	to	33.901	43,905	1,488,445	—	0.70	to	0.70	54.01	to	54.01
	2019	22.012	to	22.012	45,995	1,012,451	—	0.70	to	0.70	30.52	to	30.52
	2018	16.865	to	16.865	49,128	828,549	—	0.70	to	0.70	(6.03)	to	(6.03)
	2017	17.948	to	17.948	51,248	919,810	—	0.70	to	0.70	20.55	to	20.55
	2016	14.888	to	14.888	51,212	762,526	—	0.70	to	0.70	3.45	to	3.45
Franklin U.S. Government Securities VIP Fund - Class 2
	2020	19.183	to	19.183	32,688	627,063	3.61	0.70	to	0.70	3.11	to	3.11
	2019	18.605	to	18.605	20,653	384,266	2.88	0.70	to	0.70	4.49	to	4.49
	2018	17.805	to	17.805	19,765	351,908	2.67	0.70	to	0.70	(0.36)	to	(0.36)
	2017	17.870	to	17.870	24,733	441,985	2.61	0.70	to	0.70	0.63	to	0.63
	2016	17.758	to	17.758	25,101	445,767	2.50	0.70	to	0.70	(0.03)	to	(0.03)
Invesco American Franchise Fund I
	2020	32.758	to	32.758	59,660	1,954,329	0.07	0.70	to	0.70	41.36	to	41.36
	2019	23.173	to	23.173	62,378	1,445,493	—	0.70	to	0.70	35.80	to	35.80
	2018	17.064	to	17.064	68,646	1,171,360	—	0.70	to	0.70	(4.30)	to	(4.30)
	2017	17.831	to	17.831	77,805	1,387,308	0.08	0.70	to	0.70	26.46	to	26.46
	2016	14.100	to	14.100	79,009	1,114,096	—	0.70	to	0.70	1.56	to	1.56
Invesco American Franchise Fund II
	2020	39.376	to	39.376	1,230	48,449	—	0.70	to	0.70	41.01	to	41.01
	2019	27.925	to	27.925	1,175	32,817	—	0.70	to	0.70	35.48	to	35.48
	2018	20.612	to	20.612	1,254	25,846	—	0.70	to	0.70	(4.57)	to	(4.57)
	2017	21.598	to	21.598	1,294	27,944	—	0.70	to	0.70	26.14	to	26.14
	2016	17.122	to	17.122	1,399	23,944	—	0.70	to	0.70	1.31	to	1.31
Invesco Global Real Estate
	2020	42.701	to	42.701	10,637	454,179	5.12	0.70	to	0.70	(12.93)	to	(12.93)
	2019	49.042	to	49.042	10,422	511,125	4.55	0.70	to	0.70	22.14	to	22.14
	2018	40.151	to	40.151	10,905	437,825	3.73	0.70	to	0.70	(6.81)	to	(6.81)
	2017	43.085	to	43.085	11,818	509,156	3.21	0.70	to	0.70	12.26	to	12.26
	2016	38.379	to	38.379	12,529	480,889	1.55	0.70	to	0.70	1.33	to	1.33

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Invesco Health Care
	2020	$47.525	to	$47.525	546	$25,959	0.33%	0.70%	to	0.70%	13.66%	to	13.66%
	2019	41.813	to	41.813	606	25,323	0.04	0.70	to	0.70	31.58	to	31.58
	2018	31.778	to	31.778	661	20,996	—	0.70	to	0.70	0.20	to	0.20
	2017	31.715	to	31.715	628	19,909	0.38	0.70	to	0.70	15.02	to	15.02
	2016	27.573	to	27.573	660	18,201	—	0.70	to	0.70	(12.08)	to	(12.08)
Invesco International Growth I
	2020	42.975	to	171.579	10,688	499,479	1.99	0.70	to	0.75	13.20	to	14.00
	2019	37.964	to	150.514	14,833	598,628	1.57	0.70	to	0.75	27.67	to	28.57
	2018	29.735	to	117.066	16,286	512,103	2.04	0.70	to	0.75	(15.57)	to	(14.98)
	2017	35.219	to	137.685	17,254	640,693	1.46	0.70	to	0.75	22.14	to	23.00
	2016	28.834	to	111.937	18,180	551,322	1.41	0.70	to	0.75	(1.14)	to	(0.45)
Invesco International Growth II
	2020	20.716	to	20.716	21,736	450,296	2.24	0.70	to	0.70	12.94	to	12.94
	2019	18.342	to	18.342	20,579	377,451	1.32	0.70	to	0.70	27.35	to	27.35
	2018	14.403	to	14.403	18,340	264,160	1.75	0.70	to	0.70	(15.80)	to	(15.80)
	2017	17.106	to	17.106	20,069	343,274	1.26	0.70	to	0.70	21.87	to	21.87
	2016	14.036	to	14.036	20,961	294,229	1.15	0.70	to	0.70	(1.39)	to	(1.39)
Invesco Mid Cap Growth Fund I1
	2020	38.905	to	38.905	—	—	—	0.70	to	0.70	(5.72)	to	(5.72)
	2019	41.267	to	41.267	1,456	60,084	—	0.70	to	0.70	33.40	to	33.40
	2018	30.934	to	30.934	1,461	45,184	—	0.70	to	0.70	(6.25)	to	(6.25)
	2017	32.995	to	32.995	1,846	60,901	—	0.70	to	0.70	21.64	to	21.64
	2016	27.125	to	27.125	1,889	51,236	—	0.70	to	0.70	0.06	to	0.06
Invesco Mid Cap Growth Fund II1
	2020	21.541	to	21.541	—	—	—	0.70	to	0.70	(5.60)	to	(5.60)
	2019	22.820	to	22.820	6,278	143,259	—	0.70	to	0.70	33.07	to	33.07
	2018	17.149	to	17.149	6,176	105,912	—	0.70	to	0.70	(6.53)	to	(6.53)
	2017	18.348	to	18.348	2,599	47,682	—	0.70	to	0.70	21.29	to	21.29
	2016	15.127	to	15.127	2,592	39,169	—	0.70	to	0.70	(0.13)	to	(0.13)
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1
	2020	57.414	to	57.414	1,220	70,067	—	0.70	to	0.70	47.57	to	47.57
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1
	2020	31.713	to	31.713	7,215	228,814	—	0.70	to	0.70	47.22	to	47.22
JP Morgan Insurance Trust Mid Cap Value I
	2020	39.516	to	39.516	30,052	1,187,535	1.46	0.70	to	0.70	(0.33)	to	(0.33)
	2019	39.647	to	39.647	28,889	1,145,345	1.64	0.70	to	0.70	25.88	to	25.88
	2018	31.496	to	31.496	31,172	981,798	0.98	0.70	to	0.70	(12.46)	to	(12.46)
	2017	35.977	to	35.977	32,929	1,184,695	0.79	0.70	to	0.70	12.97	to	12.97
	2016	31.846	to	31.846	35,483	1,129,990	0.86	0.70	to	0.70	13.90	to	13.90

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
JP Morgan Insurance Trust U.S. Equity I
	2020	$53.168	to	$53.168	15,766	$838,256	0.78%	0.70%	to	0.70%	24.39%	to	24.39%
	2019	42.743	to	42.743	22,302	953,257	0.86	0.70	to	0.70	30.83	to	30.83
	2018	32.670	to	32.670	24,636	804,831	0.82	0.70	to	0.70	(6.82)	to	(6.82)
	2017	35.062	to	35.062	24,770	868,477	0.88	0.70	to	0.70	21.48	to	21.48
	2016	28.862	to	28.862	24,831	716,690	0.99	0.70	to	0.70	10.16	to	10.16
Morningstar Aggressive Growth ETF Asset Allocation Class I
	2020	200.257	to	200.257	967	193,694	2.11	0.75	to	0.75	10.34	to	10.34
	2019	181.488	to	181.488	997	180,950	1.80	0.75	to	0.75	22.44	to	22.44
	2018	148.225	to	148.225	1,028	152,358	1.83	0.75	to	0.75	(9.17)	to	(9.17)
	2017	163.188	to	163.188	1,153	188,135	1.66	0.75	to	0.75	20.17	to	20.17
	2016	135.796	to	135.796	1,194	162,184	1.84	0.75	to	0.75	11.45	to	11.45
Morningstar Balanced ETF Asset Allocation Class I1
	2020	190.471	to	190.471	—	—	—	0.75	to	0.75	9.41	to	9.41
	2019	174.090	to	174.090	—	—	—	0.75	to	0.75	16.57	to	16.57
	2018	149.348	to	149.348	—	—	—	0.75	to	0.75	(6.02)	to	(6.02)
	2017	158.918	to	158.918	—	—	—	0.75	to	0.75	13.65	to	13.65
	2016	139.829	to	139.829	—	—	—	0.75	to	0.75	8.69	to	8.69
Morningstar Growth ETF Asset Allocation Class I
	2020	200.210	to	200.210	383	76,610	2.31	0.75	to	0.75	10.26	to	10.26
	2019	181.579	to	181.579	393	71,396	2.02	0.75	to	0.75	20.14	to	20.14
	2018	151.144	to	151.144	406	61,300	2.90	0.75	to	0.75	(7.85)	to	(7.85)
	2017	164.019	to	164.019	505	82,766	2.28	0.75	to	0.75	17.68	to	17.68
	2016	139.379	to	139.379	518	72,249	1.30	0.75	to	0.75	9.88	to	9.88
Morningstar Income & Growth ETF Asset Allocation Class I
	2020	175.304	to	175.304	92	16,101	2.54	0.75	to	0.75	8.73	to	8.73
	2019	161.235	to	161.235	95	15,255	2.49	0.75	to	0.75	13.19	to	13.19
	2018	142.445	to	142.445	97	13,887	0.59	0.75	to	0.75	(3.99)	to	(3.99)
	2017	148.368	to	148.368	100	14,901	0.51	0.75	to	0.75	10.12	to	10.12
	2016	134.733	to	134.733	76	10,264	2.12	0.75	to	0.75	6.73	to	6.73
Neuberger Berman AMT Mid Cap Growth Portfolio Class I
	2020	395.609	to	395.609	2,367	936,382	—	0.75	to	0.75	39.98	to	39.98
	2019	282.617	to	282.617	2,371	670,047	—	0.75	to	0.75	32.75	to	32.75
	2018	212.898	to	212.898	2,355	501,302	—	0.75	to	0.75	(6.40)	to	(6.40)
	2017	227.466	to	227.466	2,327	529,327	—	0.75	to	0.75	25.29	to	25.29
	2016	181.554	to	181.554	2,293	416,295	—	0.75	to	0.75	4.40	to	4.40
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I
	2020	209.674	to	209.674	131	27,537	1.22	0.75	to	0.75	(2.62)	to	(2.62)
	2019	215.317	to	215.317	135	29,061	0.70	0.75	to	0.75	16.74	to	16.74
	2018	184.435	to	184.435	124	22,956	0.86	0.75	to	0.75	(15.28)	to	(15.28)
	2017	217.687	to	217.687	173	37,623	1.02	0.75	to	0.75	16.74	to	16.74
	2016	186.479	to	186.479	184	34,292	0.79	0.75	to	0.75	16.17	to	16.17

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
PIMCO All Asset Portfolio Admin
	2020	$182.323	to	$182.323	430	$78,431	5.03%	0.75%	to	0.75%	8.01%	to	8.01%
	2019	168.798	to	168.798	437	73,821	2.96	0.75	to	0.75	11.90	to	11.90
	2018	150.853	to	150.853	445	67,076	3.22	0.75	to	0.75	(5.41)	to	(5.41)
	2017	159.476	to	159.476	452	72,093	4.71	0.75	to	0.75	13.54	to	13.54
	2016	140.456	to	140.456	459	64,532	2.67	0.75	to	0.75	12.93	to	12.93
PIMCO All Asset Portfolio Advisor
	2020	19.201	to	19.201	1,766	33,902	4.89	0.70	to	0.70	7.15	to	7.15
	2019	17.919	to	17.919	1,744	31,253	2.84	0.70	to	0.70	10.97	to	10.97
	2018	16.148	to	16.148	1,719	27,761	3.08	0.70	to	0.70	(6.11)	to	(6.11)
	2017	17.199	to	17.199	1,737	29,882	6.55	0.70	to	0.70	12.59	to	12.59
	2016	15.276	to	15.276	469	7,161	1.91	0.70	to	0.70	12.12	to	12.12
PIMCO CommodityRealReturn Strat. Administrative Class
	2020	6.731	to	70.146	75,032	611,473	6.30	0.70	to	0.75	0.64	to	1.35
	2019	6.688	to	69.211	65,985	547,709	4.56	0.70	to	0.75	10.66	to	11.43
	2018	6.044	to	62.111	62,505	474,569	2.08	0.70	to	0.75	(14.73)	to	(14.13)
	2017	7.088	to	72.333	63,964	567,929	11.10	0.70	to	0.75	1.45	to	2.15
	2016	6.987	to	70.808	56,585	508,957	1.11	0.70	to	0.75	14.35	to	15.16
PIMCO Total Return Admin
	2020	190.410	to	190.410	5,142	979,116	2.12	0.75	to	0.75	8.65	to	8.65
	2019	175.254	to	175.254	5,098	893,463	3.01	0.75	to	0.75	8.36	to	8.36
	2018	161.736	to	161.736	5,036	814,408	2.55	0.75	to	0.75	(0.53)	to	(0.53)
	2017	162.596	to	162.596	4,955	805,698	2.02	0.75	to	0.75	4.92	to	4.92
	2016	154.973	to	154.973	4,877	755,640	2.08	0.75	to	0.75	2.68	to	2.68
Pioneer Bond VCT Class I
	2020	28.721	to	292.274	32,111	1,070,256	3.03	0.70	to	0.90	7.95	to	7.73
	2019	26.607	to	271.303	32,317	1,003,662	3.26	0.70	to	0.90	8.52	to	8.30
	2018	24.519	to	250.519	33,410	966,638	3.31	0.70	to	0.90	(1.54)	to	(1.74)
	2017	24.903	to	254.950	34,421	1,029,583	2.85	0.70	to	0.90	3.28	to	3.08
	2016	24.112	to	247.342	35,153	1,017,358	2.78	0.70	to	0.90	3.38	to	3.17
Pioneer Equity Income VCT Class I
	2020	255.832	to	255.832	4,267	1,091,713	2.73	0.75	to	0.75	(0.04)	to	(0.04)
	2019	255.942	to	255.942	4,241	1,085,421	2.76	0.75	to	0.75	25.56	to	25.56
	2018	203.841	to	203.841	4,207	857,635	2.43	0.75	to	0.75	(8.59)	to	(8.59)
	2017	222.999	to	222.999	4,159	927,552	1.74	0.75	to	0.75	15.46	to	15.46
	2016	193.143	to	193.143	4,107	793,144	2.09	0.75	to	0.75	19.80	to	19.80
Pioneer Equity Income VCT Class II
	2020	29.691	to	29.691	8,800	261,277	2.38	0.70	to	0.70	(0.96)	to	(0.96)
	2019	29.979	to	29.979	14,189	425,363	2.36	0.70	to	0.70	24.36	to	24.36
	2018	24.107	to	24.107	19,170	462,125	2.09	0.70	to	0.70	(9.41)	to	(9.41)
	2017	26.612	to	26.612	24,149	642,622	1.47	0.70	to	0.70	14.38	to	14.38
	2016	23.267	to	23.267	24,509	570,282	1.83	0.70	to	0.70	18.70	to	18.70

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Pioneer Fund VCT Class I
	2020	$41.433	to	$541.817	99,673	$5,226,496	0.77%	0.70%	to	0.90%	23.41%	to	23.17%
	2019	33.573	to	439.907	106,230	4,500,549	1.02	0.70	to	0.90	30.42	to	30.16
	2018	25.743	to	337.987	113,691	3,703,150	1.13	0.70	to	0.90	(2.20)	to	(2.40)
	2017	26.322	to	346.287	121,010	4,003,038	1.18	0.70	to	0.90	20.87	to	20.63
	2016	21.777	to	287.064	128,596	3,726,824	1.32	0.70	to	0.90	9.05	to	8.83
Pioneer High Yield VCT Class I1
	2020	210.047	to	210.047	—	—	—	0.75	to	0.75	2.48	to	2.48
	2019	204.958	to	204.958	—	—	5.06	0.75	to	0.75	14.45	to	14.45
	2018	179.073	to	179.073	4	637	4.70	0.75	to	0.75	(3.31)	to	(3.31)
	2017	185.205	to	185.205	6	1,062	4.59	0.75	to	0.75	7.26	to	7.26
	2016	172.666	to	172.666	8	1,334	4.93	0.75	to	0.75	14.27	to	14.27
Pioneer High Yield VCT Class II
	2020	21.581	to	21.581	5,513	118,972	5.15	0.70	to	0.70	1.27	to	1.27
	2019	21.311	to	21.311	5,605	119,443	4.66	0.70	to	0.70	13.50	to	13.50
	2018	18.777	to	18.777	7,049	132,374	4.46	0.70	to	0.70	(4.62)	to	(4.62)
	2017	19.687	to	19.687	7,414	145,960	4.31	0.70	to	0.70	6.28	to	6.28
	2016	18.524	to	18.524	7,643	141,553	4.60	0.70	to	0.70	13.01	to	13.01
Pioneer Mid Cap Value VCT Class I
	2020	36.650	to	429.363	30,673	1,230,323	1.23	0.70	to	0.90	1.43	to	1.22
	2019	36.135	to	424.180	33,000	1,303,168	1.32	0.70	to	0.90	27.54	to	27.29
	2018	28.332	to	333.247	35,627	1,110,718	0.72	0.70	to	0.90	(19.91)	to	(20.07)
	2017	35.373	to	416.912	37,559	1,502,370	0.82	0.70	to	0.90	12.38	to	12.16
	2016	31.475	to	371.708	40,020	1,555,174	0.72	0.70	to	0.90	15.74	to	15.51
Pioneer Real Estate VCT Class I
	2020	213.228	to	213.228	2,393	510,280	1.72	0.75	to	0.75	(7.34)	to	(7.34)
	2019	230.126	to	230.126	2,378	547,158	2.26	0.75	to	0.75	28.16	to	28.16
	2018	179.558	to	179.558	2,363	424,375	2.75	0.75	to	0.75	(7.24)	to	(7.24)
	2017	193.564	to	193.564	2,337	452,432	2.58	0.75	to	0.75	3.50	to	3.50
	2016	187.010	to	187.010	2,310	431,960	3.53	0.75	to	0.75	6.06	to	6.06
Pioneer Real Estate VCT Class II
	2020	19.665	to	19.665	29,644	582,950	1.57	0.70	to	0.70	(8.27)	to	(8.27)
	2019	21.437	to	21.437	26,221	562,097	1.95	0.70	to	0.70	27.02	to	27.02
	2018	16.877	to	16.877	28,650	483,527	2.43	0.70	to	0.70	(8.19)	to	(8.19)
	2017	18.382	to	18.382	30,580	562,116	2.31	0.70	to	0.70	2.58	to	2.58
	2016	17.920	to	17.920	29,800	534,043	3.22	0.70	to	0.70	5.08	to	5.08
Pioneer Select Mid Cap Growth VCT Class I
	2020	56.091	to	827.131	107,294	8,394,521	—	0.70	to	0.90	38.20	to	37.92
	2019	40.587	to	599.697	121,260	6,718,952	—	0.70	to	0.90	32.15	to	31.89
	2018	30.712	to	454.695	127,767	5,391,597	—	0.70	to	0.90	(7.14)	to	(7.32)
	2017	33.072	to	490.630	154,525	6,824,685	0.08	0.70	to	0.90	29.12	to	28.87
	2016	25.613	to	380.725	163,276	6,277,180	—	0.70	to	0.90	3.01	to	2.81

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Pioneer Strategic Income VCT Class I
	2020	$198.362	to	$198.362	489	$97,006	3.51%	0.75%	to	0.75%	7.52%	to	7.52%
	2019	184.482	to	184.482	494	91,148	3.35	0.75	to	0.75	10.00	to	10.00
	2018	167.712	to	167.712	499	83,715	3.24	0.75	to	0.75	(1.78)	to	(1.78)
	2017	170.752	to	170.752	504	86,116	3.61	0.75	to	0.75	5.01	to	5.01
	2016	162.605	to	162.605	510	82,769	3.51	0.75	to	0.75	7.60	to	7.60
Pioneer Strategic Income VCT Class II
	2020	19.937	to	19.937	9,530	189,981	3.27	0.70	to	0.70	6.63	to	6.63
	2019	18.698	to	18.698	11,177	208,987	3.10	0.70	to	0.70	8.75	to	8.75
	2018	17.193	to	17.193	11,757	202,130	3.01	0.70	to	0.70	(2.62)	to	(2.62)
	2017	17.656	to	17.656	15,366	271,287	3.36	0.70	to	0.70	4.02	to	4.02
	2016	16.973	to	16.973	16,258	275,878	3.25	0.70	to	0.70	6.59	to	6.59
Templeton Developing Markets VIP Fund - Class 1
	2020	142.079	to	142.079	503	71,450	4.35	0.75	to	0.75	17.39	to	17.39
	2019	121.034	to	121.034	510	61,700	1.25	0.75	to	0.75	26.92	to	26.92
	2018	95.363	to	95.363	517	49,273	1.13	0.75	to	0.75	(15.44)	to	(15.44)
	2017	112.779	to	112.779	524	59,072	1.18	0.75	to	0.75	40.65	to	40.65
	2016	80.184	to	80.184	531	42,564	1.07	0.75	to	0.75	17.79	to	17.79
Templeton Developing Markets VIP Fund - Class 2
	2020	35.561	to	35.561	31,424	1,117,460	4.25	0.70	to	0.70	16.36	to	16.36
	2019	30.560	to	30.560	32,996	1,008,326	1.01	0.70	to	0.70	25.81	to	25.81
	2018	24.290	to	24.290	34,657	841,815	0.87	0.70	to	0.70	(16.39)	to	(16.39)
	2017	29.050	to	29.050	36,178	1,050,952	0.97	0.70	to	0.70	39.44	to	39.44
	2016	20.834	to	20.834	37,166	774,364	0.82	0.70	to	0.70	16.63	to	16.63
Templeton Global Bond VIP Fund - Class 1
	2020	174.545	to	174.545	666	116,292	8.47	0.75	to	0.75	(5.07)	to	(5.07)
	2019	183.873	to	183.873	678	124,596	7.03	0.75	to	0.75	2.26	to	2.26
	2018	179.815	to	179.815	691	124,251	—	0.75	to	0.75	2.21	to	2.21
	2017	175.919	to	175.919	704	123,790	—	0.75	to	0.75	2.15	to	2.15
	2016	172.209	to	172.209	716	123,386	—	0.75	to	0.75	3.21	to	3.21
Templeton Global Bond VIP Fund - Class 2
	2020	18.704	to	18.704	7,050	131,863	8.76	0.70	to	0.70	(5.94)	to	(5.94)
	2019	19.886	to	19.886	8,256	164,172	7.52	0.70	to	0.70	1.30	to	1.30
	2018	19.630	to	19.630	7,824	153,591	—	0.70	to	0.70	1.22	to	1.22
	2017	19.393	to	19.393	8,178	158,601	—	0.70	to	0.70	1.22	to	1.22
	2016	19.160	to	19.160	9,512	182,252	—	0.70	to	0.70	2.22	to	2.22
Templeton Growth VIP Fund - Class 1
	2020	149.201	to	149.201	678	101,136	3.21	0.75	to	0.75	5.99	to	5.99
	2019	140.774	to	140.774	677	95,279	3.02	0.75	to	0.75	15.43	to	15.43
	2018	121.952	to	121.952	678	82,647	2.22	0.75	to	0.75	(14.61)	to	(14.61)
	2017	142.813	to	142.813	689	98,456	1.83	0.75	to	0.75	18.77	to	18.77
	2016	120.246	to	120.246	689	82,869	2.59	0.75	to	0.75	9.90	to	9.90

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Templeton Growth VIP Fund - Class 2
	2020	$21.456	to	$21.456	7,673	$164,620	3.01%	0.70%	to	0.70%	5.06%	to	5.06%
	2019	20.422	to	20.422	7,358	150,268	2.74	0.70	to	0.70	14.35	to	14.35
	2018	17.859	to	17.859	7,241	129,322	2.09	0.70	to	0.70	(15.45)	to	(15.45)
	2017	21.122	to	21.122	8,834	186,581	1.60	0.70	to	0.70	17.68	to	17.68
	2016	17.949	to	17.949	8,742	156,911	2.08	0.70	to	0.70	8.85	to	8.85
Vanguard Balanced
	2020	269.732	to	269.732	4,258	1,148,650	2.69	0.75	to	0.75	10.68	to	10.68
	2019	243.705	to	243.705	4,237	1,032,562	2.65	0.75	to	0.75	22.48	to	22.48
	2018	198.968	to	198.968	4,203	836,172	2.34	0.75	to	0.75	(3.41)	to	(3.41)
	2017	205.991	to	205.991	4,147	854,235	2.31	0.75	to	0.75	14.72	to	14.72
	2016	179.563	to	179.563	4,086	733,782	2.47	0.75	to	0.75	11.01	to	11.01
Vanguard Diversified Value[1]
	2020	235.544	to	235.544	—	—	—	0.75	to	0.75	11.78	to	11.78
	2019	210.723	to	210.723	—	—	—	0.75	to	0.75	25.70	to	25.70
	2018	167.643	to	167.643	—	—	—	0.75	to	0.75	(9.12)	to	(9.12)
	2017	184.457	to	184.457	—	—	—	0.75	to	0.75	13.16	to	13.16
	2016	163.011	to	163.011	—	—	—	0.75	to	0.75	12.96	to	12.96
Vanguard Equity Income
	2020	274.865	to	274.865	473	129,913	2.80	0.75	to	0.75	3.25	to	3.25
	2019	266.216	to	266.216	478	127,121	2.44	0.75	to	0.75	24.43	to	24.43
	2018	213.952	to	213.952	482	103,212	2.28	0.75	to	0.75	(5.96)	to	(5.96)
	2017	227.523	to	227.523	487	110,897	2.46	0.75	to	0.75	18.25	to	18.25
	2016	192.412	to	192.412	492	94,747	2.60	0.75	to	0.75	15.07	to	15.07
Vanguard Equity Index
	2020	17.034	to	329.126	1,133,048	21,375,885	1.21	—	to	0.75	18.20	to	18.20
	2019	14.411	to	278.445	409,890	7,661,205	1.69	—	to	0.75	31.30	to	31.30
	2018	10.976	to	212.066	283,954	4,444,649	1.09	—	to	0.75	(4.51)	to	(4.51)
	2017	11.494	to	222.073	46,585	1,913,017	1.49	—	to	0.75	(93.70)	to	21.66
	2016	182.541	to	182.541	6,458	1,178,899	2.20	0.75	to	0.75	11.81	to	11.81
Vanguard High Yield Bond
	2020	226.381	to	226.381	463	104,771	5.49	0.75	to	0.75	5.67	to	5.67
	2019	214.230	to	214.230	468	100,168	5.83	0.75	to	0.75	15.67	to	15.67
	2018	185.200	to	185.200	472	87,483	4.75	0.75	to	0.75	(2.73)	to	(2.73)
	2017	190.400	to	190.400	477	90,872	4.78	0.75	to	0.75	7.00	to	7.00
	2016	177.936	to	177.936	482	85,797	5.28	0.75	to	0.75	11.35	to	11.35
Vanguard International
	2020	280.025	to	280.025	1,277	357,523	1.18	0.75	to	0.75	57.58	to	57.58
	2019	177.702	to	177.702	1,285	228,342	1.42	0.75	to	0.75	31.22	to	31.22
	2018	135.427	to	135.427	1,293	175,117	0.77	0.75	to	0.75	(12.61)	to	(12.61)
	2017	154.975	to	154.975	1,311	203,159	1.05	0.75	to	0.75	42.67	to	42.67
	2016	108.622	to	108.622	1,316	142,930	1.41	0.75	to	0.75	1.88	to	1.88

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Vanguard Mid-Cap Index
	2020	$15.788	to	$325.356	410,860	$7,164,300	1.13%	—%	to	0.75%	18.08%	to	18.07%
	2019	13.371	to	275.559	157,664	2,681,554	1.39	—	to	0.75	30.87	to	30.87
	2018	10.217	to	210.556	124,016	1,702,544	0.86	—	to	0.75	(9.33)	to	(9.33)
	2017	11.268	to	232.220	38,843	913,187	0.79	—	to	0.75	(94.22)	to	19.08
	2016	195.013	to	195.013	2,127	414,866	1.36	0.75	to	0.75	11.11	to	11.11
Vanguard Real Estate Index
	2020	225.148	to	225.148	230	51,806	2.59	0.75	to	0.75	(4.85)	to	(4.85)
	2019	236.631	to	236.631	237	55,980	2.68	0.75	to	0.75	28.81	to	28.81
	2018	183.711	to	183.711	250	45,890	2.99	0.75	to	0.75	(5.35)	to	(5.35)
	2017	194.099	to	194.099	269	52,199	2.43	0.75	to	0.75	4.78	to	4.78
	2016	185.250	to	185.250	273	50,568	2.56	0.75	to	0.75	8.36	to	8.36
Vanguard Small Company Growth
	2020	392.945	to	392.945	87	34,091	0.65	0.75	to	0.75	23.18	to	23.18
	2019	318.990	to	318.990	89	28,430	0.50	0.75	to	0.75	28.11	to	28.11
	2018	249.000	to	249.000	91	22,775	0.39	0.75	to	0.75	(7.26)	to	(7.26)
	2017	268.498	to	268.498	94	25,201	0.46	0.75	to	0.75	23.46	to	23.46
	2016	217.472	to	217.472	88	19,052	0.35	0.75	to	0.75	14.94	to	14.94
Vanguard Total Bond Market Index
	2020	171.336	to	171.336	32	5,526	2.44	0.75	to	0.75	7.58	to	7.58
	2019	159.262	to	159.262	33	5,270	2.57	0.75	to	0.75	8.67	to	8.67
	2018	146.550	to	146.550	34	4,975	2.32	0.75	to	0.75	(0.13)	to	(0.13)
	2017	146.740	to	146.740	35	5,121	2.38	0.75	to	0.75	3.48	to	3.48
	2016	141.803	to	141.803	36	5,167	2.30	0.75	to	0.75	2.47	to	2.47
Vanguard Total Stock Market Index
	2020	17.118	to	334.952	1,302,359	22,372,716	1.40	—	to	0.75	20.56	to	20.55
	2019	14.199	to	277.843	1,023,511	14,600,556	1.54	—	to	0.75	30.75	to	30.75
	2018	10.860	to	212.498	755,374	8,256,214	0.70	—	to	0.75	(5.33)	to	(5.34)
	2017	11.472	to	224.481	215,725	2,532,442	0.13	—	to	0.75	(93.82)	to	20.97
	2016	185.572	to	185.572	281	52,192	1.45	0.75	to	0.75	12.56	to	12.56
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2020	27.587	to	346.045	2,937	410,921	2.26	0.70	to	0.90	(1.78)	to	(1.98)
	2019	28.088	to	353.029	3,016	409,211	2.55	0.70	to	0.90	20.56	to	20.33
	2018	23.297	to	293.396	3,153	352,002	4.35	0.70	to	0.90	(9.75)	to	(9.93)
	2017	25.814	to	325.752	3,466	493,186	2.40	0.70	to	0.90	22.58	to	22.34
	2016	21.059	to	266.274	4,465	662,173	2.54	0.70	to	0.90	5.03	to	4.81
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2020	57.692	to	466.128	2,261	746,411	0.62	0.70	to	0.90	32.81	to	32.54
	2019	43.440	to	351.680	4,251	734,799	0.14	0.70	to	0.90	31.20	to	30.93
	2018	33.111	to	268.596	4,346	585,030	0.81	0.70	to	0.90	(17.17)	to	(17.34)
	2017	39.975	to	324.928	4,660	757,006	0.66	0.70	to	0.90	42.36	to	42.08
	2016	28.080	to	228.697	4,789	562,573	1.46	0.70	to	0.90	12.47	to	12.25

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31, 2020
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return[4]
Wanger USA
	2020	$79.341	to	$79.341	6,703	$531,866	—%	0.70%	to	0.70%	23.36%	to	23.36%
	2019	64.316	to	64.316	8,389	539,530	0.26	0.70	to	0.70	30.19	to	30.19
	2018	49.402	to	49.402	8,878	438,603	0.10	0.70	to	0.70	(2.15)	to	(2.15)
	2017	50.489	to	50.489	9,585	483,946	—	0.70	to	0.70	18.75	to	18.75
	2016	42.517	to	42.517	10,541	448,232	—	0.70	to	0.70	12.90	to	12.90

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset related administration charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Separate Account SL
Notes to Financial Statements
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 23, 2021, the date which the Separate Account’s financial statements were available to be issued.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

SYMETRA LIFE INSURANCE COMPANY
FINANCIAL STATEMENTS – STATUTORY BASIS

Contents

Report of Independent Auditors	#SectionPage#
Report of Ernst & Young LLP, Independent Auditors	#SectionPage#
Financial Statements
Balance Sheets – Statutory Basis	#SectionPage#
Statements of Operations – Statutory Basis	#SectionPage#
Statements of Changes in Capital and Surplus – Statutory Basis	#SectionPage#
Statements of Cash Flow – Statutory Basis	18
Notes to Financial Statements – Statutory Basis	#SectionPage#
1

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Independent Auditors' Report

The Board of Directors and Stockholder
Symetra Life Insurance Company:
We have audited the accompanying financial statements of Symetra Life Insurance Company (the Company), which comprise the balance sheet – statutory basis as of December 31, 2020, and the related statements of operations – statutory basis, changes in capital and surplus – statutory basis, and cash flow – statutory basis for the year then ended, and the related notes to the financial statements - statutory basis.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company as of December 31, 2020, or the results of its operations or its cash flows for the year then ended.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Symetra Life Insurance Company as of December 31, 2020, and the results of its operations and its cash flow for the year then ended, in accordance with statutory accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa described in Note 2.
1

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Emphasis of Matter
As discussed in Note 2 to the financial statements, in 2020, the Company adopted Iowa Administrative Code 191-97 which allows an alternative accounting treatment for eligible derivative assets and reserves for indexed annuity products. Our opinion is not modified with respect to this matter.
Other Matter
The accompanying financial statements of the Company as of December 31, 2019 and for the years ended December 31, 2019 and 2018 were audited by other auditors whose report thereon, dated March 26, 2020, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to statutory accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa.
/s/ KPMG LLP
Seattle, Washington
March 25, 2021
2

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

Report of Ernst & Young LLP, Independent Auditors

To the Stockholder and Board of Directors of Symetra Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Symetra Life Insurance Company (the Company), which comprise the balance sheet as of December 31, 2019, and the related statements of operations, changes in capital and surplus and cash flow for each of the two years in the period ended December 31, 2019, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2019, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2019.

Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2019, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2019, on the basis of accounting described in Note 2.

/s/ Ernst & Young LLP

Seattle, Washington
March 26, 2020
3

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
SYMETRA LIFE INSURANCE COMPANY
BALANCE SHEETS – STATUTORY BASIS
(In millions, except share and per share data)

	As of December 31,
	2020	2019
ADMITTED ASSETS
Bonds	$28,488.9	$27,312.3
Preferred stocks	102.6	108.0
Common stocks	333.6	345.5
Mortgage loans	6,440.1	6,238.0
Cash and cash equivalents	1,025.6	612.4
Derivatives	243.1	464.9
Other invested assets	534.6	470.2
Total cash and invested assets	37,168.5	35,551.3
Accrued investment income	269.3	281.4
Deferred and uncollected premiums (net of loading of $(12.6) and $(13.6), respectively)	(35.1)	(40.2)
Deferred tax assets, net	110.9	112.8
Current federal income taxes recoverable	8.9	24.2
Other receivables	225.1	255.8
Separate account assets	6,515.8	6,056.6
Total admitted assets	$44,263.4	$42,241.9
LIABILITIES AND CAPITAL AND SURPLUS
Life and annuity reserves	$29,328.8	$28,275.5
Accident and health reserves	197.6	168.7
Policy and contract claims	189.4	161.6
Liability for deposit-type contracts	3,436.4	3,153.0
Unearned premiums and annuity considerations	4.7	3.4
Total policy and contract liabilities	33,156.9	31,762.2
Cash collateral held	504.0	478.1
Asset valuation reserve	386.4	351.1
Interest maintenance reserve	330.9	218.9
Funds held under coinsurance agreements	795.9	751.4
Other liabilities	434.0	627.8
Separate account liabilities	6,339.2	5,910.8
Total liabilities	41,947.3	40,100.3
Commitments and contingencies (Note 14)
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding	5.0	5.0
Gross paid-in and contributed surplus	964.0	664.0
Unassigned funds	1,347.1	1,472.6
Total capital and surplus	2,316.1	2,141.6
Total liabilities and capital and surplus	$44,263.4	$42,241.9
See accompanying notes.
4

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS – STATUTORY BASIS
(In millions)

	For the Year Ended December 31,
	2020	2019	2018
Premiums and other revenues:
Premiums and annuity considerations	$4,234.0	$4,138.5	$268.7
Net investment income	1,105.5	1,331.8	1,260.2
Amortization of interest maintenance reserve	40.2	26.5	13.7
Separate account fees and other	105.5	84.8	73.8
Commissions and expense allowances on reinsurance ceded, net	52.1	56.4	(249.0)
Reserve adjustment on reinsurance ceded	(39.8)	(21.2)	3,976.8
Other income	24.9	26.8	26.4
Total premiums and other revenues	5,522.4	5,643.6	5,370.6
Benefits:
Death benefits	284.3	229.6	234.6
Annuity benefits	353.0	349.1	342.6
Surrender and maturity benefits	2,532.5	2,210.8	2,252.5
Accident and health and other benefits	558.5	534.5	676.1
Increase in policy reserves	1,253.3	1,575.5	1,287.7
Total benefits	4,981.6	4,899.5	4,793.5
Insurance expenses and other deductions:
Commissions	358.6	345.6	320.4
General insurance expenses	477.5	464.2	418.9
Net transfers to (from) separate accounts	96.4	69.8	(34.3)
Total insurance expenses and other deductions	932.5	879.6	705.0
Gain (loss) from operations before federal income taxes and net realized capital gains (losses)	(391.7)	(135.5)	(127.9)
Federal income tax expense (benefit)	(125.8)	(69.5)	(12.4)
Gain (loss) from operations before net realized capital gains (losses)	(265.9)	(66.0)	(115.5)
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve)	206.1	236.6	(3.2)
Net income (loss)	$(59.8)	$170.6	$(118.7)
See accompanying notes.
5

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
(In millions)

	Common Stock	Gross Paid-In and Contributed Surplus	Unassigned Funds	Total Capital and Surplus
Balances as of January 1, 2018	$5.0	$664.0	$1,549.9	$2,218.9
Net income (loss)	—	—	(118.7)	(118.7)
Change in net unrealized capital gains (losses), including foreign exchange	—	—	(145.0)	(145.0)
Change in net deferred income taxes	—	—	53.7	53.7
Change in nonadmitted assets	—	—	1.6	1.6
Change in liability for unauthorized reinsurance	—	—	0.1	0.1
Change in reserve on account of change in valuation basis	—	—	0.6	0.6
Change in asset valuation reserve	—	—	104.4	104.4
Change in surplus as a result of reinsurance	—	—	61.0	61.0
Dividends to Parent	—	—	(50.0)	(50.0)
Balances as of December 31, 2018	5.0	664.0	1,457.6	2,126.6
Net income	—	—	170.6	170.6
Change in net unrealized capital gains (losses), including foreign exchange	—	—	4.9	4.9
Change in net deferred income taxes	—	—	1.3	1.3
Change in nonadmitted assets	—	—	(34.5)	(34.5)
Change in liability for unauthorized reinsurance	—	—	4.4	4.4
Change in reserve on account of change in valuation basis	—	—	(20.1)	(20.1)
Change in asset valuation reserve	—	—	(117.4)	(117.4)
Cumulative effect on change in accounting principle	—	—	5.8	5.8
Balances as of December 31, 2019	5.0	664.0	1,472.6	2,141.6
Net income (loss)	—	—	(59.8)	(59.8)
Change in net unrealized capital gains (losses), including foreign exchange	—	—	28.8	28.8
Change in net deferred income taxes	—	—	7.2	7.2
Change in nonadmitted assets	—	—	(20.0)	(20.0)
Change in reserve on account of change in valuation basis	—	—	(16.4)	(16.4)
Change in asset valuation reserve	—	—	(35.2)	(35.2)
Change in surplus in separate accounts	—	—	0.5	0.5
Cumulative effect on change in accounting principle	—	—	(30.6)	(30.6)
Capital contribution from Parent	—	300.0	—	300.0
Balances as of December 31, 2020	$5.0	$964.0	$1,347.1	$2,316.1
See accompanying notes.
6

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOW – STATUTORY BASIS
(In millions)

	For the Year Ended December 31,
	2020	2019	2018
Cash flows from operating activities
Premiums and annuity considerations collected	$4,214.4	$4,425.2	$4,621.2
Net investment income received	1,443.3	1,411.7	1,338.8
Commissions and expense allowance on reinsurance ceded	49.7	38.3	(249.0)
Other income	80.8	118.9	85.9
Net transfers (to) from separate accounts	(83.0)	(70.2)	31.9
Benefits and loss-related payments	(3,908.9)	(3,476.0)	(3,482.0)
Commissions, other expenses, and taxes paid	(799.6)	(763.3)	(712.3)
Federal income taxes received (paid)	28.4	(1.8)	23.4
Net cash provided by operating activities	1,025.1	1,682.8	1,657.9
Cash flows from investing activities
Proceeds from investments sold, matured, or repaid:
Bonds	4,411.7	5,189.3	4,768.3
Mortgage loans	473.2	513.1	538.0
Other invested assets	480.5	331.5	1,208.5
Cost of investments acquired:
Bonds	(5,478.8)	(7,748.2)	(6,724.2)
Mortgage loans	(675.3)	(1,064.5)	(741.9)
Other invested assets	(665.9)	(150.8)	(577.2)
Other, net	(12.7)	0.7	4.4
Net cash used in investing activities	(1,467.3)	(2,928.9)	(1,524.1)
Cash flows from financing activities
Capital contribution from Parent	300.0	—	—
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	280.0	1,309.9	(40.0)
Net receipts from (transfers to) Parent, subsidiaries, and affiliates	25.9	(25.0)	2.1
Dividends to Parent	—	—	(50.0)
Other, net	249.5	350.5	(135.1)
Net cash provided by (used in) financing activities	855.4	1,635.4	(223.0)
Net increase (decrease) in cash	413.2	389.3	(89.2)
Cash, beginning of year	612.4	223.1	312.3
Cash, end of year	$1,025.6	$612.4	$223.1

	For the Year Ended December 31,
	2020	2019	2018
Supplemental disclosures of cash flow information
Non-cash transactions during the year:
Amortization of option costs under Iowa Administrative Code 191-97	$231.8	$—	$—
Mortgage loans – refinances	74.8	31.1	44.9
Bonds and stock exchanges	2.4	232.0	1,307.3
Initial premium ceded on reinsurance transactions	—	208.6	4,348.0
Initial funds withheld balance	—	208.6	289.9
Initial commission related to funds withheld reinsurance agreement	—	—	47.8
See accompanying notes.
7

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

1. Description of Business
Symetra Life Insurance Company (the Company) is a stock life insurance company domiciled in the state of Iowa, and a wholly-owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. The Company has three wholly-owned subsidiaries: Symetra National Life Insurance Company, First Symetra National Life Insurance Company of New York, and Symetra Reinsurance Corporation. The Company's parent is a wholly-owned subsidiary of Sumitomo Life Insurance Company, a mutual company (sougo kaisha) organized under the laws of Japan.
The Company offers products and services that serve the retirement, employment-based benefits, and life insurance markets. These products and services are marketed through financial institutions, broker-dealers, financial professionals, independent agents, and benefits consultants in 49 states and the District of Columbia. The Company’s principal products include fixed deferred annuities and fixed indexed annuities (FIA), registered index-linked annuities (RILA), single premium immediate annuities (SPIA), medical stop-loss insurance, group life and disability income (DI) insurance, absence management, group voluntary benefits (accident, critical illness, hospital indemnity) and group fixed-payment medical insurance, term life insurance, universal life insurance, including indexed universal life insurance (IUL), and institutional life insurance, including bank-owned life insurance (BOLI) and variable corporate owned life insurance (COLI).
Modco Reinsurance Transaction
In September 2018, the Company, entered into a 100% modified coinsurance agreement with Resolution Re Ltd. (the Modco Reinsurance Transaction) for the Company's in-force block of income annuities, which included all of the Company's structured settlement annuities, and a smaller amount of retail SPIA. The transaction reduced the Company's exposure to long-term interest rate risk associated with the long-tailed nature of the reinsured business.
The Company discontinued selling structured settlements in 2012. Retail SPIA policies issued after September 30, 2017 were not included in this agreement and the Company continues to sell these products as part of its retirement product offerings.
Under terms of the agreement, the Company continues to service the reinsured business and hold the associated invested assets and policyholder liabilities on its balance sheets. Resolution Re Ltd. is responsible for asset management, other than mortgage loans, subject to investment management guidelines. Refer to Note 7 for further discussion.
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa (the Department). Companies domiciled in the state of Iowa prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

Under Iowa Bulletin 07-06, the Department allows insurance companies with approval from the commissioner to use other than market value for assets held in a separate account where general account guarantees are present. The Company, with explicit permission from the Department, is permitted to account for the separate account assets related to its BOLI and RILA business at other than market value. The assets of the BOLI and RILA separate accounts primarily include bonds and commercial mortgage loans that are accounted for in accordance with the guidance otherwise applicable to these assets. Therefore, there is no impact to net income or surplus.
Under Iowa Bulletin 06-01, the Department allows insurance companies to record the change in the fair value of derivative instruments used to economically hedge indexed products in income, consistent with how the change in indexed product reserves is recorded. The Company uses this election for its IUL and RILA products, and for its FIA products prior to 2020. This election has no net impact on surplus.
Under Iowa Administrative Code (IAC) 191-97, the Department allows companies to account for eligible derivative assets using the amortized cost method if the company can demonstrate they meet the criteria for an economic hedge. Furthermore, IAC 191-97 also prescribes the use of a reserve calculation methodology for indexed annuity products that only reflects credited interest on reserves at the conclusion of the index term based on actual index performance. The Company elected to adopt IAC 191-97 effective January 1, 2020, and uses this election for its FIA products. Upon adoption, this election resulted in a net $30.6 reduction in surplus.

Effective January 1, 2020, the Company received explicit permission from the Department to record the change in fair value of equity and equity-type investments held in a segregated portfolio through the statements of operations instead of surplus. The segregated portfolio includes investments supporting a block of structured settlement annuities in connection with the Modco
8

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Reinsurance Transaction. The change in the fair value of these assets is passed to the reinsurer quarterly in accordance with the reinsurance agreement. Prior to January 1, 2020, this created a mismatch between income and surplus which, in turn, resulted in volatility in income. This permitted practice was adopted prospectively and the adoption had no impact on surplus.

The state of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC statutory accounting principles (SAP) related to the admission of a variable funding note as capital and surplus. Symetra Reinsurance Corporation, a wholly-owned subsidiary of the Company, is entitled to admit as an asset, the value of a variable funding note in conjunction with a reinsurance agreement with the Company. There was no impact to net income. If the Company had not used this prescribed practice, the result would not have triggered a regulatory event at the Company. SRC's statutory surplus under the prescribed practice from the state of Iowa was $29.6 and $13.3 as of December 31, 2020 and 2019. SRC's statutory deficit would have been $27.2 and $43.6 as of December 31, 2020 and 2019 under the SAP.

The impact of the practices described above are summarized as follows:

	For the Year Ended December 31,
	2020	2019	2018
Net income (loss) – Iowa basis	$(59.8)	$170.6	$(118.7)
State prescribed practices:
Iowa Bulletin 06-01	(8.7)	(276.5)	246.0
IAC 191-97 – options	8.0	—	—
IAC 191-97 – reserves	6.5	—	—
State permitted practices:
Equity-type investments	(29.1)	—	—
Net income (loss) – NAIC basis	$(83.2)	$(105.9)	$127.3

	As of December 31,
	2020	2019
Statutory surplus – Iowa basis	$2,316.1	$2,141.6
State prescribed practices:
Variable funding note	(56.8)	(57.0)
IAC 191-97 – options	223.4	—
IAC 191-97 – reserves	(181.0)	—
Statutory surplus – NAIC basis	$2,301.7	$2,084.6
The preparation of financial statements in conformity with SAP requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates include those used to determine the following: policy and contract liabilities; the identification and measurement of other-than-temporary impairments (OTTI) of investments; and the admissibility of deferred tax assets (DTAs). The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates. Such estimates and assumptions could change in the future as more information becomes available, which could impact the amounts reported and disclosed herein.
Certain reclassifications have been made to prior year financial information to conform to the current period presentation.
The Company continues to actively monitor the current impacts of and response to the Coronavirus Disease 2019 (COVID-19) pandemic and its related risks, and to plan accordingly. Measures taken by the United States to combat the virus led to economic uncertainty and market volatility that may adversely impact the Company's results of operations or financial condition. There is considerable uncertainty regarding to the continued development of the COVID-19 pandemic, including the severity, duration, and frequency of additional waves of the pandemic, the timetable for complete vaccination, and the effectiveness of the vaccines, including their effectiveness with respect to variants of the virus that have emerged or could emerge in the future. Therefore, the Company is unable to reasonably estimate the full extent of the impact at this time. The Company has implemented risk management and business continuity plans, and continue to take preventive measures and other precautions related to the COVID-19 pandemic.
Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP). Below is a description of the Company’s significant accounting policies, including the significant variances from GAAP. In 2016, the Company's Parent became a wholly-owned subsidiary of Sumitomo Life Insurance Company, an event which is referred to as the Merger. The Merger was accounted for under the acquisition method of accounting (purchase accounting, or PGAAP). In addition to the differences described, the Company's GAAP-basis
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SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
financial results are also affected by the application of PGAAP, which results in further differences between GAAP and Statutory-basis accounting.
Accounting Pronouncements Newly Adopted
In 2016, the NAIC adopted substantive revisions to SSAP No. 51, Life Contracts to reflect the introduction of Principles Based Reserving (PBR) as an allowable method for reserving. Under PBR, companies hold the higher of a) the reserve using prescribed factors and b) the reserve computed using justified company experience factors, such as mortality, policyholder behavior and expenses, and considering a wide range of future economic conditions. PBR was phased in over a three-year period that began in 2017, with mandatory adoption for policies issued on or after January 1, 2020.
The Company adopted the Valuation Manual Requirements for Principle Based Reserves on January 1, 2020 for the affected universal and term life business issued on January 1, 2020 and thereafter (VM-20). The adoption did not have any impact on the Company's financial statements. In 2020, the Company also adopted Valuation Manual Requirements for Principle Based Reserves for Variable Annuities (VM-21), which resulted in changes to Actuarial Guideline 43. This impacted the Company's variable and registered index-linked annuities written from 1981 to 2019. As a result of this adoption, the Company recorded a change in reserve valuation basis of $0.9 increase to surplus.

Recognition of Premiums and Annuity Considerations
Premiums for universal life policies (UL) and annuity considerations with mortality and morbidity risk are recognized as revenue when received. Premiums for traditional life policies are recognized annually on the policy anniversary, consistent with the statutory reserving process. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest annuity contracts, are recorded as liabilities when received.

Premiums for medical stop-loss policies, group life and DI policies, absence management, group voluntary benefits (accident, critical illness, hospital indemnity) and group fixed-payment medical insurance policies are recognized when due. Certain of these policies have retrospective rating features that require premium to be paid or refunded based on claims experience. The Company records its estimate for retrospective premiums in accordance with the terms of each contract as an adjustment to earned premium. The following table presents the amount of net premiums subject to retrospective rating features, and its percentage of total net premiums written on the Company's group health business:

	For the Year Ended December 31,
	2020		2019		2018
	Amount	%	Amount	%	Amount	%
Net premiums subject to retrospective rating features	$197.1	30.5%	$286.0	48.3%	$274.7	33.4%

Approximately 61% of 2020 premiums were from fixed deferred annuities and FIA, 11% were from were from UL insurance, 11% were from medical stop-loss insurance. No other products represented more than 10% of premiums. Two financial institutions accounted for approximately 40% of the Company’s total fixed deferred annuities and FIA sales for the year ended December 31, 2020. Fixed deferred annuities and FIA sales represent premiums on new policies, net of first year policy lapses and/or surrenders.
Under GAAP, amounts received for UL policies and annuity contracts are reflected as liabilities rather than revenue when received, while traditional life premiums are recognized as revenue and considered earned when due.

Policy Acquisition Costs
The costs of acquiring and renewing policies are expensed when incurred.
Under GAAP, the Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts. These primarily include commissions, distribution costs directly related to sales, third-party underwriting costs, and the portion of salaries and benefits directly related to processing successful new and renewal contracts. The Company amortizes acquisition costs over the lives of the contracts or policies. Additionally, in conjunction with the Merger, the Company recorded an asset that represented the right to receive future gross profits from cash flows and earnings of the Company's existing business, or value of business acquired (VOBA). The Company amortizes VOBA in the same manner as policy acquisition costs.
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SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Investments

Bonds, Preferred Stocks, and Common Stocks
The Company carries bonds at amortized cost, using the scientific interest method of amortization. Loan-backed securities, including mortgage-backed securities, are stated at amortized cost, and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Prepayment assumptions are based on current interest rates and the economic environment. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and estimated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security (i.e. the retrospective method). For commercial mortgage-backed interest-only securities, the effective yield is adjusted prospectively for any changes in estimated cash flows. The Company includes any resulting adjustment in net investment income in the current period.
All bonds in or near default are carried at the lower of amortized cost or fair value.
Preferred stocks are carried at cost, amortized cost or fair value based on their NAIC designation. Preferred stocks designated as medium quality or better (designations 1–3) are carried at amortized cost. All other preferred stocks (designations 4–6) are carried at the lower of cost, amortized cost or fair value.
For those bonds and preferred stocks reported at fair value, the related change in net unrealized capital gains (losses) are recorded in unassigned funds, net of related deferred income taxes.
Unaffiliated common stocks are reported at fair value and the related net unrealized capital gains (losses) are recorded in unassigned funds, net of related deferred income taxes. Federal Home Loan Bank of Des Moines common stock are reported at cost, which is presumed to be fair value.
Under GAAP, the Company classifies its investments in fixed maturities (bonds, surplus notes, and redeemable preferred stocks) as available-for-sale or trading securities and carries them at fair value. For available-for-sale securities, unrealized gains (losses) are recorded directly to accumulated other comprehensive income (AOCI), net of related deferred acquisition costs (DAC), VOBA, deferred sales inducements (DSI) adjustments, and deferred income taxes. Changes in the fair value of trading securities are reported as realized gains (losses). The Company carries marketable equity securities (common stock) at fair value with changes in fair value reported as realized gains (losses).
The Company’s investments in its insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, which was $180.2 and $167.6 as of December 31, 2020 and 2019, respectively. Changes in the carrying value of subsidiaries are recorded directly to unassigned funds. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectibility of interest income for bonds is considered doubtful, any accrued, but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid.
Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is determined to be other-than-temporary. The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria, and for loan-backed and structured securities, may include identification of the portion related to credit losses. See Note 3 for additional discussion about the Company’s process for identifying and recording OTTI.
Under GAAP, a fixed maturity with fair value below its amortized costs but is not intended to be sold is evaluated to determine whether the decline in fair value has resulted from an expected credit loss or other factors (such as market interest rates). The amount of the expected credit loss equals the difference between amortized cost and recovery value of the security, and is limited by the amount that the fair value is less than the amortized cost basis. The expected credit loss is recorded as an allowance, with the initial recognition and subsequent changes recognized in earnings as a realized loss. Amounts determined uncollectible are written off as a reduction to the amortized cost and removed from the allowance. Any remaining non-credit related unrealized loss is recorded in AOCI.
11

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Mortgage Loans
The Company carries mortgage loans on real estate at outstanding principal balances less any recognized impairment. Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss.
The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. Accrued interest income that is over 180 days past due and collectible is reported as a nonadmitted asset. Interest income on non-performing loans, defined generally as those in default, close to being in default, or more than 90 days past due, is recognized upon receipt. Loan origination fees are recorded in income upon receipt and origination costs are expensed when incurred.
Under GAAP, a majority of mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for expected credit losses. Loan origination fees and costs are deferred and amortized over the life of the loan. Mortgage loans supporting a block of structured settlement annuities in connection with the Modco Reinsurance Transaction are measured at fair value, with changes in fair value recorded in earnings as realized gains (losses).

In response to the COVID-19 pandemic, two relief bills were signed into law during 2020. On March 27, 2020, Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). The CARES Act provided a temporary suspension of troubled debt restructuring (TDR) accounting for certain COVID-19 related loan modifications through December 31, 2020. Under this provision, companies are not required to classify such loans as past due or nonaccrual during the payment deferral period. Additionally, the Consolidated Appropriations Act (CAA), enacted on December 27, 2020, provided an extension to the temporary suspension of TDR accounting under the CARES Act for an additional year. The NAIC's Statutory Accounting Principles Working Group adopted two interpretations extending the NAIC's accounting methodologies to allow companies to apply the provisions of the CARES Act and CAA for loans modified in relation to the COVID-19 pandemic. During the year ended December 31, 2020, no loans were accounted for under TDR accounting by the Company.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost, which approximates fair value and are consistent with GAAP. Cash equivalents consist of one money market fund. As of December 31, 2020, $553.5, or 98.9%, of total cash, and $465.8, or 100.0% of cash equivalents were held at one highly rated financial institution.
Derivatives
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk, and foreign currency exchange risk. Derivative financial instruments currently held consist primarily of equity market contracts, interest rate swaps, and foreign currency swaps.
The accounting for changes in the fair value of derivative instruments depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Interest rate and foreign currency swaps qualify for hedge accounting and are recognized at amortized cost in the balance sheets. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income. Net realized capital gains (losses) are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item, and when subject to the interest maintenance reserve (IMR), are transferred to the IMR, net of taxes.
Pursuant to the accounting elections discussed above, effective January 1, 2020, index options for FIA products are accounted for using the amortized cost method, where the cost is amortized through investment income on the statements of operations. Index options for IUL and RILA products are recorded at fair value, with changes in fair value recorded in realized gains (losses) on the statements of operations. Other derivatives that do not qualify, or are not designated for hedge accounting are recognized at fair value with changes in fair value recorded as net unrealized capital gains (losses) in unassigned funds on the balance sheets.
The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 25 years, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments.
Under GAAP, derivative instruments are recorded at fair value, and the accounting for changes in the fair value of derivative instruments are reported through earnings unless they qualify and are designated for hedge accounting. When a derivative is
12

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of AOCI and reclassified into net income in the same period during which the hedged transaction affects net income.

Other Invested Assets
Other invested assets consist primarily of investments in alternative investments and tax credit investments. Tax credit investments are limited partnerships that are established to fund low-income housing projects and other qualifying purposes, where the primary return on investment is in the form of income tax credits.
Alternative investments consist of hedge funds held in a segregated portfolio supporting a block of structured settlement annuities in connection with the Modco Reinsurance Transaction. Pursuant to the accounting election discussed above, the changes in fair value of those alternative investments are recorded in net realized gains (losses) on the statements of operations. Prior to the election, changes in the fair value were recorded in net unrealized capital gains (losses) in surplus.
Tax credit investments are initially recorded at the present value of future contributions, which are considered unconditional and legally binding, and primarily consist of low-income housing tax credits (LIHTC) investments, and a smaller amount of historic and solar investments. Amortization of LIHTC is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company. Amortization of historic and solar tax credit investments is recorded over time as partnership gains and losses (pass through activity) are allocated to the Company. Write downs are recorded for historic and solar investments when the carrying value of the investment exceeds the present value of remaining benefits. LIHTC investments are written down in a similar manner, but only after it has been determined that future tax benefits will not be received as expected. Write downs are recorded in net realized capital gains (losses).
Under GAAP, tax credit investments are accounted for under the equity method. Typically, the investment is written down over time as partnership losses are allocated to the Company or when the carrying value of the investment exceeds the total amount of remaining benefits. Activity related to these investments is recorded in net realized gains (losses).

Net Realized Capital Gains (Losses)
Net realized capital gains (losses) are determined on a specific-identification basis.

Nonadmitted Assets
Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset are excluded from the balance sheets and are charged directly to unassigned funds. Nonadmitted assets are composed principally of certain uncollected premiums and agents’ balances, DTAs, accounts and notes receivable, and other assets. Under GAAP, such assets are included in the balance sheets to the extent the assets are recoverable.

Reinsurance
The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts. For modified coinsurance agreements, the Company retains the assets and reserves of the underlying business on the balance sheets. Activity related to modified coinsurance agreements is recorded net on the reserve adjustment on reinsurance ceded on the statements of operations. For coinsurance with funds withheld agreements, a funds withheld liability is established initially for the amount of reserves that were ceded. The reserves are remeasured each period and changes are recorded as an adjustment to the funds withheld liability on the balance sheets.
Initial gains on reinsurance of existing in-force blocks of business are recorded as an increase to surplus, net of federal income tax. This increase to surplus is amortized into income, net of tax, as profits are recognized on the underlying business.
Under GAAP, future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets. Certain reinsurance contracts meeting risk transfer requirements under SAP have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP. For modified coinsurance agreements that do not qualify for reinsurance accounting under GAAP, the Company establishes a deposit asset, representing ceded reserves, and funds withheld liability, representing the assets supporting ceded reserves. The Company also recognizes an embedded derivative related to the funds withheld assets.
Refer to Note 7 for further discussion.
13

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Benefit Reserves
Aggregate reserves for payment of future life, health, and annuity benefits are based on published tables in accordance with applicable actuarial standards. The reserves are at least as great as the minimum aggregate amounts required by the Department. Liabilities related to other policyholders' funds left on deposit are equal to the account balances. Surrender values on policies do not exceed the corresponding benefit reserves.
Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in-force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. The Company does not use anticipated investment income as a factor in its premium deficiency calculation.
Tabular interest, tabular reserves less actual reserves released, and tabular cost are determined by formula. Tabular interest on funds not involving life contingencies for each valuation rate of interest are calculated as the change in reserves minus premiums plus benefits.
The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any premium beyond the date of death.
Reserves for deposit-type contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are equal to deposits received and interest credited to the benefit of the contract holders, less surrenders or withdrawals that represent a return to the contract holders.
Under GAAP, policy reserves are calculated based on estimated expected experience or actual account balances. For traditional individual life policies, policy reserves are estimated as the present value of expected future policy benefits less future net premiums. For group long-term disability policies, policy reserves are estimated as the present value of future benefit payments, net of terminations and reinsurance recoverables. Liabilities for fixed deferred annuity contracts, and the fixed account portion of FIA and UL policies are equal to the account value without regard to any surrender fees. The liability for the indexed account portions of contracts with indexed or index-linked features (indexed products) represent the present value of future estimated guaranteed benefits, as well as embedded derivatives related to expected index credits on these contracts and policies. The embedded derivatives are recorded at fair value. Indexed products include FIA, RILA, and Indexed UL.

Policy and Contract Claims
Claims reserves on life, and accident and health policies represent the estimated ultimate cost of all reported and unreported claims, net of reinsurance, as of the balance sheet date. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. The Company also provides for claims incurred but not reported (IBNR). For medical stop-loss policies, this is based on expected loss ratios, claims paying completion patterns, historical experience, and includes a provision for adverse deviation. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected on the statements of operations.
Under GAAP, the liability for pending claims for UL policies, including BOLI and variable COLI products, equals the net amount at risk, which is the face amount of the policy, less the account value. The IBNR claim liability does not include a provision for adverse deviation.
Asset Valuation Reserve
The asset valuation reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate potential credit-related losses on invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

Interest Maintenance Reserve
The IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal or interest related impairment of bonds. These deferrals are based on a formula prescribed by the NAIC and are amortized into income over the approximate remaining life of the investment sold or impaired, using the grouped method. Under GAAP, realized investment gains (losses) from sales and impairments are reported in earnings in the period in which the assets are sold and no such reserve is recorded.
14

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Federal Income Taxes
The Company's federal income tax return is consolidated into a group filing with its wholly-owned insurance companies. The method of allocation of current income taxes between the affiliates is subject to a written agreement approved by each respective company’s board of directors. Income tax expense is allocated to those entities within the group as if each individual entity filed a separate return. Current tax credits are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.
Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted subject to admissibility tests. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.
Under GAAP, DTAs are recognized only to the extent that it is more likely than not they will be realized. A valuation allowance is established when DTAs cannot be recognized. Changes in deferred taxes are reported in earnings or as a component of AOCI.

Separate Accounts
Separate account assets represent segregated funds administered and invested for the exclusive benefit of policyholders. For variable separate account products, the assets of these separate accounts consist of designated underlying funds and are reported at fair value. Investment risks associated with fair value changes are borne by the policyholders. Separate account liabilities represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The separate account assets are not subject to liabilities arising out of any other business the Company may conduct.
The Company also administers separate accounts for BOLI policies. The assets of these accounts include bonds and mortgage loans. Pursuant to the accounting elections discussed above, bonds are held at amortized cost and mortgage loans are held at their outstanding principal loan balance less any recognized impairment. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders.
In 2019, the Company began administering separate accounts relating to index-linked funds for RILA contracts. The assets of these accounts include bonds, mortgage loans, and derivatives. Pursuant to the accounting elections discussed above, bonds are held amortized cost, mortgage loans are held at outstanding principal loan balance less any recognized impairment, and derivatives are carried at fair value. Changes in fair value of index options are reported as net realized capital gains (losses) and as a change in surplus for all other derivative types. Except for contracts issued in Texas, Alaska, and Washington, these assets are not legally segregated and are subject to claims that arise out of the Company's other business activities. The liabilities of these separate accounts represent reserves established to equal the policyholder cash surrender value on index-linked funds.
The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company on the statements of operations under the appropriate captions. Transactions such as premium deposits, surrenders, and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.
Under GAAP, separate account assets are reported at fair value. Separate account liabilities are set equal to separate account assets. Investment activity accrues directly to the policyholders and are not included in the Company’s revenue. Assets and liabilities associated with BOLI policies and RILA contracts do not qualify for separate account treatment under GAAP, as the Company retains the investment risk.

Subsequent Events
The Company has evaluated the effects of events subsequent to December 31, 2020, and the accounting and disclosure requirements related to subsequent events are included in the financial statements. Management has assessed material subsequent events through March 25, 2021, the date the financial statements were available to be issued.
15

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Reconciliation of Statutory-Basis Amounts to GAAP-Basis Amounts

The following tables present a reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP:

	Net Income (Loss)
	For the Year Ended December 31,
	2020	2019	2018
Statutory-basis net income (loss), as reported	$(59.8)	$170.6	$(118.7)
Add (deduct) adjustments:
Investments	(549.3)	(1,123.4)	(521.0)
Reserves	504.8	565.5	438.5
Policy acquisition costs and VOBA	199.7	161.6	158.3
Goodwill	(56.3)	—	—
Other intangible assets	(83.7)	(83.7)	(83.4)
Federal income taxes	(6.1)	105.0	64.6
Other	(33.5)	(43.9)	15.5
Total adjustments	(24.4)	(418.9)	72.5
GAAP-basis net income (loss)	$(84.2)	$(248.3)	$(46.2)

	Total Capital and Surplus
	As of December 31,
	2020	2019
Statutory-basis total capital and surplus, as reported	$2,316.1	$2,141.6
Add (deduct) adjustments:
Investments	3,895.0	2,495.7
Reserves	2,702.6	2,984.0
Policy acquisition costs and VOBA	822.2	821.8
Goodwill	506.7	563.0
Other intangible assets	1,001.2	1,084.9
Federal income taxes	(448.0)	(310.3)
Non-admitted assets	133.2	118.9
Funds held under coinsurance agreements	(5,162.4)	(5,193.1)
Other	46.5	25.8
Total adjustments	3,497.0	2,590.7
GAAP-basis shareholder's equity	$5,813.1	$4,732.3
Correction of Errors
There were no corrections of errors for the years ended December 31, 2020, 2019, or 2018.
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SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
3. Investments
The book/adjusted carrying value and fair value of investments in bonds, preferred stocks, and common stocks are as follows:

	As of December 31, 2020
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
U.S. government and agencies	$712.4	$27.5	$(0.4)	$739.5
Foreign governments and agencies	93.6	8.2	—	101.8
States, territories, and possessions	7.5	0.6	—	8.1
Political subdivisions	25.7	4.0	—	29.7
Special revenue and assessments	693.7	56.7	(1.2)	749.2
Industrial and miscellaneous	19,963.7	2,471.4	(10.4)	22,424.7
Hybrid securities	239.6	37.3	(8.6)	268.3
Collateralized loan obligations	3,484.2	8.2	(11.5)	3,480.9
Mortgage and asset-backed securities	3,268.5	128.5	(26.1)	3,370.9
Total bonds	28,488.9	2,742.4	(58.2)	31,173.1
Preferred stocks	102.6	1.9	(2.4)	102.1
Unaffiliated common stocks	151.4	5.3	(3.3)	153.4
Total	$28,742.9	$2,749.6	$(63.9)	$31,428.6

	As of December 31, 2019
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
U.S. government and agencies	$364.8	$3.6	$(1.1)	$367.3
Foreign governments and agencies	78.5	7.1	(0.1)	85.5
States, territories, and possessions	7.5	0.3	—	7.8
Political subdivisions	30.8	2.3	—	33.1
Special revenue and assessments	665.7	33.8	(1.1)	698.4
Industrial and miscellaneous	20,316.2	1,540.0	(8.2)	21,848.0
Hybrid securities	261.9	41.3	(5.8)	297.4
Collateralized loan obligations	2,741.1	1.6	(11.4)	2,731.3
Mortgage and asset-backed securities	2,845.8	102.6	(4.7)	2,943.7
Total bonds	27,312.3	1,732.6	(32.4)	29,012.5
Preferred stocks	108.0	2.5	(5.9)	104.6
Unaffiliated common stocks	190.5	4.6	(17.2)	177.9
Total	$27,610.8	$1,739.7	$(55.5)	$29,295.0

17

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The Company maintains a diversified investment portfolio. The following table presents the composition of the Company's bonds, preferred stocks, and common stocks by sector:

	As of December 31,
	2020		2019
	Fair Value	% of Total	Fair Value	% of Total
Financials	$9,446.0	30.1%	$8,363.7	28.5%
Industrials	3,600.0	11.5	3,193.0	10.9
Energy	3,003.5	9.6	3,148.3	10.7
Utilities	2,773.7	8.8	2,424.2	8.3
Consumer staples	2,579.5	8.2	2,571.1	8.8
Health care	2,257.4	7.2	2,417.0	8.3
Consumer discretionary	2,251.1	7.2	2,169.9	7.4
Communications	1,841.3	5.9	1,880.1	6.4
Other	3,676.1	11.5	3,127.7	10.7
Total	$31,428.6	100.0%	29,295.0	100.0%
The following table summarizes the contractual years to maturity of bonds as of December 31, 2020. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Book/ Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$1,031.0	$1,046.1
Over one through five	8,535.6	9,195.6
Over five through ten	7,779.5	8,681.1
Over ten	4,390.1	5,398.5
Total with contractual maturity dates	21,736.2	24,321.3
Collateralized loan obligations	3,484.2	3,480.9
Mortgage and asset-backed securities	3,268.5	3,370.9
Total bonds	$28,488.9	$31,173.1
The following table summarizes the Company’s net investment income:

	For the Year Ended December 31,
	2020	2019	2018
Income:
Bonds	$1,065.9	$1,068.8	$1,017.7
Preferred and common stocks	17.1	14.8	17.4
Mortgage loans	308.2	300.9	284.0
Derivatives (1)	(212.0)	5.2	10.8
Limited partnerships	(25.2)	(26.6)	(34.6)
Other	10.4	20.0	12.9
Total investment income	1,164.4	1,383.1	1,308.2
Investment expenses	(58.9)	(51.3)	(48.0)
Net investment income	$1,105.5	$1,331.8	$1,260.2
____________________
(1)For the year ended 2020, the balance included $231.8 of amortization of option costs under IAC 191-97. Refer to Note 2 for further discussion.

For the years ended December 31, 2020, 2019, and 2018, respectively, the Company sold, redeemed, or otherwise disposed of 110, 73, and 68 securities as a result of a callable feature, resulting in $44.4, $17.3, and $11.4 of investment income generated from a prepayment penalty and/or acceleration fee.
18

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

The following table summarizes the realized capital gains (losses) from investment sales, dispositions, and write downs:

	For the Year Ended December 31,
	2020	2019	2018
Bonds	$130.7	$117.8	$100.8
Common stocks (1)	(57.0)	(5.2)	190.5
Write downs – limited partnerships	(4.1)	(3.2)	(3.2)
Derivatives and other invested assets	386.0	328.1	(184.2)
Realized capital gains (losses) before federal income taxes and transfer from IMR	455.6	437.5	103.9
Federal income tax benefit (expense)	(97.3)	(90.4)	(20.0)
Amount transferred to the IMR	(152.2)	(110.5)	(87.1)
Net realized capital gains (losses)	$206.1	$236.6	$(3.2)
____________________
(1)Includes $43.9, $0.0, and $0.0 of losses related to OTTI for the years ended December 31, 2020, 2019, and 2018, respectively.

The following table presents the proceeds from sales of bonds (excluding call and maturity proceeds), and the gross gains and losses realized on those sales:

	For the Year Ended December 31,
	2020	2019	2018
Proceeds from sales of bonds	$2,010.2	$3,365.3	$3,892.8
Gross gains	195.5	154.7	151.4
Gross losses	(37.2)	(15.9)	(33.0)
Unrealized Losses and OTTI

The following tables summarize gross unrealized losses and fair values of the Company’s bonds, preferred stocks, and common stocks, presented by length of time that individual securities have been in a continuous loss position:

	As of December 31, 2020
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds:
U.S. government and agencies	$46.8	$(0.4)	11	$—	$—	—
Foreign governments and agencies	5.0	—	1	—	—	—
Special revenue and assessments	23.6	(1.2)	3	—	—	—
Industrial and miscellaneous	343.5	(10.2)	82	3.5	(0.2)	6
Hybrid securities	15.0	—	1	14.3	(8.6)	2
Collateralized loan obligation	1,085.2	(5.4)	57	587.9	(6.1)	31
Mortgage and asset-backed securities	722.9	(25.3)	130	26.3	(0.8)	7
Total bonds	2,242.0	(42.5)	285	632.0	(15.7)	46
Preferred stocks	—	—	—	41.9	(2.4)	2
Unaffiliated common stocks	11.6	(3.0)	12	0.9	(0.3)	6
Total	$2,253.6	$(45.5)	297	$674.8	$(18.4)	54
19

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2019
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds:
U.S. government and agencies	$256.1	$(1.1)	9	$—	$—	—
Foreign governments and agencies	—	—	—	8.5	(0.1)	1
Special revenue and assessments	49.2	(1.1)	3	—	—	—
Industrial and miscellaneous	966.6	(5.5)	89	64.7	(2.7)	31
Hybrid securities	—	—	—	17.1	(5.8)	2
Mortgage and asset-backed securities	1,231.4	(2.6)	57	524.8	(8.8)	30
Other	499.5	(3.0)	72	27.0	(1.7)	6
Total bonds	3,002.8	(13.3)	230	642.1	(19.1)	70
Preferred stocks	21.4	(0.1)	2	33.4	(5.8)	1
Unaffiliated common stocks	47.1	(10.1)	17	15.5	(7.1)	11
Total	$3,071.3	$(23.5)	249	$691.0	$(32.0)	82
The Company reviewed its investments with unrealized losses as of December 31, 2020 and 2019 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary and the Company did not intend to sell these securities at an amount below the carrying value prior to maturity or recovery). For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis.
While all securities are monitored for impairment, the Company’s experience indicates that, under normal market conditions, securities for which the cost or amortized cost exceeds fair value by less than 20% do not typically represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:
•Extent and duration of the decline in fair value below cost or amortized cost;
•Financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential, or compliance with terms and covenants of the security;
•Changes in the financial condition of the security’s underlying collateral;
•Any downgrades of the security by a rating agency;
•Nonpayment of scheduled interest, or the reduction or elimination of dividends; and
•Other indications that a credit loss has occurred.

For bonds and preferred stocks, the Company concludes an OTTI has occurred if a security is underwater and there is an intent to sell the security, or it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications, and the Company's liquidity needs. For OTTI on bonds other than loan-backed and structured securities, an impairment loss equal to the difference between the bond’s carrying value and its fair value is recognized within the statements of operations.

Loan-backed and structured securities are considered other-than-temporarily impaired when the Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value, or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold.

When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss equal to the difference between the bonds carrying value and its fair value is recognized within the statements of operations.
When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold the security, an impairment loss is recognized equal to the difference between the security's carrying value and its estimated recovery value is calculated as the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI.

20

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•Expected cash flows from the security;
•Creditworthiness;
•Delinquency, debt-service coverage, and loan-to-value ratios on the underlying collateral;
•Underlying collateral values, vintage year, and level of subordination;
•Geographical concentrations; and
•Susceptibility to prepayment due to changes in the interest rate environment.

The Company records OTTI charges on bonds, common stock, and preferred stock as net realized capital losses on the statements of operations. The largest write-downs were from investments in the following sectors:

	For the Year Ended December 31,
	2020		2019		2018
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Energy (1)	$52.2	92.2%	$2.1	48.8%	$3.4	24.6%
U.S. government (2)	2.4	4.2%	0.5	11.6	7.4	53.6
Health care	1.0	1.8%	0.5	11.6	1.2	8.7
Consumer discretionary	0.8	1.4%	0.4	9.3	0.3	2.2
Telecommunications	0.1	0.2%	0.3	7.0	0.7	5.2
Other	0.1	0.2%	0.5	11.6	0.8	5.8
Impairment losses recognized in earnings	$56.6	100.0%	$4.3	100.0%	$13.8	100.0%
____________________
(1) Primarily related to impairments on non-affiliated common stocks in the energy sector.
(2)Impairments on U.S. Federal Government securities are due to the Company's intent to sell and reflect the impact of interest rate movements.

Based on NAIC ratings as of December 31, 2020 and 2019, the Company held below-investment-grade bonds with fair values of $1,078.5 and $746.6, respectively, and book/adjusted carrying values of $1,036.6 and $716.0, respectively. These holdings amounted to 3.5% and 2.6% of the Company’s investments in bonds at fair value as of December 31, 2020 and 2019, respectively.

Restricted Assets

The table below provides a summary of restricted assets at book/adjusted carrying value:

	As of December 31,
	2020			2019
	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets
Restricted assets in connection with reinsurance transactions (1)	$6,061.4	13.7%	13.7%	$6,124.1	14.5%	14.5%
Federal Home Loan Bank of Des Moines (FHLB DM) capital stock	85.7	0.2	0.2	69.5	0.2	0.2
State deposits	6.9	—	—	6.9	—	—
Pledged collateral to FHLB DM	3,552.6	8.0	8.0	2,277.6	5.4	5.4
Other pledged collateral	63.3	0.1	0.1	31.4	0.1	0.1
Total restricted assets	$9,769.9	22.0%	22.0%	$8,509.5	20.1%	20.1%
____________________
(1) Includes bonds, stocks, mortgage loans, cash, and other assets contractually restricted to use related to the Company's reinsurance transactions.

21

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Funding Agreements with Federal Home Loan Bank of Des Moines

In August 2018, the Company became a member of the Federal Home Loan Bank of Des Moines (FHLB DM). Membership allows access to the FHLB DM's funding services, which provide an alternative liquidity source, including the ability to obtain loans and issue funding agreements that are collateralized by qualifying assets. The Company has issued funding agreements to the FHLB DM to support an institutional spread program, where the Company earns income primarily from the difference between investment income earned and interest paid on the funding agreements. Maximum borrowing capacity varies based on a percentage of total assets, subject to availability of eligible collateral and internal authorization limits. Eligible collateral includes CMBS, RMBS, government or agency securities, and mortgage loans.

The table below presents amounts related to FHLB DM:

	As of December 31,
	2020	2019
Membership stock – Class B (1)	$10.0	$10.0
Activity stock	75.7	59.5
Total	$85.7	$69.5

Outstanding funding agreements (2)	$1,893.2	$1,488.7
Collateral held at FHLB DM, at carrying value (3)	3,552.6	2,277.6
Actual or estimated borrowing capacity as determined by the Company	3,541.1	2,112.1
____________________
(1)Class B membership stock is eligible for redemption in 1 to less than 3 years.
(2)The outstanding funding agreements as of December 31, 2020 and 2019 represent the total reserves established, which was recorded in liability for deposit-type contracts on the balance sheet. The outstanding funding agreements as of December 31, 2020 and 2019 also represent the maximum amount outstanding during the year ended December 31, 2020 and 2019, respectively. The Company does not have any prepayment obligations related to the outstanding funding agreements.
(3)As of the December 31, 2020 and 2019, the fair value of the Company's collateral held at FHLB DM was $3,762.8 and $2,372.9, respectively. The carrying value and fair value also represent the maximum amount pledged during the year ended December 31, 2020 and 2019, respectively.

Low-Income Housing Tax Credits

The Company held LIHTC investments of $40.5 and $66.2 as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company had up to 10 remaining years of unexpired credits related to LIHTC investments. The Company's remaining required holding period for these investments was between 5 and 10 years as of December 31, 2020.

The Company recognized LIHTC tax credits of $34.5 and $72.1 during the years ended December 31, 2020 and 2019, respectively. The Company did not recognize any LITHC tax credits during the year ended December 31, 2018. As of December 31, 2020, the Company had remaining commitments of $2.7 to its LIHTC investments. These properties are not currently subject to any regulatory review.
4. Mortgage Loans

The Company's mortgage loan portfolio is secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The Company's mortgage loan portfolio is considered a single portfolio segment and class of financing receivables, which is consistent with how the Company assesses and monitors the risk and performance of the portfolio. A large majority of these loans have personal guarantees and all mortgaged properties are inspected annually.
The Company's mortgage loan portfolio is diversified by geographic region, loan size, and scheduled maturity. As of December 31, 2020, the two states with the largest concentrations of the Company's mortgage loans were California and Texas, comprising 27.8% and 9.9%, respectively, of total outstanding principal. Of the loans in California, 39.9% related to properties located in the Los Angeles area.
The maximum and minimum lending rates for mortgage loans issued during 2020, were 4.9% and 2.6%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2019, were 5.4% and 3.5%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2018 were 5.6% and 4.2%, respectively.
Loans are underwritten based on loan-to-value (LTV) ratios and debt-service coverage ratios (DSCR), as well as detailed market, property, and borrower analyses. The LTV and DSCR are used by the Company to determine the internal credit quality of mortgage loans. The LTV ratio compares the carrying value of the loan to the fair value of the underlying collateral. The DSCR compares a property's net operating income to its debt-service payments. Generally, a lower LTV ratio and higher DSCR indicate
22

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
a higher quality loan. The Company updates each loan's LTV ratio every quarter based on the carrying value of the property, while property information (such as property value and income for DSCR) is updated annually, primarily during the third quarter.
The maximum LTV for any one loan was 79.1%, 72.2%, and 74.4% for loans funded during the years ended December 31, 2020, 2019, and 2018, respectively. The weighted average LTV ratio for the Company’s mortgage loan portfolio was 46.9% and 48.0% as of December 31, 2020 and 2019, respectively.

The following table sets forth the Company's mortgage loans by credit quality indicator:

	As of December 31, 2020			As of December 31, 2019
	DSCR (1)			DSCR (1)
LTV ratio	1.50x or Greater	Less Than 1.50x	Total	1.50x or Greater	Less Than 1.50x	Total
Less than 65%	$5,714.2	$229.5	$5,943.7	$5,500.0	$289.0	$5,789.0
Between 65% and 80%	204.2	219.9	424.1	209.1	215.1	424.2
Greater than 80%	—	72.3	72.3	—	24.8	24.8
Total mortgage loans	$5,918.4	$521.7	$6,440.1	$5,709.1	$528.9	$6,238.0
_______________________
(1)Beginning in 2020, the Company modified its calculation of DSCR and applied a normalized amortization period for all mortgage loans. Previously, the amortization period varied by individual loan. Prior period amounts were updated to reflect this change.

Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. As of December 31, 2020, no outstanding loans were determined to be non-performing. As of December 31, 2019, one loan with an outstanding balance of $2.3 was considered non-performing.
5. Derivative Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk, and foreign currency exchange risk. Derivative instruments may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-making and other speculative derivatives activities.

The following tables present the notional amounts, carrying amounts, and fair values of the Company’s derivative assets and liabilities:

	As of December 31, 2020
		Carrying Amount		Fair Value
	Notional	Assets	Liabilities	Assets	Liabilities
Derivatives designated as cash flow hedges:
Interest rate swaps	$888.9	$—	$—	$35.1	$—
Foreign currency swaps	833.2	47.8	32.4	57.2	29.7
Total derivatives designated as hedges	$1,722.1	$47.8	$32.4	$92.3	$29.7
Derivatives not designated as hedges:
Index options	$9,653.7	$149.9	$1.1	$372.4	$1.2
Interest rate collars	582.3	36.3	—	36.3	—
Other derivatives	15.5	9.1	—	9.2	—
Total derivatives not designated as hedges	10,251.5	195.3	1.1	417.9	1.2
Total derivatives	$11,973.6	$243.1	$33.5	$510.2	$30.9
23

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2019
		Carrying Amount		Fair Value
	Notional	Assets	Liabilities	Assets	Liabilities
Derivatives designated as cash flow hedges:
Interest rate swaps	$905.9	$—	$—	$9.0	$—
Foreign currency swaps	928.6	86.2	9.1	91.8	9.1
Total derivatives designated as hedges	$1,834.5	$86.2	$9.1	$100.8	$9.1
Derivatives not designated as hedges:
Index Options	$8,713.1	$358.9	$2.3	$358.9	$2.3
Interest rate collars	1,164.7	10.8	10.9	10.8	10.9
Other derivatives	101.4	9.0	—	9.0	—
Total derivatives not designated as hedges	9,979.2	378.7	13.2	378.7	13.2
Total derivatives	$11,813.7	$464.9	$22.3	$479.5	$22.3

Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate bonds, including investments in collateralized loan obligations, to fixed rate bonds. Most of these derivatives qualify and are designated as cash flow hedges.

Foreign Currency Contracts
The Company uses foreign currency swaps and forwards as part of its foreign currency risk management strategy to reduce exchange risk with respect to the Company's investments denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange. Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. These derivatives qualify and are designated as cash flow hedges.

Index Options
The Company uses index call options and futures as part of its equity market risk management strategy. The Company offers indexed and index-linked products that permit the contract holder to allocate all or a portion of their account value to an indexed component that credits interest based on the performance of an index, subject to caps or performance margins set by the Company. The contract holders may elect to rebalance index options at renewal dates, typically annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing revised cap rates or performance margins, subject to contractual guarantees. The Company transacts in index call options according to the portfolio allocation decisions of the contract holders such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.

Interest Rate Collars

The Company uses interest rate collars as part of its interest rate risk management strategy pertaining to floating-rate investments. The Company will generally take a long position using an interest rate floor option to hedge against the risk of falling reference rates, and may choose to partially or fully finance such floor by taking a short position using an interest rate cap option. When done in combination, the long floor and short cap combination is referred to as a collar. The collar provides protection against reference rates falling below the floor’s strike price, but also results in the Company forfeiting potential gains should the reference rates rise above the cap’s strike price. The Company does not designate these derivatives for hedge accounting.

Collateral Arrangements
The Company’s derivative contracts are typically governed by an International Swaps and Derivatives Association (ISDA) Master Agreement. For each Master Agreement, the Company and the counterparty have also entered into a credit support annex (CSA) to reduce the risk of counterparty default in derivative transactions by requiring the posting of cash collateral or other financial assets. The CSA requires either party to post collateral when net exposures from all derivative contracts between the
24

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
parties exceed pre-determined contractual thresholds, which vary by counterparty. The amount of net exposure is the difference between the derivative contract’s fair value and the fair value of the collateral held for such agreements with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement.
The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts. For certain centrally-cleared instruments, the Company is required to post initial margin, which is determined at contract inception, as well as variation margin, which is based on the fair value of the derivative contracts and generally determined on a daily basis. As of December 31, 2020 and 2019, the Company posted initial margin of $26.0 and $23.9, respectively, related to its centrally-cleared derivatives. These amounts are not reflected in collateral presented in the tables below.
In the balance sheets, the Company recognizes cash collateral received in cash and the obligation to return cash collateral as a liability. Non-cash collateral received is not recognized in the balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral.

The following tables present the potential effect of netting arrangements on the Company's balance sheets:

	As of December 31, 2020
	Fair Value	Financial Instruments(1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$78.3	$(3.6)	$(74.7)	$—
B	78.4	—	(36.3)	42.1
C	12.7	—	(12.7)	—
D	47.3	—	(46.7)	0.6
F	73.7	(1.1)	(71.7)	0.9
G	56.8	(3.8)	(52.9)	0.1
H	17.4	(11.0)	(6.1)	0.3
M	58.1	—	(57.1)	1.0
N	76.7	(11.4)	(65.3)	—
Other	10.8	—	(10.8)	—
Total derivative assets	$510.2	$(30.9)	$(434.3)	$45.0
____________________
(1)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the balance sheet.

25

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2019
	Fair Value	Financial Instruments(1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$93.2	$(2.6)	$(90.6)	$—
B	74.0	—	(60.1)	13.9
C	20.2	—	(20.2)	—
F	46.6	—	(46.0)	0.6
G	33.5	(1.8)	(31.7)	—
H	38.3	(8.3)	(30.0)	—
I	18.5	—	(18.5)	—
M	59.3	(0.8)	(58.5)	—
N	79.5	(8.6)	(70.9)	—
Other	16.4	(0.2)	(16.2)	—
Total derivative assets	$479.5	$(22.3)	$(442.7)	$14.5
____________________
(1)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not net against the gross derivative assets for presentation on the balance sheet.
6. Fair Value of Financial Instruments

The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs when measuring fair value. The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values.

The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level assigned to a fair value measurement is based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company's financial instruments are categorized as follows:
•    Level 1 – Unadjusted quoted prices in active markets for identical instruments.
•    Level 2 – Quoted prices for similar instruments in active markets and model-derived valuations whose inputs are observable. This category includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace.
•    Level 3 – Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes.

The following tables present financial instruments carried at fair value:

	As of December 31, 2020
Assets at fair value:	Level 1	Level 2	Level 3	Total
Unaffiliated common stocks	$66.9	$85.7	$0.8	$153.4
Derivatives	9.2	69.8	3.7	82.7
Separate account assets	1,270.3	24.9	7.6	1,302.8
Total assets at fair value (1)	$1,346.4	$180.4	$12.1	$1,538.9
____________________
(1)Does not include amounts related to alternative investments that are measured using the net asset value (NAV) practical expedient. The fair value of these investments was $348.5. These investments have varying investment strategies, and redemption terms and conditions.

26

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2019
Assets at fair value:	Level 1	Level 2	Level 3	Total
Bonds	$—	$1.3	$0.2	$1.5
Unaffiliated common stocks	107.9	69.5	0.5	177.9
Derivatives	9.0	287.1	82.6	378.7
Separate account assets	1,128.9	4.7	2.3	1,135.9
Total assets at fair value (1)	$1,245.8	$362.6	$85.6	$1,694.0
____________________
(1)Does not include amounts related to alternative investments that are measured using the net asset value (NAV) practical expedient. The fair value of these investments was $233.7. These investments have varying investment strategies, and redemption terms and conditions.

The following tables present the book/adjusted carrying values and corresponding fair values of financial instruments subject to fair value disclosure requirements, categorized by the fair value hierarchy described above:

	As of December 31, 2020
Type of Financial Instrument	Carrying Values	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Bonds	$28,488.9	$31,173.1	$0.6	$30,682.3	$490.2
Preferred stocks	102.6	102.1	—	102.1	—
Unaffiliated common stocks	153.4	153.4	66.9	85.7	0.8
Mortgage loans	6,440.1	6,751.4	—	—	6,751.4
Limited partnerships (1)	43.1	50.7	—	—	50.7
Cash and cash equivalents	1,025.6	1,025.6	1,025.6	—	—
Derivatives	243.1	510.2	9.2	428.9	72.2
Separate account assets	6,478.3	7,011.9	1,372.2	5,155.5	484.2
____________________
(1)Does not include amounts related to alternative investments that are measured using the net asset value (NAV) practical expedient. The fair value of these investments was $348.5. These investments have varying investment strategies, and redemption terms and conditions.

	As of December 31, 2019
Type of Financial Instrument	Carrying Values	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Bonds	$27,312.3	$29,012.5	$66.0	$28,394.9	$551.6
Preferred stocks	108.0	104.6	—	104.6	—
Unaffiliated common stocks	177.9	177.9	107.9	69.5	0.5
Mortgage loans	6,238.0	6,473.8	—	—	6,473.8
Limited partnerships	74.8	88.3	—	—	88.3
Cash and cash equivalents	612.4	612.4	612.4	—	—
Derivatives	464.9	479.5	9.0	388.0	82.6
Separate account assets	6,024.0	6,317.2	1,207.0	4,655.9	454.2
____________________
(1)Does not include amounts related to alternative investments that are measured using the net asset value (NAV) practical expedient. The fair value of these investments was $233.7. These investments have varying investment strategies, and redemption terms and conditions.

Financial Instruments Measured at Fair Value on a Recurring Basis
Unaffiliated Common Stocks
The Company's unaffiliated common stock primarily include FHLB DM common stock and publicly traded common stocks. The FHLB DM common stock is based on redeemable par value and is classified as a Level 2 measurement. The publicly traded common stocks are based on quoted market prices in active markets for identical assets and are classified as a Level 1 measurement.
27

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Derivatives
Index options consist primarily of Standard & Poor's 500 Index® (S&P 500) options. The fair values of these index options were determined using option pricing models. Significant inputs include index implied volatilities, index dividend yields, index prices, a risk-free rate, option term, and option strike price. As these inputs are observable, most index options are classified as a Level 2 measurement.
Separate Account Assets
Separate account assets related to the Company's variable products are primarily invested in mutual funds with published net asset values (NAVs) and are classified as a Level 1 measurement. Separate account assets related to the Company's RILA include investments in derivatives, which are valued using the same methodologies described above.
Other Financial Instruments Subject to Fair Value Disclosure Requirements
Bonds
Bonds are primarily classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominately utilizes third-party independent pricing services to assist management in determining the fair value of its bonds.
The majority of industrial and miscellaneous bonds and mortgage- and asset-backed securities classified as Level 2 measurements are priced by independent pricing services utilizing evaluated pricing models. Because many of these bonds do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing to prepare valuations. The significant inputs for these bond valuations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and other reference data, including market research publications. In addition, for mortgage- and asset-backed securities, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.
Preferred Stocks
The fair values of preferred stocks are valued by pricing services utilizing evaluated pricing models. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities of the same issuer. As these inputs are considered observable, preferred stocks are classified as a Level 2 measurement.
Mortgage Loans
The fair values of the Company’s mortgage loans are determined by discounting the projected future cash flows using a discount rate equal to the risk-free rate plus a valuation spread. The valuation spread is an unobservable input that includes management's assumptions of the impact of credit risks. Significant increases or decreases in this spread results in significant changes in fair value; therefore, mortgage loans are classified as a Level 3 measurement.
Limited Partnerships
The fair value of the Company's investment in limited partnerships involved in tax credit investments is estimated based on the discounted future economic benefits over the remaining life of each investment, using a market rate of return based on similar investments observed by brokers. The future economic benefits are based on assumptions about the partnerships' future performance and related tax benefits passed through to the Company, net of the Company's obligations to make future investment contributions. Because these estimates utilize significant unobservable inputs, investments in limited partnerships are classified as a Level 3 measurement.

Cash and Cash Equivalents

Cash and Cash equivalents consist of demand bank deposits and short-term high liquid investments with original maturities of three months or less at the time of purchase (including money market funds which have no stated maturity dates). Because cash equivalents are readily convertible to known amounts of cash, carrying value generally approximates fair value. The Company classified cash and cash equivalents as Level 1.

Derivatives

Foreign currency swaps are valued using an income approach. These swaps are priced using a discounted cash flow model. The significant inputs include the projected cash flows, currency spot rates, swap yield curve, and cross currency basis curve. As these inputs are observable, the foreign currency swaps valuation is classified as a Level 2 measurement.
28

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Separate Account Assets
Separate account assets related to the Company's fixed BOLI and RILA products primarily consist of bonds, commercial mortgage loans, and cash that are valued using the same methodologies described above.

Rollforward of Assets and Liabilities Measured and Reported as Level 3

The following table presents additional information about derivatives measured and reported at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$82.6	$—
Gross transfers into Level 3 (1)	—	0.1
Gross transfers out of level 3 (2)	(81.2)	—
Total gains (losses) included in net income	(0.1)	36.9
Total gains (losses) included in surplus	1.0	—
Purchases	2.4	45.6
Sales	—	—
Settlements	(1.0)	—
Balance, end of period	$3.7	$82.6
____________________
(1)Transfers into Level 3 are generally the result of observable market information on a security no longer being available or utilized by pricing vendors.
(2)Transfers out of level 3 are related to the Company's index options for FIA products being accounted using the amortized cost method under the election of IAC 191-97, effective January 1, 2020. Refer to Note 2 for further discussion.
7. Reinsurance
The Company uses reinsurance across its businesses to spread risk and limit losses. The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their obligations. The following summarizes the Company's reinsurance coverage by line of business:
•Medical Stop-Loss. Starting in 2020, the Company reinsures the excess of $3.0 per individual claim; previously, the Company reinsured $2.5 per individual claim.
In 2019, the Company entered into a coinsurance with funds withheld arrangement to manage its risk based capital position on a majority of its stop-loss policies. This agreement does not qualify for GAAP reinsurance accounting.
•Group Life & DI. Starting in 2019, the Company primarily reinsures group life mortality risk in excess of $0.35 per individual and line of coverage; previously, the Company primarily reinsured in excess of $0.25 per individual and line of coverage. The Company reinsures morbidity risk in excess of $8.0 thousand of gross monthly benefit per life. The Company also has catastrophic coverage for group life policies.
•Deferred Annuities. The Company has a reinsurance agreement to manage its statutory capital position related to fixed deferred and fixed indexed annuities that have a guaranteed return of premium feature and were issued beginning in 2017. This agreement does not qualify for reinsurance accounting under GAAP.
•Income Annuities. In 2018, the Company entered into the Modco Reinsurance Transaction to transfer financial responsibility for its in-force block of income annuity contracts, which consists of all of the Company's structured settlements and a smaller block of SPIAs. This agreement does not qualify for reinsurance accounting under GAAP. See further discussion below.
•Individual Life. The Company's reinsurance coverage varies by product, policy issue year, and issue age of the insured. For fully underwritten policies issued subsequent to April 2017, the Company retains up to a maximum of $5.0 per life. For fully underwritten policies issued between March 2013 and April 2017, the Company retains up to a maximum of $3.0 per life.
In 2019, the Company entered into a coinsurance with funds withheld and a yearly renewable term reinsurance arrangement to manage its statutory capital position on a block of UL policies with secondary guarantees largely issued between January 2015 and December 2019. This agreement does not qualify for GAAP reinsurance accounting.
In 2018, the Company entered into a coinsurance with funds withheld arrangement with a third party reinsurer, as well as an excess loss reinsurance agreement with its subsidiary, Symetra National Life Insurance Company, to manage its
29

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
statutory capital position on its survivorship guaranteed universal life policies. This agreement does not qualify for reinsurance accounting under GAAP.
In addition, the Company has a funds withheld reinsurance agreement with its wholly-owned subsidiary, Symetra Reinsurance Corporation. The Company ceded all net policy liabilities related to a block of universal life insurance policies with secondary guarantees issued on or before December 31, 2014. The related reinsurance reserve credit taken was $248.5 and $235.1 as of December 31, 2020 and 2019, respectively. The balance of funds withheld was $191.6 and $178.1 as of December 31, 2020 and 2019, respectively.
Reserve credit taken for all ceded reinsurance was $1,267.9 and $1,201.7 as of December 31, 2020 and 2019, respectively.
The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurers’ insolvencies. The Company analyzes reinsurance recoverables, net of assets held in trust and funds withheld required by the related reinsurance agreements, according to the credit ratings and financial health of its reinsurers and is not aware of its major reinsurers currently experiencing financial difficulties. Excluding the Modco Reinsurance Transaction discussed below, as of December 31, 2020, $382.0 of net reinsurance recoverables was related to four reinsurers, representing 73.9% of the total amount due from reinsurers. As of December 31, 2019, $318.3 of net reinsurance recoverables was related to three reinsurers, representing 62.5% of the total amount due from reinsurers. Of the total amounts due from reinsurers, 96.0% and 95.8%, respectively was with reinsurers rated A- or higher by A.M. Best as of December 31, 2020 and 2019. The Company had no write-offs or reserve for uncollectible reinsurance in 2020 or 2019.

Modco Reinsurance Transaction
In September 2018, the Company entered into the Modco Reinsurance Transaction, which was effective as of July 1, 2018, for $5.7 billion of its in-force block of income annuities, consisting of life contingent annuities of $4.0 billion and non-life contingent annuities of $1.7 billion. At inception, the Company recorded a reduction to premiums of $4.0 billion and a corresponding increase to reserve adjustment on reinsurance ceded on the statements of operations.
Associated with the Modco Reinsurance Transaction, the Company paid a ceding commission of $360.0 to the reinsurer at the transaction date, of which $104.0 was recorded as an adjustment to liability for deposit-type contracts on the Company's balance sheets and is amortized over the life of the contracts into benefits expense. The withheld assets supporting the net statutory reserves of the reinsured business are reported as investments on the balance sheets and are legally owned by the Company.
The Company remains liable to its policyholders to the extent that the reinsurer does not meet its contractual obligations. In the event of the reinsurer's insolvency, the Company would reclaim the withheld assets supporting the reserve liabilities. The Company has the ability to offset amounts due to the reinsurer with amounts owed from the reinsurer, as well as access to amounts held in trust, which reduces the risk of loss.
30

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table sets forth the effect of reinsurance on premiums and annuity considerations. It is disaggregated by accident and health, and life insurance and annuity products, which are short- and long-duration contracts, respectively.

	For the Year Ended December 31,
	2020	2019	2018
Premiums and annuity considerations
Direct life insurance in-force	$130,187.8	$120,614.2	$110,772.3

Direct:
Accident and health	929.5	958.7	849.2
Life insurance	846.9	799.9	653.9
Annuity	2,866.7	2,991.3	3,230.4
Total direct premiums	4,643.1	4,749.9	4,733.5
Assumed:
Accident and health	0.9	0.8	1.2
Total assumed premiums	0.9	0.8	1.2
Ceded:
Accident and health	(283.9)	(367.5)	(26.7)
Life insurance	(123.7)	(242.4)	(427.0)
Annuity	(2.4)	(2.3)	(4,012.3)
Total ceded premiums	(410.0)	(612.2)	(4,466.0)
Net premiums and annuity considerations	$4,234.0	$4,138.5	$268.7

Percentage of amount assumed to net	0.02%	0.02%	0.45%
Ceded reinsurance reduced the Company’s claims reported on the statements of operations by $374.8, $386.9, and $81.9 for the years ended December 31, 2020, 2019, and 2018, respectively.
8. Life and Annuity Reserves
The following tables present the Company’s annuity reserves and deposit fund liabilities by withdrawal characteristics, including those held in separate account liabilities:

	As of December 31, 2020
Individual Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$7,091.8	$—	$7,091.8	26.6%
At book value less surrender charge of 5% or more (1)	9,036.2	305.4	9,341.6	35.1
At fair value	—	376.1	376.1	1.4
Total with adjustment or at fair value	16,128.0	681.5	16,809.5	63.1
At book value without adjustment (minimal or no charge or adjustment)	5,559.2	—	5,559.2	20.9
Not subject to discretionary withdrawal	4,257.6	—	4,257.6	16.0
Total gross individual annuity actuarial reserves	25,944.8	681.5	26,626.3	100.0%
Less: reinsurance ceded	33.4	—	33.4
Total net individual annuity actuarial reserves	$25,911.4	$681.5	$26,592.9
____________________
(1)Includes $492.2 that will have none to minimal charge or adjustments within the next year subsequent to December 31, 2020.
31

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2020
Group Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69.6	$—	$69.6	9.4%
At fair value	—	180.1	180.1	24.4
Total with adjustment or at fair value	69.6	180.1	249.7	33.8
At book value without adjustment (minimal or no charge or adjustment)	487.0	—	487.0	66.0
Not subject to discretionary withdrawal	1.3	—	1.3	0.2
Total group annuity actuarial reserves	$557.9	$180.1	$738.0	100.0%

	As of December 31, 2020
Deposit-type Contracts	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69.6	$—	$69.6	2.0%
At fair value	—	0.6	0.6	—
Total with adjustment or at fair value	69.6	0.6	70.2	2.0
At book value without adjustment (minimal or no charge or adjustment)	38.2	—	38.2	1.1
Not subject to discretionary withdrawal	3,401.0	—	3,401.0	96.9
Total gross deposit-fund liabilities	3,508.8	0.6	3,509.4	100.0%
Less: reinsurance ceded	72.4	—	72.4
Total net deposit-fund liabilities	$3,436.4	$0.6	$3,437.0

	As of December 31, 2019
Individual Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$7,751.9	$—	$7,751.9	30.2%
At book value less surrender charge of 5% or more	8,791.4	—	8,791.4	34.2
At fair value	—	473.0	473.0	1.8
Total with adjustment or at fair value	16,543.3	473.0	17,016.3	66.2
At book value without adjustment (minimal or no charge or adjustment)	4,249.6	—	4,249.6	16.5
Not subject to discretionary withdrawal	4,449.5	—	4,449.5	17.3
Total gross individual annuity actuarial reserves	25,242.4	473.0	25,715.4	100.0%
Less: reinsurance ceded	39.4	—	39.4
Total net individual annuity actuarial reserves	$25,203.0	$473.0	$25,676.0
32

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2019
Group Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$68.5	$—	$68.5	9.3%
At fair value	—	166.4	166.4	22.8
Total with adjustment or at fair value	68.5	166.4	234.9	32.1
At book value without adjustment (minimal or no charge or adjustment)	495.7	—	495.7	67.8
Not subject to discretionary withdrawal	0.8	—	0.8	0.1
Total group annuity actuarial reserves	565.0	166.4	731.4	100.0%

	As of December 31, 2019
Deposit-type Contracts	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$71.4	$—	$71.4	2.2%
At fair value	—	0.5	0.5	—
Total with adjustment or at fair value	71.4	0.5	71.9	2.2
At book value without adjustment (minimal or no charge or adjustment)	34.8	—	34.8	1.1
Not subject to discretionary withdrawal	3,131.9	—	3,131.9	96.7
Total gross deposit-fund liabilities	3,238.1	0.5	3,238.6	100.0%
Less: reinsurance ceded	85.1	—	85.1
Total net deposit-fund liabilities	$3,153.0	$0.5	$3,153.5
Total annuity actuarial reserves and deposit fund liabilities were as follows:

	As of December 31,
	2020	2019
Annuity reserves	$26,469.3	$25,768.0
Liability for deposit-type contracts	3,436.4	3,153.0
Separate account – annuity reserves and liability for deposit-type contracts	862.2	639.9
Total net annuity actuarial reserves and liability for deposit-type contracts	$30,767.9	$29,560.9

33

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table presents the Company's life reserves by withdrawal characteristics, including those held in separate account liabilities:

	As of December 31, 2020
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1.6	$8.3
Universal life	1,127.5	1,128.1	1,244.3
Universal life with secondary guarantees	1,039.2	658.5	1,665.2
Indexed universal life with secondary guarantees	480.5	306.6	323.0
Other permanent cash value life insurance	—	56.8	59.8
Variable universal life	45.8	45.7	52.9
Miscellaneous reserves	—	3.0	3.0
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	XXX	XXX	399.7
Accidental death benefits	XXX	XXX	0.2
Disability – active lives	XXX	XXX	0.9
Disability – disabled lives	XXX	XXX	33.1
Miscellaneous reserves	XXX	XXX	271.5
Total life insurance reserves	2,693.0	2,200.3	4,061.9
Less: reinsurance ceded	—	—	1,202.5
Total net life insurance reserves	$2,693.0	$2,200.3	$2,859.4

	As of December 31, 2020
	Separate Account with Guarantees			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$4,751.3	$4,751.3	$4,751.3	$—	$—	$—
Variable universal life	—	—	—	701.6	692.5	692.5
Total life insurance reserves	$4,751.3	$4,751.3	$4,751.3	$701.6	$692.5	$692.5

34

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2019
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1.1	$8.0
Universal life	1,132.2	1,132.0	1,245.7
Universal life with secondary guarantees	960.1	606.1	1,387.0
Indexed universal life with secondary guarantees	228.9	143.0	171.8
Other permanent cash value life insurance	—	59.8	62.9
Variable universal life	30.8	30.8	32.6
Miscellaneous reserves	—	4.7	4.7
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	XXX	XXX	413.0
Accidental death benefits	XXX	XXX	0.2
Disability – active lives	XXX	XXX	1.0
Disability – disabled lives	XXX	XXX	32.3
Miscellaneous reserves	XXX	XXX	267.6
Total life insurance reserves	2,352.0	1,977.5	3,626.8
Less: reinsurance ceded	—	—	1,127.0
Total net life insurance reserves	$2,352.0	$1,977.5	$2,499.8

	As of December 31, 2019
	Separate Account with Guarantees			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$4,667.3	$4,667.3	$4,667.3	$—	$—	$—
Variable universal life	—	—	—	602.9	598.0	598.0
Total life insurance reserves	$4,667.3	$4,667.3	$4,667.3	$602.9	$598.0	$598.0
Total life insurance reserves were as follows:

	As of December 31,
	2020	2019
Life insurance reserves	$2,708.3	$2,374.3
Accidental death benefits reserves	0.2	0.2
Disability – active lives reserves	0.9	1.0
Disability – disabled lives reserves	32.2	31.7
Miscellaneous reserves	117.8	92.6
Separate account life insurance reserves	5,443.8	5,265.3
Total net life insurance reserves	$8,303.2	$7,765.1
As of December 31, 2020 and 2019, the Company had $8,622.1 and $8,823.7, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Related reserves of $242.7 and $264.2 as of December 31, 2020 and 2019, respectively, were included in life and annuity reserves.
35

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
9. Liability for Unpaid Claims
The following table provides a reconciliation of the beginning and ending liability balances for unpaid claims, net of reinsurance recoverables:

	For the Year Ended December 31,
	2020	2019	2018
Balance, beginning of the year	$483.4	$421.9	$380.2
Less: reinsurance recoverables (1)	124.6	109.3	61.1
Net balance, beginning of the year	358.8	312.6	319.1
Add provision for claims, net of reinsurance, occurring in:
Current year	765.3	718.4	845.3
Prior years	(18.8)	7.8	(6.6)
Net incurred losses during the year	746.5	726.2	838.7
Deduct payments for claims, net of reinsurance, occurring in:
Current year	499.0	494.7	589.9
Prior years	190.1	185.3	189.8
Net claim payments during the current year	689.1	680.0	779.7
Valuation basis change and corrections	—	—	(7.3)
Net balance, end of year	416.2	358.8	370.8
Add: reinsurance recoverables	133.2	124.6	51.1
Balance, end of year	$549.4	$483.4	$421.9
____________________
(1) The beginning balance for 2019 includes a $58.2 reserve credit taken in connection with the coinsurance with funds withheld arrangement for certain of the Company's medical stop-loss policies, respectively. Refer to Note 7 for further information.
Liabilities for unpaid claims are recorded in policy and contract claims, life and annuity reserves, and accident and health reserves on the balance sheets. The Company uses estimates in determining its liability for unpaid claims. These estimates are primarily based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2020, the change in incurred claims related to prior years was primarily due to favorable claims experience on the Company's medical stop-loss policies, partially offset by unfavorable claims experience on the Company's group life and DI policies.
10. Capital and Surplus
The NAIC establishes certain risk-based capital (RBC) requirements for life and health insurance companies. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is determined based on various risk factors. As of December 31, 2020 and 2019, the Company met the minimum capital and surplus and RBC requirements.
Under Iowa law, the Company may pay dividends only from the earned surplus arising from its business and must receive the prior approval of the Department to pay stockholder dividends or make any other distribution if such distributions would exceed certain statutory limitations. Iowa law gives the Department discretion to disapprove requests for distributions in excess of these limits. Extraordinary dividends include those made within the preceding twelve months that exceed the greater of (i) 10% of statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year. Based on December 31, 2020 statutory results, the maximum dividend that may be paid without prior approval in 2021 is $231.6.
During both 2020 and 2019, the Company did not pay dividends to its Parent. During 2018, the Company paid dividends of $50.0 to its Parent.

36

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table presents the cumulative increase (reduction) of unassigned funds related to the following items:

	As of December 31,
	2020	2019
Net unrealized gains	$66.8	$33.0
Nonadmitted assets	(133.2)	(118.9)
Separate accounts	176.6	145.8
Asset valuation reserve	(386.4)	(351.1)
11. Income Taxes
The components of DTAs and deferred tax liabilities (DTLs) are as follows:

	As of December 31, 2020			As of December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$277.4	$9.2	$286.6	$270.1	$25.4	$295.5	$7.3	$(16.2)	$(8.9)
DTAs nonadmitted	(78.2)	—	(78.2)	(63.1)	(5.1)	(68.2)	(15.1)	5.1	(10.0)
Subtotal admitted DTAs	199.2	9.2	208.4	207.0	20.3	227.3	(7.8)	(11.1)	(18.9)
Less: DTLs	83.3	14.2	97.5	95.4	19.1	114.5	(12.1)	(4.9)	(17.0)
Net admitted DTAs	$115.9	$(5.0)	$110.9	$111.6	$1.2	$112.8	$4.3	$(6.2)	$(1.9)
The admission calculation components are as follows:

	As of December 31, 2020			As of December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1.4	$1.4	$—	$1.2	$1.2	$—	$0.2	$0.2
(1) Adjusted gross DTAs expected to be realized following the balance sheet date	111.1	—	111.1	113.3	—	113.3	(2.2)	—	(2.2)
(2) Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	391.5	XXX	XXX	359.3	XXX	XXX	32.2
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lessor of (1) and (2))	111.1	—	111.1	113.3	—	113.3	(2.2)	—	(2.2)
Adjusted gross DTAs offset by gross DTLs	88.1	7.8	95.9	93.7	19.1	112.8	(5.6)	(11.3)	(16.9)
DTAs admitted	$199.2	$9.2	$208.4	$207.0	$20.3	$227.3	$(7.8)	$(11.1)	$(18.9)
As of December 31, 2020 and 2019, respectively, the ratio percentage used to determine the recovery period and limitation threshold amount was 810% and 802%. As of December 31, 2020 and 2019, respectively, the amount of adjusted capital and surplus used to determine the recovery period and limitation threshold amounts were $2,610.2 and $2,395.2. The results of this calculation component enable the Company to admit DTAs expected to reverse within three years, if not previously admitted as a carryback.
The admission calculations for 2020 and 2019 were not impacted by tax-planning strategies. The Company had no unrecognized DTLs as of December 31, 2020 or 2019.
The components of current income tax expense (benefit) are as follows:

	For the Year Ended December 31,
	2020	2019	2018
Federal income tax expense (benefit)	$(125.8)	$(69.5)	$(12.4)
Federal income tax expense (benefit) on net capital gains (losses)	97.3	90.4	20.0
Federal income tax expense (benefit) incurred	$(28.5)	$20.9	$7.6
37

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The main components of deferred tax amounts are as follows:

	As of December 31,
	2020	2019	Change
DTAs
Ordinary:
Policyholder reserves	$104.9	$125.1	$(20.2)
Investments	40.7	17.2	23.5
Deferred acquisition costs	103.8	91.6	12.2
Receivables - nonadmitted	11.6	10.6	1.0
Tax credit carryforward	9.4	17.8	(8.4)
Other	7.0	7.8	(0.8)
Total ordinary DTAs	277.4	270.1	7.3
Total ordinary DTAs – nonadmitted	(78.2)	(63.1)	(15.1)
Net admitted ordinary DTAs	199.2	207.0	(7.8)
Capital:
Investments	9.2	25.4	(16.2)
Nonadmitted	—	(5.1)	5.1
Net admitted capital DTAs	9.2	20.3	(11.1)
Net admitted DTAs	$208.4	$227.3	$(18.9)

DTLs
Ordinary:
Policyholder reserves	$64.3	$75.5	$(11.2)
Other	19.0	19.9	(0.9)
Total ordinary DTLs	83.3	95.4	(12.1)
Capital:
Investments	14.2	19.1	(4.9)
Total capital DTLs	14.2	19.1	(4.9)
Total DTLs	97.5	114.5	(17.0)
Net DTAs/DTLs	$110.9	$112.8	$(1.9)

Net change in DTA/DTL			$8.1
Surplus adjustments:
Tax effect of change in unrealized capital gains (losses)			8.8
Tax effect on adoption of IAC 191-97			(9.7)
Adjusted change in net deferred income taxes			$7.2
The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2020 or 2019.
Differences between the federal income tax provision and the change in deferred taxes computed by applying the U.S. federal income tax rate of 21% to the net gain (loss) from operations before federal income taxes and the realized capital losses and the actual tax provision are as follows:
38

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	For the Year Ended December 31,
	2020	2019	2018
Ordinary income tax at federal statutory rate	$(82.3)	$(28.4)	$(26.9)
Capital income tax benefit at federal statutory rate	95.7	91.9	21.8
Total expected income tax expense (benefit)	13.4	63.5	(5.1)
Significant statutory to tax adjustments on taxes:
Tax credits	(26.2)	(35.5)	(40.8)
2018 net operating loss carryback – 2020 CARES Act	(13.9)	—	—
Change in valuation basis – statutory reserves	(3.4)	(4.2)	0.1
Adjustment for deferred tax rate change – 2017 Tax Act	—	—	(8.8)
Impact of reinsurance transactions	—	—	13.2
Other	(5.6)	(4.2)	(4.7)
Total federal income tax expense (benefit)	$(35.7)	$19.6	$(46.1)

Federal income tax expense (benefit)	$(28.5)	$20.9	$7.6
Adjusted change in net deferred income taxes	(7.2)	(1.3)	(53.7)
Total statutory income tax expense (benefit)	$(35.7)	$19.6	$(46.1)
The CARES Act was enacted in 2020, and allows companies to carryback net operating losses (NOLs) originated in 2018, 2019, or 2020 for five years. The Company elected to carryback NOLs originated in 2018 to tax years with a corporate tax rate of 35%, instead of carrying forward to tax years with a corporate tax rate of 21%. This led to an increase in benefit for income taxes of $13.9 for the year ended December 31, 2020.

As of December 31, 2020, the Company had no operating loss or capital loss carryforwards to offset against future taxable income. As of December 31, 2020, the Company had an investment tax credit carryforward of $9.4, which originated in 2020 and will expire during 2040.

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net capital losses is as follows:

	For the Year Ended December 31,
	2020	2019	2018
Capital gains	$4.8	$22.4	$—
The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of December 31, 2020.
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company's consolidated life group federal and state income tax returns are open for examination for tax years 2013 through present.
39

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
12. Separate Accounts
Separate account assets are attributed to the following products:

	As of December 31, 2020			As of December 31, 2019
	Legally Insulated	Not Legally Insulated	Total	Legally Insulated	Not Legally Insulated	Total
BOLI (1)	$4,751.3	$171.5	$4,922.8	$4,667.3	$129.3	$4,796.6
RILA (2)	24.3	310.0	334.3	8.6	123.8	132.4
Variable annuities	557.0	—	557.0	524.6	—	524.6
Variable COLI	533.5	—	533.5	475.8	—	475.8
Variable life and UL	168.2	—	168.2	127.2	—	127.2
Total	$6,034.3	$481.5	$6,515.8	$5,803.5	$253.1	$6,056.6
____________________
(1)The Company allows interest income above the required policy account values within the BOLI separate account. The amount accumulated over and above the required policy account values is not considered to be legally insulated.
(2)For RILA, the Company modified its determination of legally insulated in 2020 to include only contracts issued in Texas, Alaska, and Washington, as those states require the full account value to be legally insulated. Previously, the entire amount accumulated over and above the required policy account values or reserves were not considered to be legally insulated. Prior period amounts were updated to reflect this change.

The fair value of BOLI and RILA invested assets not reported at fair value and related net unrealized gains (losses) are as follows:

	As of December 31,
	2020		2019
	Fair Value	Net Unrealized Gains (Losses)	Fair Value	Net Unrealized Gains (Losses)
BOLI	$5,413.8	$527.1	$5,057.0	$292.4
RILA	295.3	6.4	124.3	0.8
In accordance with contract provisions relating to the Company’s separate account products, some separate account liabilities are guaranteed by the general account. As of December 31, 2020 and 2019, the separate accounts did not owe the Company for accrued fees or expenses.
The following table provides premium and reserve information for the separate accounts of the Company:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations, or deposits for the year ended December 31, 2020	$—	$—	$261.2	$261.2

Reserves as of December 31, 2020:
For accounts with assets at:
Fair value	$—	$—	$1,249.3	$1,249.3
Amortized cost	2,243.1	2,508.2	305.4	5,056.7
Total reserves	$2,243.1	$2,508.2	$1,554.7	$6,306.0

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$—	$—	$305.4	$305.4
At fair value	—	—	1,249.3	1,249.3
At book value without fair value adjustment and with current surrender charge less than 5%	2,243.1	2,508.2	—	4,751.3
Total reserves	$2,243.1	$2,508.2	$1,554.7	$6,306.0
40

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2019	$—	$—	$251.3	$251.3

Reserves as of December 31, 2019:
For accounts with assets at:
Fair value	$—	$—	$1,122.2	$1,122.2
Amortized cost	2,210.1	2,457.2	115.7	4,783.0
Total reserves	$2,210.1	$2,457.2	$1,237.9	$5,905.2

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$—	$—	$115.7	$115.7
At fair value	—	—	1,122.2	1,122.2
At book value without fair value adjustment and with current surrender charge less than 5%	2,210.1	2,457.2	—	4,667.3
Total reserves	$2,210.1	$2,457.2	$1,237.9	$5,905.2

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2018	$—	$—	$111.3	$111.3
The following table provides a reconciliation of amounts transferred to and from the separate accounts as reported on the statements of operations:

	For the Year Ended December 31,
	2020	2019	2018
Transfers to separate accounts	$571.6	$424.7	$297.1
Transfers from separate accounts	(474.8)	(352.2)	(333.8)
Net transfers to (from) separate accounts	96.8	72.5	(36.7)
Deposits in free look period and other timing differences	(0.4)	(2.7)	2.4
Net transfers to (from) separate accounts as reported on statements of operations	$96.4	$69.8	$(34.3)
13. Related Parties
The following discussion relates to transactions entered into by the Company with related parties and affiliates. Refer to Note 7 for further discussion on reinsurance agreements with related parties.
It is the Company's policy to settle amounts due with affiliated companies within 30 days, except for certain long-term compensation liabilities that are settled when the awards are paid. Transactions with related parties recorded in the Company's financial statements were as follows:

	As of December 31,
	2020	2019
Balances with Parent and affiliates:
Receivables	$0.7	$20.8
Payables	(26.2)	(20.3)
The Company's affiliate, Symetra Assigned Benefits Service Company (SABSCO), purchased future payment streams of structured settlement annuity contracts issued by the Company from third-party payees. These contracts were assigned to and owned by SABSCO. The Company issued commutation endorsements to pay SABSCO lump sum amounts in lieu of receiving the future payment streams in the structured settlement annuity contracts and released its reserves related to the contracts.
41

SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT - STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The Company has entered into various agreements with the Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel, and facilities, and that the related expenses will be shared. These expenses include rent, payroll, benefits, data processing systems, and other charges. General service expenses are allocated among legal entities using various methodologies that management believes to be reasonable to estimate service utilization, including headcount, time studies, or relevant activity levels.

During 2020, the Company entered into an Investment Management Agreement with its affiliate, Symetra Investment Management Company, a subsidiary of Symetra Financial Corporation. The agreement provides for investment advisory services related to the Company’s invested assets, including the Company's mortgage loan portfolio. In addition, the Company paid concessions, general agent fees, administrative, and underwriting fees for services provided by its affiliates, primarily to Symetra Securities, Inc.
During 2020, the Company received a cash capital contribution of $300.0 from its Parent.

	For the Year Ended December 31,
	2020	2019	2018
Transactions with Parent and affiliates:
Payments for investment management services	$45.2	$—	$—
Payments related to commutation endorsements (1)	2.9	5.3	5.6
Shared services expenses (allocated) payments, net (2)	(16.3)	(0.7)	(0.2)
Payments for concessions, general agent fees, administrative, and underwriting fees (3)	16.2	15.3	10.2
___________________
(1)Commutation endorsements paid to SABSCO reduce the reserves reported in life and annuity reserves on the balance sheets and surrender and maturity benefits on the statements of operations, net of related payments.
(2)Reported primarily in general insurance expenses on the statements of operations.
(3)Reported primarily in commissions on the statements of operations.
14. Commitments and Contingencies
Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly basis and updates its established liabilities, disclosures, and estimates of reasonably possible losses or range of loss based on such reviews.
Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such matters will have an impact on its financial condition or results of operations that differs materially from the Company’s established liabilities. However, given the inherent difficulty in predicting the outcome of such matters, it is possible that an adverse outcome in certain such matters could be material to the Company’s financial condition or results of operations for any particular reporting period.
Other Commitments
The Company has committed to provide future capital contributions for investments in limited partnerships related to its alternative investments. As of December 31, 2020 and 2019, the amount of these unfunded commitments was $272.1 and $326.5, respectively.
As of December 31, 2020 and 2019, unfunded mortgage loan commitments were $20.0 and $82.2, respectively. The Company had no other material commitments or contingencies as of December 31, 2020 or 2019.
42